UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® MSCI Communication Services Index ETF

(formerly Fidelity MSCI Telecommunications Services Index ETF)

October 31, 2018

T09-QTLY-1218

1.9584819.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 79.5%
Alternative Carriers – 22.7%
CenturyLink, Inc.	364,928	$7,532,114
Cogent Communications Holdings, Inc.	85,621	4,450,580
Globalstar, Inc. (a)	7,351,589	2,556,147
Iridium Communications, Inc. (a)	288,444	5,714,076
ORBCOMM, Inc. (a)	395,479	3,768,915
pdvWireless, Inc. (a)	150,850	6,109,425
Vonage Holdings Corp. (a)	433,462	5,747,706
Zayo Group Holdings, Inc. (a)	180,222	5,385,033

		41,263,996

Integrated Telecommunication Services – 56.8%
AT&T, Inc.	1,271,077	38,996,642
ATN International, Inc.	71,155	6,011,886
Cincinnati Bell, Inc. (a)	311,471	4,419,774
Consolidated Communications Holdings, Inc.	338,484	4,237,820
Frontier Communications Corp.	694,182	3,339,015
Verizon Communications, Inc.	760,792	43,433,615
Windstream Holdings, Inc. (a)	718,043	2,958,337

		103,397,089

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		144,661,085

WIRELESS TELECOMMUNICATION SERVICES – 20.5%
Wireless Telecommunication Services – 20.5%
Boingo Wireless, Inc. (a)	171,839	5,383,716

	Shares	Value
Shenandoah Telecommunications Co.	132,914	$5,053,390
Spok Holdings, Inc.	249,482	3,497,738
Sprint Corp. (a)	961,423	5,883,909
Telephone & Data Systems, Inc.	150,013	4,624,901
T-Mobile US, Inc. (a)	126,837	8,694,676
United States Cellular Corp. (a)	85,134	4,066,851

TOTAL WIRELESS TELECOMMUNICATION SERVICES		37,205,181

TOTAL COMMON STOCKS (Cost $176,565,539)		181,866,266

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (b) (Cost $74,255)	74,255	74,255

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $176,639,794)		181,940,521

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(27,611)

NET ASSETS – 100.0%		$181,912,910

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Quarterly Report	2

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

October 31, 2018

T01-QTLY-1218

1.9584803.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 2.4%
Auto Parts & Equipment – 2.2%
Adient PLC	18,660	$567,637
American Axle & Manufacturing Holdings, Inc. (a)	23,671	359,089
Aptiv PLC	55,648	4,273,767
Autoliv, Inc.	18,270	1,522,622
BorgWarner, Inc.	44,152	1,740,030
Cooper-Standard Holding, Inc. (a)	3,766	348,920
Dana, Inc.	30,637	477,018
Delphi Technologies PLC	18,744	401,872
Dorman Products, Inc. (a)	5,922	467,897
Fox Factory Holding Corp. (a)	7,908	424,897
Garrett Motion, Inc. (a)	15,660	237,562
Gentex Corp.	57,642	1,213,364
Gentherm, Inc. (a)	7,655	334,064
LCI Industries	5,325	369,289
Lear Corp.	13,909	1,848,506
Modine Manufacturing Co. (a)	10,620	138,166
Motorcar Parts of America, Inc. (a)	4,049	85,758
Standard Motor Products, Inc.	4,283	231,753
Stoneridge, Inc. (a)	5,730	145,599
Superior Industries International, Inc.	5,125	50,379
Tenneco, Inc.	11,452	394,293
Tower International, Inc.	4,354	129,270
Veoneer, Inc. (a)	17,371	583,318
Visteon Corp. (a)	6,201	490,127

		16,835,197

Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	10,591	327,156
The Goodyear Tire & Rubber Co.	50,489	1,063,298

		1,390,454

TOTAL AUTO COMPONENTS		18,225,651

AUTOMOBILES – 3.8%
Automobile Manufacturers – 3.6%
Ford Motor Co.	780,877	7,457,375
General Motors Co.	266,349	9,745,710
Tesla Motors, Inc. (a)	26,730	9,016,564
Thor Industries, Inc.	11,107	773,491
Winnebago Industries, Inc.	6,305	173,766

		27,166,906

Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	34,904	1,334,031

TOTAL AUTOMOBILES		28,500,937

DISTRIBUTORS – 0.8%
Distributors – 0.8%
Core-Mark Holding Co., Inc.	9,653	370,772
Genuine Parts Co.	30,831	3,018,971
LKQ Corp. (a)	65,064	1,774,295

	Shares	Value
Pool Corp.	8,497	$1,238,438

TOTAL DISTRIBUTORS		6,402,476

DIVERSIFIED CONSUMER SERVICES – 1.5%
Education Services – 0.8%
Adtalem Global Education, Inc. (a)	12,598	637,837
American Public Education, Inc. (a)	3,520	115,210
Bright Horizons Family Solutions, Inc. (a)	11,547	1,326,866
Cambium Learning Group, Inc. (a)	3,337	47,986
Career Education Corp. (a)	14,614	210,149
Chegg, Inc. (a)	20,014	545,982
Graham Holdings Co. Class B	937	544,444
Grand Canyon Education, Inc. (a)	10,155	1,266,328
Houghton Mifflin Harcourt Co. (a)	21,726	145,564
K12, Inc. (a)	7,312	156,550
Laureate Education, Inc. Class A (a)	11,251	167,527
Strategic Education, Inc.	4,547	572,104

		5,736,547

Specialized Consumer Services – 0.7%
Carriage Services, Inc.	3,243	61,812
frontdoor, Inc. (a)	15,046	512,316
H&R Block, Inc.	43,942	1,166,221
Regis Corp. (a)	7,259	122,242
Service Corp. International	38,420	1,593,277
ServiceMaster Global Holdings, Inc. (a)	28,422	1,218,735
Sotheby’s (a)	8,249	346,458
Weight Watchers International, Inc. (a)	8,399	555,174

		5,576,235

TOTAL DIVERSIFIED CONSUMER SERVICES		11,312,782

ENTERTAINMENT – 10.1%
Movies & Entertainment – 10.1%
Netflix, Inc. (a)	91,279	27,546,177
The Walt Disney Co.	312,171	35,846,596
Twenty-First Century Fox, Inc. Class A	221,302	10,073,667
Viacom, Inc. Class B	74,171	2,371,988

TOTAL ENTERTAINMENT		75,838,428

HOTELS, RESTAURANTS & LEISURE – 15.3%
Casinos & Gaming – 1.8%
Boyd Gaming Corp.	17,624	468,093
Caesars Entertainment Corp. (a)	124,646	1,070,709
Churchill Downs, Inc.	2,197	548,393
Eldorado Resorts, Inc. (a)	10,516	383,834
Golden Entertainment, Inc. (a)	3,993	72,553
Las Vegas Sands Corp.	82,920	4,231,408
MGM Resorts International	111,114	2,964,522
Monarch Casino & Resort, Inc. (a)	2,773	107,509
Penn National Gaming, Inc. (a)	23,155	562,203
PlayAGS, Inc. (a)	4,846	117,515
Red Rock Resorts, Inc. Class A	14,592	337,659
Scientific Games Corp. Class A (a)	11,506	256,124

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Wynn Resorts Ltd.	20,557	$2,068,034

		13,188,556

Hotels, Resorts & Cruise Lines – 3.6%
BBX Capital Corp.	10,679	62,472
Belmond Ltd. Class A (a)	17,015	291,297
Carnival Corp.	89,814	5,033,177
Choice Hotels International, Inc.	7,752	568,997
Extended Stay America, Inc.	39,721	646,658
Hilton Grand Vacations, Inc. (a)	20,409	548,390
Hilton Worldwide Holdings, Inc.	59,990	4,269,488
Lindblad Expeditions Holdings, Inc. (a)	5,211	70,401
Marriott International, Inc. Class A	63,083	7,373,772
Marriott Vacations Worldwide Corp.	8,388	742,254
Norwegian Cruise Line Holdings Ltd. (a)	44,870	1,977,421
Playa Hotels & Resorts N.V. (a)	10,093	86,699
Royal Caribbean Cruises Ltd.	35,540	3,722,104
Wyndham Destinations, Inc.	20,999	753,444
Wyndham Hotels & Resorts, Inc.	20,967	1,033,463

		27,180,037

Leisure Facilities – 0.6%
International Speedway Corp. Class A	5,172	194,002
Planet Fitness, Inc., Class A (a)	18,431	904,778
SeaWorld Entertainment, Inc. (a)	11,177	291,943
Six Flags Entertainment Corp.	14,869	800,844
Speedway Motorsports, Inc.	2,484	38,576
Vail Resorts, Inc.	8,496	2,135,215

		4,365,358

Restaurants – 9.3%
Aramark	51,691	1,856,741
Biglari Holdings, Inc. Class A (a)	20	15,000
Biglari Holdings, Inc. Class B (a)	256	36,480
BJ’s Restaurants, Inc.	4,341	265,582
Bloomin’ Brands, Inc.	16,774	334,641
Bojangles’, Inc. (a)	3,742	59,161
Brinker International, Inc.	9,190	398,387
Carrols Restaurant Group, Inc. (a)	7,512	98,858
Chipotle Mexican Grill, Inc. (a)	5,262	2,422,256
Chuys Holdings, Inc. (a)	3,629	88,439
Cracker Barrel Old Country Store, Inc.	4,057	643,765
Darden Restaurants, Inc.	26,027	2,773,177
Dave & Buster’s Entertainment, Inc.	8,320	495,456
Del Taco Restaurants, Inc. (a)	7,224	78,742
Denny’s Corp. (a)	13,509	234,381
Dine Brands Global, Inc.	3,528	285,909
Domino’s Pizza, Inc.	8,454	2,272,351
Dunkin’ Brands Group, Inc.	17,427	1,264,503
El Pollo Loco Holdings, Inc. (a)	5,110	63,926
Fiesta Restaurant Group, Inc. (a)	5,064	130,702
Jack in the Box, Inc.	5,946	469,318
McDonald’s Corp.	164,872	29,165,857

	Shares	Value
Papa John’s International, Inc.	5,075	$276,791
Potbelly Corp. (a)	5,105	59,626
Red Robin Gourmet Burgers, Inc. (a)	2,790	84,258
Ruth’s Hospitality Group, Inc.	6,162	166,559
Shake Shack, Inc. Class A (a)	5,220	276,086
Sonic Corp.	6,232	269,721
Starbucks Corp.	289,764	16,884,548
Texas Roadhouse, Inc. Class A	14,251	861,615
The Cheesecake Factory, Inc.	9,086	439,217
Wendy’s Co.	40,426	696,944
Wingstop, Inc.	6,102	382,107
Yum! Brands, Inc.	67,905	6,139,291

		69,990,395

TOTAL HOTELS, RESTAURANTS & LEISURE		114,724,346

HOUSEHOLD DURABLES – 3.0%
Consumer Electronics – 0.2%
Garmin Ltd.	23,732	1,570,109
GoPro, Inc. Class A (a)	23,338	153,331
Universal Electronics, Inc. (a)	2,957	92,465

		1,815,905

Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	5,485	104,983
Hooker Furniture Corp.	2,474	72,414
La-Z-Boy, Inc.	9,823	273,079
Leggett & Platt, Inc.	27,597	1,002,047
Mohawk Industries, Inc. (a)	13,339	1,663,774
Tempur Sealy International, Inc. (a)	9,646	445,742

		3,562,039

Homebuilding – 1.7%
Beazer Homes U.S.A., Inc. (a)	6,567	57,855
Cavco Industries, Inc. (a)	1,814	363,906
Century Communities, Inc. (a)	4,756	100,922
D.R. Horton, Inc.	75,201	2,704,228
Green Brick Partners, Inc. (a)	5,316	49,970
Hovnanian Enterprises, Inc. Class A (a)	24,735	36,113
Installed Building Products, Inc. (a)	4,649	141,609
KB Home	16,639	332,281
Lennar Corp. Class A	60,521	2,601,193
LGI Homes, Inc. (a)	3,996	170,989
M.D.C. Holdings, Inc.	9,449	265,517
M/I Homes, Inc. (a)	5,920	143,086
Meritage Homes Corp. (a)	8,044	299,639
NVR, Inc. (a)	723	1,618,819
PulteGroup, Inc.	57,036	1,401,374
Taylor Morrison Home Corp. Class A (a)	25,268	417,933
Toll Brothers, Inc.	30,236	1,017,744
TopBuild Corp. (a)	7,548	344,340
TRI Pointe Group, Inc. (a)	32,160	382,704
William Lyon Homes Class A (a)	7,393	100,249

		12,550,471

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Household Appliances – 0.3%
Hamilton Beach Brands Holding Co. Class A	1,489	$34,574
Helen of Troy Ltd. (a)	5,626	698,299
iRobot Corp. (a)	5,827	513,767
Whirlpool Corp.	13,537	1,485,821

		2,732,461

Housewares & Specialties – 0.3%
Newell Brands, Inc.	102,029	1,620,220
Tupperware Brands Corp.	10,837	380,379

		2,000,599

TOTAL HOUSEHOLD DURABLES		22,661,475

INTERACTIVE MEDIA & SERVICES – 0.2%
Interactive Media & Services – 0.2%
Liberty TripAdvisor Holdings, Inc. Class A (a)	15,012	216,473
TripAdvisor, Inc. (a)	22,207	1,157,873

TOTAL INTERACTIVE MEDIA & SERVICES		1,374,346

INTERNET & DIRECT MARKETING RETAIL – 22.1%
Internet & Direct Marketing Retail – 18.5%
Amazon.com, Inc. (a)	86,588	138,368,490

Internet Retail – 3.6%
1-800-FLOWERS.com, Inc. Class A (a)	5,447	56,921
Booking Holdings, Inc. (a)	10,114	18,959,502
Duluth Holdings, Inc. Class B (a)	3,991	122,643
Expedia Group, Inc.	25,956	3,255,661
Groupon, Inc. Class A (a)	95,582	312,553
Lands’ End, Inc. (a)	2,549	41,574
Liberty Expedia Holdings, Inc. Class A (a)	11,525	500,416
NutriSystem, Inc.	6,307	224,277
Overstock.com, Inc. (a)	4,579	92,130
PetMed Express, Inc.	4,286	119,751
Qurate Retail, Inc. (a)	92,521	2,029,911
Shutterfly, Inc. (a)	6,603	330,150
Wayfair, Inc. Class A (a)	11,663	1,286,312

		27,331,801

TOTAL INTERNET & DIRECT MARKETING RETAIL		165,700,291

LEISURE PRODUCTS – 0.9%
Leisure Products – 0.9%
Acushnet Holdings Corp.	7,185	175,530
American Outdoor Brands Corp. (a)	11,531	157,744
Brunswick Corp.	18,251	948,869
Callaway Golf Co.	19,714	421,880
Hasbro, Inc.	24,953	2,288,440
Mattel, Inc. (a)	72,304	981,888
Nautilus, Inc. (a)	6,593	80,632

	Shares	Value
Polaris Industries, Inc.	12,585	$1,119,813
Sturm, Ruger & Co., Inc.	3,146	186,841
Vista Outdoor, Inc. (a)	11,909	148,863

TOTAL LEISURE PRODUCTS		6,510,500

MEDIA – 12.5%
Advertising – 0.8%
Clear Channel Outdoor Holding, Inc. Class A	6,643	38,662
Emerald Expositions Events, Inc.	4,026	58,860
Interpublic Group of Companies, Inc.	80,979	1,875,474
MDC Partners, Inc. Class A (a)	12,269	30,304
National CineMedia, Inc.	16,199	144,981
Omnicom Group, Inc.	47,774	3,550,564

		5,698,845

Broadcasting – 1.4%
AMC Networks, Inc. Class A (a)	9,684	567,289
CBS Corp. Class B (non-vtg.)	71,744	4,114,518
Discovery, Inc. Class A (a)	32,762	1,061,161
Discovery, Inc. Class C (non-vtg.) (a)	64,211	1,882,024
E.W. Scripps Co. Class A	10,085	169,630
Entercom Communications Corp. Class A	25,898	168,078
Entravision Communications Corp. Class A	14,086	69,585
Gray Television, Inc. (a)	17,206	297,836
Hemisphere Media Group, Inc. (a)	3,552	47,846
Media General, Inc. (a)	7,026	0
Nexstar Media Group, Inc. Class A	9,578	717,296
Sinclair Broadcast Group, Inc. Class A	15,963	457,180
TEGNA, Inc.	44,985	519,127
Tribune Media Co. Class A	17,522	666,011

		10,737,581

Cable & Satellite – 8.3%
Cable One, Inc.	913	817,811
Charter Communications, Inc. Class A (a)	34,913	11,185,078
Comcast Corp. Class A	964,196	36,774,435
DISH Network Corp. Class A (a)	48,062	1,477,426
GCI Liberty, Inc. Class A (a)	19,738	934,200
Liberty Broadband Corp. Class C (a)	22,410	1,858,461
Liberty Global PLC Series A (a)	40,972	1,050,112
Liberty Global PLC Series C (a)	113,758	2,848,500
Liberty Latin America Ltd. Class A (a)	9,335	167,843
Liberty Latin America Ltd. Class C (a)	23,988	432,024
Liberty Media Corp-Liberty SiriusXM Class A (a)	18,411	759,270
Liberty Media Corp-Liberty SiriusXM Class C (a)	37,122	1,532,025
Loral Space & Communications Ltd. (a)	2,656	118,617
MSG Networks, Inc. Class A (a)	13,093	334,526
Sirius XM Holdings, Inc.	329,233	1,981,983
WideOpenWest, Inc. (a)	5,434	52,927

		62,325,238

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MEDIA – continued
Movies & Entertainment – 1.5%
AMC Entertainment Holdings, Inc. Class A	10,420	$200,689
Cinemark Holdings, Inc.	23,304	968,747
IMAX Corp. (a)	12,277	237,683
Liberty Media Corp-Liberty Braves Class A (a)	2,101	54,206
Liberty Media Corp-Liberty Braves Class C (a)	7,964	206,268
Liberty Media Corp-Liberty Formula One Class C (a)	42,577	1,408,447
Lions Gate Entertainment Corp. Class A	11,142	213,481
Lions Gate Entertainment Corp. Class B	21,855	388,800
Live Nation Entertainment, Inc. (a)	30,739	1,607,650
Marcus Corp.	3,914	152,724
The Madison Square Garden Co. Class A (a)	4,015	1,110,629
Twenty-First Century Fox, Inc. Class B	92,139	4,162,840
World Wrestling Entertainment, Inc. Class A	8,069	585,729

		11,297,893

Publishing – 0.5%
Gannett Co., Inc.	23,645	229,357
John Wiley & Sons, Inc. Class A	9,660	523,958
Meredith Corp.	8,296	427,742
New Media Investment Group, Inc.	11,340	159,327
News Corp. Class A	85,349	1,125,753
Scholastic Corp.	6,259	271,516
The New York Times Co. Class A	27,692	731,069
Tribune Publishing Co. (a)	3,526	53,207

		3,521,929

TOTAL MEDIA		93,581,486

MULTILINE RETAIL – 3.7%
Department Stores – 0.9%
Dillard’s, Inc. Class A	2,772	195,204
J.C. Penney Co., Inc. (a)	63,507	93,355
Kohl’s Corp.	35,319	2,674,708
Macy’s, Inc.	64,345	2,206,390
Nordstrom, Inc.	24,676	1,622,941

		6,792,598

General Merchandise Stores – 2.8%
Big Lots, Inc.	8,944	371,355
Dollar General Corp.	56,146	6,253,541
Dollar Tree, Inc. (a)	49,935	4,209,521
Ollie’s Bargain Outlet Holdings, Inc. (a)	11,153	1,036,114
Target Corp.	106,340	8,893,214

		20,763,745

TOTAL MULTILINE RETAIL		27,556,343

	Shares	Value
SPECIALTY RETAIL – 17.5%
Apparel Retail – 4.5%
Abercrombie & Fitch Co. Class A	14,430	$284,271
American Eagle Outfitters, Inc.	35,168	810,974
Ascena Retail Group, Inc. (a)	28,176	108,478
Boot Barn Holdings, Inc. (a)	5,756	142,058
Burlington Stores, Inc. (a)	14,260	2,445,447
Caleres, Inc.	9,053	309,613
Chico’s FAS, Inc.	27,532	211,170
Citi Trends, Inc.	2,900	73,457
DSW, Inc. Class A	14,407	382,506
Express, Inc. (a)	15,546	136,960
Foot Locker, Inc.	24,792	1,168,695
Gap, Inc.	49,060	1,339,338
Genesco, Inc. (a)	4,109	175,824
Guess?, Inc.	12,667	269,047
L Brands, Inc.	49,715	1,611,760
Ross Stores, Inc.	79,507	7,871,193
Shoe Carnival, Inc.	2,319	94,453
Tailored Brands, Inc.	10,421	218,945
The Buckle, Inc.	6,169	125,848
The Cato Corp. Class A	4,986	96,130
The Children’s Place Retail Stores, Inc.	3,519	525,739
The TJX Companies, Inc.	131,623	14,462,735
Urban Outfitters, Inc. (a)	16,002	631,439
Zumiez, Inc. (a)	4,026	93,645

		33,589,725

Automotive Retail – 2.4%
Advance Auto Parts, Inc.	15,562	2,486,185
Asbury Automotive Group, Inc. (a)	4,648	302,585
AutoNation, Inc. (a)	12,430	503,166
AutoZone, Inc. (a)	5,607	4,112,566
Camping World Holdings, Inc. Class A	7,138	122,417
CarMax, Inc. (a)	37,405	2,540,174
Group 1 Automotive, Inc.	4,246	245,164
Lithia Motors, Inc. Class A	5,041	449,052
Monro, Inc.	6,908	513,955
Murphy USA, Inc. (a)	6,688	539,253
O’Reilly Automotive, Inc. (a)	17,210	5,520,108
Penske Automotive Group, Inc.	8,046	357,082
Sonic Automotive, Inc. Class A	4,749	86,052

		17,777,759

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	53,242	3,735,459
Conn’s, Inc. (a)	4,280	118,898
GameStop Corp. Class A	21,305	311,053
Rent-A-Center, Inc. (a)	8,213	117,035

		4,282,445

Home Improvement Retail – 7.9%
Floor & Decor Holdings, Inc. Class A (a)	12,215	312,460
Lowe’s Companies, Inc.	172,600	16,434,972
Lumber Liquidators Holdings, Inc. (a)	6,105	73,016

5	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Home Improvement Retail – continued
The Home Depot, Inc.	242,207	$42,599,367
Tile Shop Holdings, Inc.	8,006	52,039

		59,471,854

Homefurnishing Retail – 0.4%
Aarons, Inc. Class A	14,796	697,335
At Home Group, Inc. (a)	9,355	255,766
Bed Bath & Beyond, Inc.	29,311	402,733
Haverty Furniture Companies, Inc.	3,922	79,538
RH (a)	4,055	469,204
Sleep Number Corp. (a)	7,737	281,395
Williams-Sonoma, Inc.	17,496	1,038,913

		3,224,884

Specialty Stores – 1.7%
Barnes & Noble Education, Inc. (a)	7,680	43,853
Barnes & Noble, Inc.	11,604	73,453
Dick’s Sporting Goods, Inc.	16,790	593,862
Five Below, Inc. (a)	11,672	1,328,507
GNC Holdings, Inc. Class A (a)	17,120	63,002
Hibbett Sports, Inc. (a)	3,991	69,723
MarineMax, Inc. (a)	5,817	132,395
National Vision Holdings, Inc. (a)	10,304	426,895
Office Depot, Inc.	104,839	268,388
Party City Holdings, Inc. (a)	12,121	126,907
Sally Beauty Holdings, Inc. (a)	25,636	456,577
Signet Jewelers Ltd.	12,342	691,769
The Michaels Cos., Inc. (a)	23,159	367,070
Tiffany & Co., Inc.	23,507	2,616,329
Tractor Supply Co.	25,664	2,358,265
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,078	3,315,652
Winmark Corp.	554	85,144

		13,017,791

TOTAL SPECIALTY RETAIL		131,364,458

TEXTILES, APPAREL & LUXURY GOODS – 6.1%
Apparel, Accessories & Luxury Goods – 3.0%
Carter’s, Inc.	9,823	942,812
Columbia Sportswear Co.	6,641	599,550
Fossil Group, Inc. (a)	9,180	199,298
G-III Apparel Group Ltd. (a)	8,725	347,779
Hanesbrands, Inc.	75,730	1,299,527

	Shares	Value
lululemon athletica, Inc. (a)	21,358	$3,005,711
Michael Kors Holdings Ltd. (a)	31,505	1,745,692
Movado Group, Inc.	3,257	125,427
Oxford Industries, Inc.	3,570	317,659
PVH Corp.	16,213	1,958,368
Ralph Lauren Corp.	11,681	1,513,974
Tapestry, Inc.	60,487	2,559,205
Under Armour, Inc. Class A (a)	39,093	864,346
Under Armour, Inc. Class C (a)	40,018	793,557
Vera Bradley, Inc. (a)	4,670	61,597
VF Corp.	70,447	5,838,647

		22,173,149

Footwear – 3.1%
Crocs, Inc. (a)	14,259	292,880
Deckers Outdoor Corp. (a)	5,766	733,262
NIKE, Inc. Class B	269,322	20,209,923
Skechers U.S.A., Inc. Class A (a)	28,552	815,731
Steven Madden Ltd.	17,542	548,538
Wolverine World Wide, Inc.	19,838	697,702

		23,298,036

Textiles – 0.0%
Unifi, Inc. (a)	3,390	77,597

TOTAL TEXTILES, APPAREL & LUXURY GOODS		45,548,782

TOTAL COMMON STOCKS (Cost $736,580,214)		749,302,301

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (b) (Cost $424,241)	424,241	424,241

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $737,004,455)		749,726,542

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(6,290)

NET ASSETS – 100.0%		$749,720,252

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they

Quarterly Report	6

may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

October 31, 2018

T02-QTLY-1218

1.9584805.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BEVERAGES – 23.8%
Brewers – 1.2%
Molson Coors Brewing Co. Class B	59,955	$3,837,120
The Boston Beer Co., Inc. Class A (a)	2,788	856,725

		4,693,845

Distillers & Vintners – 3.2%
Brown-Forman Corp. Class B	81,979	3,798,907
Constellation Brands, Inc. Class A	41,936	8,354,909
MGP Ingredients, Inc.	5,784	411,647

		12,565,463

Soft Drinks – 19.4%
Coca-Cola Bottling Co. Consolidated	1,100	189,893
Monster Beverage Corp. (a)	92,697	4,899,037
National Beverage Corp. (a)	2,522	233,159
PepsiCo, Inc.	280,864	31,563,496
The Coca-Cola Co.	835,257	39,992,105

		76,877,690

TOTAL BEVERAGES		94,136,998

FOOD & STAPLES RETAILING – 21.0%
Drug Retail – 4.0%
Rite Aid Corp. (a)	228,522	274,226
Walgreens Boots Alliance, Inc.	195,648	15,606,841

		15,881,067

Food Distributors – 3.0%
Performance Food Group Co. (a)	22,326	654,598
SpartanNash Co.	7,676	137,017
Sysco Corp.	122,399	8,730,721
The Andersons, Inc.	5,756	207,216
The Chefs’ Warehouse, Inc. (a)	4,937	166,031
United Natural Foods, Inc. (a)	10,742	233,424
US Foods Holding Corp. (a)	53,454	1,559,253

		11,688,260

Food Retail – 2.0%
Casey’s General Stores, Inc.	10,444	1,317,093
Ingles Markets, Inc. Class A	2,579	84,952
Smart & Final Stores, Inc. (a)	6,588	33,269
Sprouts Farmers Market, Inc. (a)	29,239	786,237
The Kroger Co.	186,965	5,564,078
Village Super Market, Inc. Class A	1,714	42,233
Weis Markets, Inc.	2,925	134,989

		7,962,851

Hypermarkets & Super Centers – 12.0%
Costco Wholesale Corp.	79,040	18,070,915
PriceSmart, Inc.	4,920	345,138
Walmart, Inc.	289,567	29,037,779

		47,453,832

TOTAL FOOD & STAPLES RETAILING		82,986,010

	Shares	Value
FOOD PRODUCTS – 20.5%
Agricultural Products – 2.8%
Archer-Daniels-Midland Co.	137,746	$6,508,499
Bunge Ltd.	30,740	1,899,732
Darling Ingredients, Inc. (a)	35,241	728,079
Fresh Del Monte Produce, Inc.	6,740	222,622
Ingredion, Inc.	15,493	1,567,582

		10,926,514

Packaged Foods & Meats – 17.7%
B&G Foods, Inc.	14,261	371,356
Calavo Growers, Inc.	3,384	328,248
Cal-Maine Foods, Inc.	6,597	321,076
Campbell Soup Co.	42,776	1,600,250
Conagra Brands, Inc.	120,483	4,289,195
Dean Foods Co.	18,597	148,590
Farmer Bros Co. (a)	2,337	56,345
Flowers Foods, Inc.	51,982	1,003,772
Freshpet, Inc. (a)	5,268	200,711
General Mills, Inc.	142,019	6,220,432
Hormel Foods Corp.	84,244	3,676,408
Hostess Brands, Inc. (a)	20,252	210,621
J&J Snack Foods Corp.	4,060	634,010
John B Sanfilippo & Son, Inc.	1,598	100,770
Kellogg Co.	72,063	4,718,685
Lamb Weston Holdings, Inc.	35,960	2,810,634
Lancaster Colony Corp.	7,074	1,212,342
Landec Corp. (a)	5,217	71,421
McCormick & Co., Inc. (non-vtg.)	31,850	4,586,400
Mondelez International, Inc. Class A	344,163	14,447,963
Post Holdings, Inc. (a)	14,454	1,278,023
Sanderson Farms, Inc.	4,427	435,572
Seaboard Corp.	57	220,305
The Hain Celestial Group, Inc. (a)	20,889	519,718
The Hershey Co.	41,108	4,404,722
The JM Smucker Co.	27,825	3,014,004
The Kraft Heinz Co.	147,958	8,133,251
The Simply Good Foods Co. (a)	12,859	243,807
Tootsie Roll Industries, Inc.	6,373	201,196
TreeHouse Foods, Inc. (a)	12,082	550,456
Tyson Foods, Inc. Class A	67,833	4,064,553

		70,074,836

TOTAL FOOD PRODUCTS		81,001,350

HOUSEHOLD PRODUCTS – 19.9%
Household Products – 19.9%
Central Garden and Pet Co. (a)	2,327	75,581
Central Garden and Pet Co. Class A (a)	8,743	259,230
Church & Dwight Co., Inc.	69,843	4,146,579
Colgate-Palmolive Co.	197,184	11,742,307
Energizer Holdings, Inc.	12,779	751,022
Kimberly-Clark Corp.	84,279	8,790,300
Spectrum Brands Holdings, Inc.	8,646	561,558

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
The Clorox Co.	35,430	$5,259,584
The Procter & Gamble Co.	522,252	46,313,307
WD-40 Co.	2,993	500,070

TOTAL HOUSEHOLD PRODUCTS		78,399,538

PERSONAL PRODUCTS – 3.0%
Personal Products – 3.0%
Avon Products, Inc. (a)	94,887	185,979
Coty, Inc. Class A	104,628	1,103,825
Edgewell Personal Care Co. (a)	10,983	526,964
elf Beauty, Inc. (a)	4,945	52,466
Herbalife Nutrition Ltd. (a)	24,816	1,321,700
Inter Parfums, Inc.	3,720	219,443
Medifast, Inc.	2,460	520,733
Nu Skin Enterprises, Inc. Class A	11,346	796,716
The Estee Lauder Cos., Inc. Class A	49,868	6,853,858
USANA Health Sciences, Inc. (a)	2,581	302,029

TOTAL PERSONAL PRODUCTS		11,883,713

TOBACCO – 11.7%
Tobacco – 11.7%
Altria Group, Inc.	275,477	17,917,024

	Shares	Value
Philip Morris International, Inc.	296,376	$26,101,834
Universal Corp.	8,679	588,957
Vector Group Ltd.	111,431	1,506,547

TOTAL TOBACCO		46,114,362

TOTAL COMMON STOCKS (Cost $390,968,483)		394,521,971

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (b) (Cost $216,877)	216,877	216,877

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $391,185,360)		394,738,848

NET OTHER ASSETS (LIABILITIES) – 0.1%		297,500

NET ASSETS – 100.0%		$395,036,348

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

October 31, 2018

T03-QTLY-1218

1.9584807.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 12.9%
Oil & Gas Drilling – 1.7%
Diamond Offshore Drilling, Inc. (a)	22,943	$325,332
Ensco PLC Class A	145,173	1,036,535
Helmerich & Payne, Inc.	36,230	2,256,767
Nabors Industries Ltd.	111,454	553,926
Noble Corp. PLC (a)	82,471	414,004
Patterson-UTI Energy, Inc.	73,808	1,228,165
Rowan Cos. PLC Class A (a)	39,938	635,414
Transocean Ltd. (a)	145,887	1,606,216
Unit Corp. (a)	18,041	417,288

		8,473,647

Oil & Gas Equipment & Services – 11.2%
Apergy Corp. (a)	25,747	1,003,876
Archrock, Inc.	42,930	440,462
Baker Hughes a GE Co.	138,564	3,698,273
Basic Energy Services, Inc. (a)	6,274	48,749
C&J Energy Services, Inc. (a)	20,509	385,159
Cactus, Inc. (a)	12,052	403,260
Core Laboratories N.V.	14,702	1,253,199
Covia Holdings Corp. (a)	10,527	60,846
Dril-Quip, Inc. (a)	12,680	539,661
Exterran Corp. (a)	10,921	228,140
Forum Energy Technologies, Inc. (a)	23,713	212,469
Frank’s International N.V. (a)	26,288	186,645
FTS International, Inc. (a)	7,348	94,128
Halliburton Co.	291,488	10,108,804
Helix Energy Solutions Group, Inc. (a)	46,833	399,017
Keane Group, Inc. (a)	16,947	213,024
KLX Energy Services Holdings, Inc. (a)	6,788	196,105
Mammoth Energy Services, Inc.	2,944	73,482
Matrix Service Co. (a)	8,971	182,380
McDermott International, Inc. (a)	59,533	460,190
National Oilwell Varco, Inc.	127,120	4,678,016
Natural Gas Services Group, Inc. (a)	4,451	85,904
NCS Multistage Holdings, Inc. (a)	3,711	41,934
Newpark Resources, Inc. (a)	29,390	241,292
Nine Energy Service, Inc. (a)	5,430	201,073
Oceaneering International, Inc. (a)	32,643	618,258
Oil States International, Inc. (a)	18,853	419,856
ProPetro Holding Corp. (a)	24,923	439,891
RPC, Inc.	21,359	317,822
Schlumberger Ltd.	460,914	23,649,497
SEACOR Holdings, Inc. (a)	5,768	276,806
Select Energy Services, Inc. (a)	15,522	148,390
Superior Energy Services, Inc. (a)	51,490	403,167
TechnipFMC PLC	145,958	3,838,695
TETRA Technologies, Inc. (a)	41,907	124,464
Tidewater, Inc. (a)	7,643	205,215
US Silica Holdings, Inc.	26,005	364,070

	Shares	Value
Weatherford International PLC (a)	332,804	$449,285

		56,691,504

TOTAL ENERGY EQUIPMENT & SERVICES		65,165,151

OIL, GAS & CONSUMABLE FUELS – 87.0%
Coal & Consumable Fuels – 0.4%
Arch Coal, Inc. Class A	6,560	629,104
CONSOL Energy, Inc. (a)	7,452	296,887
Peabody Energy Corp.	27,144	962,255

		1,888,246

Integrated Oil & Gas – 39.6%
Chevron Corp.	635,885	70,996,560
Exxon Mobil Corp.	1,408,839	112,256,292
Occidental Petroleum Corp.	254,816	17,090,509

		200,343,361

Oil & Gas Exploration & Production – 28.4%
Alta Mesa Resources, Inc. (a)	25,699	80,952
Anadarko Petroleum Corp.	171,399	9,118,427
Antero Resources Corp. (a)	68,552	1,089,291
Apache Corp.	127,164	4,810,614
Bonanza Creek Energy, Inc. (a)	5,141	132,381
Cabot Oil & Gas Corp.	150,235	3,640,194
California Resources Corp. (a)	15,292	479,251
Callon Petroleum Co. (a)	74,306	740,831
Carrizo Oil & Gas, Inc. (a)	30,563	556,552
Centennial Resource Development, Inc. Class A (a)	52,657	1,008,908
Chesapeake Energy Corp. (a)	303,052	1,063,713
Cimarex Energy Co.	31,749	2,523,093
CNX Resources Corp. (a)	58,006	907,794
Concho Resources, Inc. (a)	66,583	9,261,030
ConocoPhillips	389,348	27,215,425
Continental Resources, Inc. (a)	31,268	1,647,198
Denbury Resources, Inc. (a)	146,607	505,794
Devon Energy Corp.	174,165	5,642,946
Diamondback Energy, Inc.	32,813	3,686,869
Eclipse Resources Corp. (a)	35,282	40,222
Energen Corp. (a)	29,171	2,099,437
EOG Resources, Inc.	192,621	20,290,696
EQT Corp.	88,344	3,001,046
Extraction Oil & Gas, Inc. (a)	35,179	281,080
Gran Tierra Energy, Inc. (a)	128,181	390,952
Gulfport Energy Corp. (a)	52,156	475,141
Halcon Resources Corp. (a)	43,222	143,497
Hess Corp.	92,257	5,295,552
HighPoint Resources Corp. (a)	38,901	144,712
Jagged Peak Energy, Inc. (a)	17,601	216,844
Kosmos Energy Ltd. (a)	79,082	513,242
Laredo Petroleum, Inc. (a)	54,910	287,728
Marathon Oil Corp.	283,907	5,391,394
Matador Resources Co. (a)	34,794	1,003,459
Midstates Petroleum Co., Inc. (a)	4,261	30,722

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Murphy Oil Corp.	54,702	$1,742,806
Newfield Exploration Co. (a)	66,391	1,341,098
Noble Energy, Inc.	161,201	4,005,845
Oasis Petroleum, Inc. (a)	89,737	902,754
Parsley Energy, Inc. Class A (a)	82,014	1,920,768
PDC Energy, Inc. (a)	21,976	932,881
Penn Virginia Corp. (a)	3,230	222,159
Pioneer Natural Resources Co.	56,711	8,351,829
QEP Resources, Inc. (a)	79,298	706,545
Range Resources Corp.	82,920	1,314,282
Resolute Energy Corp. (a)	6,614	184,068
Ring Energy, Inc. (a)	19,194	136,853
SandRidge Energy, Inc. (a)	7,806	69,864
SM Energy Co.	35,306	859,348
Southwestern Energy Co. (a)	195,242	1,042,592
SRC Energy, Inc. (a)	80,444	569,544
Talos Energy, Inc. (a)	7,237	188,596
Tellurian, Inc. (a)	26,566	212,528
Texas Pacific Land Trust	2,086	1,585,610
Ultra Petroleum Corp. (a)	52,745	63,294
W&T Offshore, Inc. (a)	32,691	220,337
Whiting Petroleum Corp. (a)	30,244	1,128,101
WildHorse Resource Development Corp. (a)	8,383	177,803
WPX Energy, Inc. (a)	132,938	2,132,326

		143,728,818

Oil & Gas Refining & Marketing – 10.4%
CVR Energy, Inc.	10,020	430,860
Delek US Holdings, Inc.	26,558	975,210
Green Plains, Inc.	13,112	223,429
HollyFrontier Corp.	55,807	3,763,624
Marathon Petroleum Corp.	229,874	16,194,623
Par Pacific Holdings, Inc. (a)	9,961	176,111
PBF Energy, Inc. Class A	35,461	1,484,043
Phillips 66	147,415	15,157,210
Renewable Energy Group, Inc. (a)	11,197	348,003
REX American Resources Corp. (a)	1,890	140,181

	Shares	Value
Valero Energy Corp.	143,392	$13,061,577
World Fuel Services Corp.	22,592	722,944

		52,677,815

Oil & Gas Storage & Transportation – 8.2%
Antero Midstream GP LP	24,717	398,191
Cheniere Energy, Inc. (a)	70,178	4,239,453
Enbridge Energy Management LLC (a)	25,522	270,788
EnLink Midstream LLC	20,998	272,974
International Seaways, Inc. (a)	6,347	136,524
Kinder Morgan, Inc.	660,677	11,244,723
ONEOK, Inc.	136,788	8,973,293
Plains GP Holdings LP Class A (a)	49,628	1,060,550
SemGroup Corp. Class A	19,833	366,712
Tallgrass Energy LP	50,996	1,109,673
Targa Resources Corp.	73,033	3,773,615
The Williams Cos., Inc.	402,550	9,794,042

		41,640,538

TOTAL OIL, GAS & CONSUMABLE FUELS		440,278,778

TOTAL COMMON STOCKS (Cost $579,001,999)		505,443,929

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (b) (Cost $275,415)	275,415	275,415

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $579,277,414)		505,719,344

NET OTHER ASSETS (LIABILITIES) – 0.0%		236,267

NET ASSETS – 100.0%		$505,955,611

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

October 31, 2018

T04-QTLY-1218

1.9584809.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 45.7%
Diversified Banks – 30.1%
Bank of America Corp.	3,296,834	$90,662,935
Citigroup, Inc.	872,755	57,130,542
JPMorgan Chase & Co.	1,165,339	127,045,258
US Bancorp	534,051	27,914,846
Wells Fargo & Co.	1,584,425	84,338,943

		387,092,524

Regional Banks – 15.6%
1st Source Corp.	6,142	286,156
Access National Corp.	4,793	124,474
Allegiance Bancshares, Inc. (a)	4,039	156,350
Ameris Bancorp	14,146	606,722
Arrow Financial Corp.	4,365	153,386
Associated Banc-Corp	58,191	1,348,867
Atlantic Capital Bancshares, Inc. (a)	8,732	131,591
Banc of California, Inc.	14,064	224,321
Bancfirst Corp.	5,598	321,213
BancorpSouth Bank	32,265	926,006
Bank of Hawaii Corp.	14,435	1,132,281
Bank of Marin Bancorp	2,111	179,414
Bank OZK	41,837	1,144,660
BankUnited, Inc.	36,141	1,196,267
Banner Corp.	12,224	706,792
Bar Harbor Bankshares	5,221	133,501
BB&T Corp.	266,880	13,119,821
Berkshire Hills Bancorp, Inc.	13,281	443,187
Blue Hills Bancorp, Inc.	8,092	187,815
BOK Financial Corp.	11,176	958,118
Boston Private Financial Holdings, Inc.	32,309	436,172
Bridge Bancorp, Inc.	6,009	178,467
Brookline Bancorp, Inc.	30,367	470,689
Bryn Mawr Bank Corp.	6,735	268,996
Byline Bancorp, Inc. (a)	5,877	129,294
Cadence BanCorp	25,824	569,677
Camden National Corp.	5,256	213,131
Carolina Financial Corp.	6,913	228,751
Cathay General Bancorp	26,457	996,635
CenterState Banks, Inc.	27,550	677,179
Central Pacific Financial Corp.	8,128	219,781
Chemical Financial Corp.	24,336	1,140,385
CIT Group, Inc.	39,515	1,872,221
Citizens Financial Group, Inc.	165,600	6,185,160
City Holding Co.	5,362	395,608
Columbia Banking System, Inc.	24,787	919,350
Comerica, Inc.	58,786	4,794,586
Commerce Bancshares, Inc.	32,677	2,078,257
Community Bank System, Inc.	17,379	1,014,760
Community Trust Bancorp, Inc.	5,617	255,630
ConnectOne Bancorp, Inc.	10,675	221,293
Cullen/Frost Bankers, Inc.	20,732	2,030,077
Customers Bancorp, Inc. (a)	10,447	214,059

	Shares	Value
CVB Financial Corp.	38,605	$843,519
Eagle Bancorp, Inc. (a)	11,184	549,917
East West Bancorp, Inc.	49,389	2,589,959
Enterprise Financial Services Corp.	7,930	344,559
FB Financial Corp.	5,709	208,264
FCB Financial Holdings, Inc. Class A (a)	15,924	623,106
Fidelity Southern Corp.	7,489	173,895
Fifth Third Bancorp	234,170	6,320,248
Financial Institutions, Inc.	5,399	154,141
First BanCorp (a)	70,893	654,342
First BanCorp	10,052	370,818
First Busey Corp.	15,113	421,955
First Citizens BancShares, Inc. Class A	2,299	980,822
First Commonwealth Financial Corp.	37,715	509,153
First Community Bancshares, Inc.	5,166	178,382
First Financial Bancorp	33,262	870,467
First Financial Bankshares, Inc.	18,329	1,081,228
First Financial Corp.	3,319	152,209
First Foundation, Inc. (a)	11,643	188,733
First Hawaiian, Inc.	39,078	968,353
First Horizon National Corp.	105,927	1,709,662
First Interstate Bancsystem, Inc. Class A	12,240	507,470
First Merchants Corp.	16,797	698,923
First Mid-Illinois Bancshares, Inc.	3,869	144,236
First Midwest Bancorp, Inc.	34,988	803,324
First Republic Bank	55,301	5,031,838
Flushing Financial Corp.	9,603	217,892
FNB Corp.	110,408	1,306,127
Franklin Financial Network, Inc. (a)	4,570	154,923
Fulton Financial Corp.	60,009	960,744
German American Bancorp, Inc.	7,544	239,220
Glacier Bancorp, Inc.	30,280	1,283,872
Great Southern Bancorp, Inc.	3,796	205,553
Great Western Bancorp, Inc.	19,976	732,120
Green Bancorp, Inc.	8,130	150,405
Guaranty Bancorp	8,947	232,801
Hancock Whitney Corp.	29,237	1,226,785
Hanmi Financial Corp.	12,105	253,963
HarborOne Bancorp, Inc. (a)	4,842	88,124
Heartland Financial USA, Inc.	9,553	507,646
Heritage Commerce Corp.	13,906	201,776
Heritage Financial Corp.	11,583	378,996
Hilltop Holdings, Inc.	26,063	518,654
Home BancShares, Inc.	53,115	1,011,310
HomeTrust Bancshares, Inc. (a)	6,137	167,295
Hope Bancorp, Inc.	46,174	668,600
Horizon Bancorp, Inc.	12,391	207,673
Huntington Bancshares, Inc.	377,522	5,409,890
Iberiabank Corp.	19,290	1,436,912
Independent Bank Corp.	9,322	731,311

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Corp.	8,242	$182,395
Independent Bank Group, Inc.	5,513	319,258
International Bancshares Corp.	19,295	746,717
Investors Bancorp, Inc.	87,961	983,404
KeyCorp	362,541	6,583,745
Lakeland Bancorp, Inc.	15,249	251,151
Lakeland Financial Corp.	8,182	352,071
LegacyTexas Financial Group, Inc.	15,794	608,543
Live Oak Bancshares, Inc.	8,723	160,503
M&T Bank Corp.	47,121	7,794,285
MB Financial, Inc.	28,633	1,271,019
Mercantile Bank Corp.	5,312	168,709
Midland States Bancorp, Inc.	7,237	195,182
National Bank Holdings Corp. Class A	9,070	306,203
National Commerce Corp. (a)	4,948	183,571
NBT Bancorp, Inc.	14,922	544,504
Nicolet Bankshares, Inc. (a)	3,022	161,375
OFG Bancorp	16,619	284,019
Old Line Bancshares, Inc.	4,523	135,419
Old National Bancorp	47,147	841,574
Opus Bank	9,741	184,982
Pacific Premier Bancorp, Inc. (a)	17,127	500,622
PacWest Bancorp	42,670	1,733,255
Park National Corp.	4,666	426,472
Peapack Gladstone Financial Corp.	5,497	148,364
Peoples Bancorp, Inc.	5,987	204,935
People’s United Financial, Inc.	130,043	2,036,473
People’s Utah Bancorp	5,696	190,873
Pinnacle Financial Partners, Inc.	25,297	1,323,033
Popular, Inc.	34,822	1,811,092
Preferred Bank	5,037	258,952
Prosperity Bancshares, Inc.	22,592	1,469,158
QCR Holdings, Inc.	4,456	162,332
Regions Financial Corp.	383,544	6,508,742
Renasant Corp.	16,856	587,937
Republic Bancorp, Inc. Class A	3,502	157,135
Republic First Bancorp, Inc. (a)	18,494	124,835
S&T Bancorp, Inc.	11,956	479,555
Sandy Spring Bancorp, Inc.	11,423	406,088
Seacoast Banking Corp. of Florida (a)	15,117	397,728
ServisFirst Bancshares, Inc.	15,570	560,209
Signature Bank	18,872	2,074,033
Simmons First National Corp. Class A	30,070	805,275
South State Corp.	12,583	851,492
Southside Bancshares, Inc.	9,748	308,817
State Bank Financial Corp.	12,551	320,929
Sterling Bancorp/DE	72,987	1,312,306
Stock Yards Bancorp, Inc.	7,569	240,013
SunTrust Banks, Inc.	159,093	9,968,767
SVB Financial Group (a)	18,095	4,292,677

	Shares	Value
Synovus Financial Corp.	40,620	$1,525,687
TCF Financial Corp.	54,489	1,137,730
Texas Capital Bancshares, Inc. (a)	16,992	1,108,388
The Bancorp, Inc. (a)	17,813	187,037
The First of Long Island Corp.	8,433	170,431
The PNC Financial Services Group, Inc.	160,690	20,647,058
Tompkins Financial Corp.	4,721	345,247
Towne Bank	22,425	630,815
Trico Bancshares	8,708	313,662
TriState Capital Holdings, Inc. (a)	7,196	181,483
Triumph Bancorp, Inc. (a)	8,132	291,614
Trustmark Corp.	22,156	682,405
UMB Financial Corp.	15,470	987,760
Umpqua Holdings Corp.	75,025	1,440,480
Union Bankshares Corp.	20,367	695,329
United Bankshares, Inc.	35,944	1,192,262
United Community Banks, Inc.	28,306	703,970
Univest Corp. of Pennsylvania	10,120	252,595
Valley National Bancorp	107,023	1,068,090
Veritex Holdings, Inc. (a)	6,581	155,048
Washington Trust Bancorp, Inc.	5,213	267,688
Webster Financial Corp.	31,372	1,845,928
WesBanco, Inc.	18,760	752,276
Westamerica BanCorp.	9,045	526,509
Western Alliance Bancorp (a)	34,240	1,651,738
Wintrust Financial Corp.	19,212	1,462,802
Zions Bancorp NA	67,188	3,161,195

		199,669,170

TOTAL BANKS		586,761,694

CAPITAL MARKETS – 19.6%
Asset Management & Custody Banks – 6.4%
Affiliated Managers Group, Inc.	18,478	2,100,210
Ameriprise Financial, Inc.	49,389	6,284,256
Arlington Asset Investment Corp. Class A	10,389	87,372
Artisan Partners Asset Management, Inc. Class A	17,477	479,045
Associated Capital Group, Inc. Class A	793	30,737
BlackRock, Inc.	41,115	16,915,533
Blucora, Inc. (a)	15,281	441,927
BrightSphere Investment Group PLC	28,342	323,099
Cohen & Steers, Inc.	7,102	272,646
Diamond Hill Investment Group, Inc.	1,096	188,709
Eaton Vance Corp.	40,631	1,830,427
Federated Investors, Inc. Class B	32,769	808,411
Franklin Resources, Inc.	110,512	3,370,616
GAMCO Investors, Inc. Class A	3,153	64,687
Invesco Ltd.	140,039	3,040,247
Janus Henderson Group PLC	64,845	1,593,242

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Legg Mason, Inc.	29,179	$823,431
Northern Trust Corp.	72,961	6,863,441
Pzena Investment Management, Inc. Class A	5,600	56,336
SEI Investments Co.	45,814	2,448,758
State Street Corp.	125,067	8,598,356
T Rowe Price Group, Inc.	82,875	8,038,046
The Bank of New York Mellon Corp.	345,917	16,372,252
Virtus Investment Partners, Inc.	2,398	238,217
Waddell & Reed Financial, Inc. Class A	28,129	536,420
Westwood Holdings Group, Inc.	2,727	115,488
WisdomTree Investments, Inc.	44,391	344,918

		82,266,827

Financial Exchanges and Data – 6.2%
CBOE Holdings, Inc.	38,348	4,327,572
CME Group, Inc.	116,544	21,355,522
Donnelley Financial Solutions, Inc. (a)	11,411	177,441
FactSet Research Systems, Inc.	13,230	2,960,345
Intercontinental Exchange, Inc.	198,248	15,273,026
MarketAxess Holdings, Inc.	12,877	2,699,921
Moody’s Corp.	59,113	8,599,759
Morningstar, Inc.	6,508	812,198
MSCI, Inc.	30,443	4,578,018
Nasdaq, Inc.	39,859	3,456,174
S&P Global, Inc.	86,012	15,681,708

		79,921,684

Investment Banking & Brokerage – 7.0%
B. Riley Financial, Inc.	4,767	91,765
BGC Partners, Inc. Class A	82,038	868,782
Cowen, Inc. Class A (a)	8,030	118,844
E*TRADE Financial Corp.	89,947	4,445,181
Evercore Partners, Inc. Class A	13,952	1,139,739
Greenhill & Co., Inc.	7,918	174,592
Houlihan Lokey, Inc.	11,649	479,706
Interactive Brokers Group, Inc. Class A	23,186	1,145,620
INTL. FCStone, Inc. (a)	5,667	256,602
Investment Technology Group, Inc.	11,868	326,133
Ladenburg Thalmann Financial Services, Inc.	37,072	102,689
LPL Financial Holdings, Inc.	30,399	1,872,578
Moelis & Co. Class A	15,774	636,639
Morgan Stanley	454,424	20,749,000
Piper Jaffray Cos.	4,916	341,072
PJT Partners, Inc. Class A	6,613	299,833
Raymond James Financial, Inc.	44,717	3,429,347
Stifel Financial Corp.	24,526	1,121,329
TD Ameritrade Holding Corp.	96,985	5,016,064
The Charles Schwab Corp.	415,600	19,217,344
The Goldman Sachs Group, Inc.	122,814	27,678,591

	Shares	Value
Virtu Financial, Inc. Class A	9,642	$228,708

		89,740,158

TOTAL CAPITAL MARKETS		251,928,669

CONSUMER FINANCE – 5.4%
Consumer Finance – 5.4%
Ally Financial, Inc.	146,590	3,724,852
American Express Co.	250,302	25,713,524
Capital One Financial Corp.	166,488	14,867,378
Credit Acceptance Corp. (a)	3,940	1,672,215
Discover Financial Services	119,441	8,321,455
Encore Capital Group, Inc. (a)	9,056	230,113
Enova International, Inc. (a)	10,527	248,964
Ezcorp, Inc. Class A (a)	18,288	181,783
FirstCash, Inc.	15,586	1,253,114
Green Dot Corp. Class A (a)	16,727	1,266,903
LendingClub Corp. (a)	99,200	320,416
Navient Corp.	86,000	995,880
Nelnet, Inc. Class A	6,954	391,441
OneMain Holdings, Inc. (a)	27,885	795,280
PRA Group, Inc. (a)	15,610	481,412
SLM Corp. (a)	148,333	1,504,097
Synchrony Financial	244,850	7,071,268
World Acceptance Corp. (a)	2,366	240,125

TOTAL CONSUMER FINANCE		69,280,220

DIVERSIFIED FINANCIAL SERVICES – 7.4%
Multi-Sector Holdings – 7.2%
Berkshire Hathaway, Inc. Class B (a)	437,679	89,846,745
Cannae Holdings, Inc. (a)	22,112	408,409
Jefferies Financial Group, Inc.	105,718	2,269,765

		92,524,919

Other Diversified Financial Services – 0.2%
FGL Holdings (a)	48,360	382,044
Voya Financial, Inc.	57,515	2,516,856

		2,898,900

Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	1,739
On Deck Capital, Inc. (a)	13,773	95,034

		96,773

TOTAL DIVERSIFIED FINANCIAL SERVICES		95,520,592

INSURANCE – 18.9%
Insurance Brokers – 3.2%
Aon PLC	83,687	13,070,236
Arthur J Gallagher & Co.	62,184	4,602,238
Brown & Brown, Inc.	80,301	2,262,882
Crawford & Co. Class A	6,381	57,684
Marsh & McLennan Cos., Inc.	173,660	14,717,685
Willis Towers Watson PLC	45,038	6,447,640

		41,158,365

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – 4.8%
Aflac, Inc.	264,968	$11,412,172
American Equity Investment Life Holding Co.	29,175	910,844
Athene Holding Ltd. Class A (a)	53,363	2,439,756
Brighthouse Financial, Inc. (a)	36,813	1,458,899
Citizens, Inc. (a)	15,732	123,654
CNO Financial Group, Inc.	57,257	1,082,157
FBL Financial Group, Inc. Class A	3,774	260,331
Genworth Financial, Inc. Class A (a)	172,188	736,965
Independence Holding Co.	1,718	62,209
Lincoln National Corp.	74,855	4,505,522
MetLife, Inc.	295,734	12,181,283
National Western Life Group, Inc. Class A	833	224,310
Primerica, Inc.	15,319	1,681,107
Principal Financial Group, Inc.	97,830	4,604,858
Prudential Financial, Inc.	143,750	13,480,875
Torchmark Corp.	36,752	3,111,424
Trupanion, Inc. (a)	8,482	214,255
Unum Group	75,411	2,734,403

		61,225,024

Multi-line Insurance – 2.2%
American Financial Group, Inc.	25,793	2,580,074
American International Group, Inc.	307,244	12,686,105
American National Insurance Co.	2,841	350,125
Assurant, Inc.	17,940	1,743,947
Hartford Financial Services Group, Inc.	122,358	5,557,500
Horace Mann Educators Corp.	14,467	568,264
Loews Corp.	92,899	4,325,377
National General Holdings Corp.	22,057	614,508

		28,425,900

Property & Casualty Insurance – 7.7%
Ambac Financial Group, Inc. (a)	8,746	179,993
AMERISAFE, Inc.	7,170	466,695
Amtrust Financial Services, Inc.	39,928	572,568
Arch Capital Group Ltd. (a)	138,814	3,938,153
Argo Group International Holdings Ltd.	11,576	713,197
Aspen Insurance Holdings Ltd.	20,484	857,870
Assured Guaranty Ltd.	38,299	1,531,194
Axis Capital Holdings Ltd.	28,495	1,589,736
Chubb Ltd.	159,425	19,913,777
Cincinnati Financial Corp.	53,161	4,180,581
Donegal Group, Inc. Class A	4,069	54,647
EMC Insurance Group, Inc.	3,254	77,998
Employers Holdings, Inc.	12,443	571,880
Erie Indemnity Co. Class A	8,723	1,131,286
Fidelity National Financial, Inc.	93,618	3,131,522
First American Financial Corp.	38,774	1,718,851

	Shares	Value
Global Indemnity Ltd.	1,564	$55,991
HCI Group, Inc.	2,463	107,559
Heritage Insurance Holdings, Inc.	7,585	105,887
James River Group Holdings Ltd.	11,354	437,129
Kemper Corp.	19,543	1,469,438
Kinsale Capital Group, Inc.	6,382	381,069
Markel Corp. (a)	4,752	5,195,076
MBIA, Inc. (a)	29,399	291,050
Mercury General Corp.	9,367	555,557
Old Republic International Corp.	97,825	2,157,041
ProAssurance Corp.	20,168	885,779
Protective Insurance Corp. Class B	3,114	71,778
RLI Corp.	12,770	944,086
Safety Insurance Group, Inc.	5,037	419,481
Selective Insurance Group, Inc.	20,983	1,360,748
State Auto Financial Corp.	6,102	193,983
Stewart Information Services Corp.	8,102	334,451
The Allstate Corp.	120,300	11,515,116
The Hanover Insurance Group, Inc.	14,469	1,611,557
The Navigators Group, Inc.	8,198	566,892
The Progressive Corp.	199,327	13,893,092
The Travelers Cos., Inc.	92,500	11,574,525
United Fire Group, Inc.	4,427	238,305
United Insurance Holdings Corp.	8,708	171,722
Universal Insurance Holdings, Inc.	11,578	486,044
White Mountains Insurance Group Ltd.	1,089	965,584
WR Berkley Corp.	33,205	2,520,260

		99,139,148

Reinsurance – 1.0%
Alleghany Corp.	5,234	3,143,959
Enstar Group Ltd. (a)	3,365	611,084
Everest Re Group Ltd.	13,953	3,039,801
Greenlight Capital Re Ltd. (a)	10,017	116,097
Maiden Holdings Ltd.	23,269	81,674
Reinsurance Group of America, Inc.	21,986	3,130,147
RenaissanceRe Holdings Ltd.	13,748	1,679,456
Third Point Reinsurance Ltd. (a)	27,886	308,419

		12,110,637

TOTAL INSURANCE		242,059,074

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – 1.7%
Mortgage REIT’s – 1.7%
AG Mortgage Investment Trust, Inc.	9,463	163,710
AGNC Investment Corp.	160,941	2,871,187
Annaly Capital Management, Inc.	440,339	4,346,146
Anworth Mortgage Asset Corp.	35,443	154,531
Apollo Commercial Real Estate Finance, Inc.	37,779	706,845
Arbor Realty Trust, Inc.	19,414	234,521
ARMOUR Residential REIT, Inc.	14,397	313,567
Blackstone Mortgage Trust, Inc. Class A	35,277	1,190,246

5	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – continued
Mortgage REIT’s – continued
Capstead Mortgage Corp.	31,757	$217,853
Chimera Investment Corp.	64,218	1,194,455
Colony Credit Real Estate, Inc.	28,809	614,784
Dynex Capital, Inc.	17,806	103,097
Exantas Capital Corp.	10,119	114,749
Granite Point Mortgage Trust, Inc.	15,288	284,510
Invesco Mortgage Capital, Inc.	42,119	635,154
KKR Real Estate Finance Trust, Inc.	6,135	123,191
Ladder Capital Corp.	24,935	419,905
MFA Financial, Inc.	153,973	1,067,033
New Residential Investment Corp.	114,573	2,048,565
New York Mortgage Trust, Inc.	46,597	286,106
PennyMac Mortgage Investment Trust	20,575	397,303
Ready Capital Corp.	6,490	99,427
Redwood Trust, Inc.	25,907	425,393
Starwood Property Trust, Inc.	89,671	1,947,654
TPG RE Finance Trust, Inc.	11,179	221,568
Two Harbors Investment Corp.	84,917	1,247,431
Western Asset Mortgage Capital Corp.	16,446	163,967

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS)		21,592,898

THRIFTS & MORTGAGE FINANCE – 1.2%
Thrifts & Mortgage Finance – 1.2%
Axos Financial, Inc. (a)	19,308	586,191
Beneficial Bancorp, Inc.	23,052	360,303
Capitol Federal Financial, Inc.	44,928	557,556
Dime Community Bancshares, Inc.	11,351	182,978
Essent Group Ltd. (a)	30,200	1,190,484
Federal Agricultural Mortgage Corp. Class C	3,099	216,434
First Defiance Financial Corp.	6,829	185,885
Flagstar Bancorp, Inc. (a)	10,641	327,636
HomeStreet, Inc. (a)	8,622	224,000
Kearny Financial Corp.	31,410	406,445
LendingTree, Inc. (a)	2,779	560,496
Luther Burbank Corp.	6,405	61,936
Merchants Bancorp	3,251	74,773
Meridian Bancorp, Inc.	17,315	274,270

	Shares	Value
Meta Financial Group, Inc.	9,465	$238,897
MGIC Investment Corp. (a)	126,508	1,544,663
New York Community Bancorp, Inc.	167,689	1,606,461
NMI Holdings, Inc. Class A (a)	20,315	429,459
Northfield Bancorp, Inc.	14,916	196,444
Northwest Bancshares, Inc.	33,056	533,524
OceanFirst Financial Corp.	13,048	330,375
Ocwen Financial Corp. (a)	38,924	136,234
Oritani Financial Corp.	14,109	206,132
Provident Financial Services, Inc.	21,639	527,992
Radian Group, Inc.	73,011	1,401,081
Sterling Bancorp, Inc.	6,183	63,994
TFS Financial Corp.	18,998	279,461
TrustCo Bank Corp.	32,632	244,414
United Community Financial Corp.	17,805	162,916
United Financial Bancorp, Inc.	17,237	266,312
Walker & Dunlop, Inc.	10,006	419,852
Washington Federal, Inc.	28,802	811,064
Waterstone Financial, Inc.	8,477	138,514
WSFS Financial Corp.	10,970	466,554

TOTAL THRIFTS & MORTGAGE FINANCE		15,213,730

TOTAL COMMON STOCKS (Cost $1,272,967,515)		1,282,356,877

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (c) (Cost $601,853)	601,853	601,853

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $1,273,569,368)		1,282,958,730

NET OTHER ASSETS (LIABILITIES) – 0.1%		1,027,622

NET ASSETS – 100.0%		$1,283,986,352

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Quarterly Report	6

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,282,356,877	$1,282,355,138	$—	$1,739
Money Market Funds	601,853	601,853	—	—

Total Investments in Securities:	$1,282,958,730	$1,282,956,991	$—	$1,739

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

October 31, 2018

T05-QTLY-1218

1.9584811.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 18.9%
Biotechnology – 18.9%
AbbVie, Inc.	566,912	$44,134,099
Abeona Therapeutics, Inc. (a)	10,641	91,513
ACADIA Pharmaceuticals, Inc. (a)	37,273	726,078
Acceleron Pharma, Inc. (a)	13,708	695,955
Achaogen, Inc. (a)	9,912	38,161
Achillion Pharmaceuticals, Inc. (a)	41,149	117,686
Acorda Therapeutics, Inc. (a)	13,776	263,259
Adamas Pharmaceuticals, Inc. (a)	8,189	135,528
Aduro Biotech, Inc. (a)	14,592	61,870
Agenus, Inc. (a)	33,886	53,879
Agios Pharmaceuticals, Inc. (a)	19,344	1,219,833
Aimmune Therapeutics, Inc. (a)	14,025	372,784
Akebia Therapeutics, Inc. (a)	17,338	129,862
Alder Biopharmaceuticals, Inc. (a)	23,025	292,418
Alexion Pharmaceuticals, Inc. (a)	83,149	9,318,508
Alkermes PLC (a)	58,093	2,371,937
Alnylam Pharmaceuticals, Inc. (a)	33,827	2,720,706
AMAG Pharmaceuticals, Inc. (a)	12,739	273,889
Amgen, Inc.	247,343	47,685,257
Amicus Therapeutics, Inc. (a)	70,619	789,520
AnaptysBio, Inc. (a)	6,200	463,264
Apellis Pharmaceuticals, Inc. (a)	13,587	190,082
Arena Pharmaceuticals, Inc. (a)	18,432	657,285
Array BioPharma, Inc. (a)	74,792	1,211,630
Arrowhead Pharmaceuticals, Inc. (a)	29,612	376,665
Atara Biotherapeutics, Inc. (a)	11,526	393,843
Athenex, Inc. (a)	11,823	142,704
Audentes Therapeutics, Inc. (a)	13,510	380,982
Bellicum Pharmaceuticals, Inc. (a)	13,098	53,309
BioCryst Pharmaceuticals, Inc. (a)	26,408	193,307
Biogen, Inc. (a)	78,862	23,995,341
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,313	263,634
BioMarin Pharmaceutical, Inc. (a)	66,025	6,085,524
Biotime, Inc. (a)	35,490	69,206
Bluebird Bio, Inc. (a)	20,008	2,294,918
Blueprint Medicines Corp. (a)	14,686	892,468
Cara Therapeutics, Inc. (a)	12,237	229,321
Celgene Corp. (a)	270,851	19,392,932
ChemoCentryx, Inc. (a)	8,543	92,435
Clovis Oncology, Inc. (a)	18,661	217,027
Coherus Biosciences, Inc. (a)	15,872	185,544
Concert Pharmaceuticals, Inc. (a)	5,650	84,298
CRISPR Therapeutics AG (a)	7,013	229,816
Cytokinetics, Inc. (a)	16,214	108,472
CytomX Therapeutics, Inc. (a)	15,693	223,782
Deciphera Pharmaceuticals, Inc. (a)	5,506	111,166
Denali Therapeutics, Inc. (a)	22,867	330,885
Dicerna Pharmaceuticals, Inc. (a)	15,804	207,981
Dynavax Technologies Corp. (a)	23,018	227,648

	Shares	Value
Eagle Pharmaceuticals, Inc. (a)	4,437	$218,478
Editas Medicine, Inc. (a)	13,265	336,002
Emergent BioSolutions, Inc. (a)	15,716	961,662
Enanta Pharmaceuticals, Inc. (a)	5,436	419,442
Epizyme, Inc. (a)	21,728	174,910
Esperion Therapeutics, Inc. (a)	9,016	409,597
Exact Sciences Corp. (a)	45,577	3,238,246
Exelixis, Inc. (a)	110,804	1,536,851
Fate Therapeutics, Inc. (a)	18,550	231,133
FibroGen, Inc. (a)	28,127	1,205,804
Five Prime Therapeutics, Inc. (a)	12,578	152,697
Flexion Therapeutics, Inc. (a)	10,846	146,855
G1 Therapeutics, Inc. (a)	7,902	316,159
Genomic Health, Inc. (a)	7,830	561,489
Geron Corp. (a)	64,706	99,000
Gilead Sciences, Inc.	486,092	33,141,753
Global Blood Therapeutics, Inc. (a)	18,426	646,568
GlycoMimetics, Inc. (a)	12,632	158,911
Halozyme Therapeutics, Inc. (a)	48,237	749,121
Heron Therapeutics, Inc. (a)	24,197	671,709
ImmunoGen, Inc. (a)	54,310	294,903
Immunomedics, Inc. (a)	43,783	986,431
Incyte Corp. (a)	67,414	4,369,775
Inovio Pharmaceuticals, Inc. (a)	32,019	157,854
Insmed, Inc. (a)	28,667	418,538
Insys Therapeutics, Inc. (a)	8,318	70,953
Intellia Therapeutics, Inc. (a)	8,891	150,969
Intercept Pharmaceuticals, Inc. (a)	7,727	741,869
Intrexon Corp. (a)	26,180	302,641
Invitae Corp. (a)	18,581	263,664
Ionis Pharmaceuticals, Inc. (a)	47,017	2,329,692
Iovance Biotherapeutics, Inc. (a)	37,362	339,247
Ironwood Pharmaceuticals, Inc. (a)	56,659	742,233
Jounce Therapeutics, Inc. (a)	5,494	22,196
Karyopharm Therapeutics, Inc. (a)	18,400	193,936
Keryx Biopharmaceuticals, Inc. (a)	36,650	101,887
Kura Oncology, Inc. (a)	9,178	99,765
La Jolla Pharmaceutical Co. (a)	7,438	121,239
Lexicon Pharmaceuticals, Inc. (a)	16,164	126,564
Ligand Pharmaceuticals, Inc. (a)	7,932	1,307,273
Loxo Oncology, Inc. (a)	8,399	1,282,191
MacroGenics, Inc. (a)	14,122	232,448
Madrigal Pharmaceuticals, Inc. (a)	2,692	513,795
MiMedx Group, Inc. (a)	40,729	237,043
Minerva Neurosciences Inc. (a)	11,876	130,280
Mirati Therapeutics, Inc. (a)	6,659	248,847
Momenta Pharmaceuticals, Inc. (a)	27,605	345,339
Myovant Sciences Ltd. (a)	5,757	121,070
Myriad Genetics, Inc. (a)	26,189	1,179,291
Natera, Inc. (a)	13,054	286,666
Neurocrine Biosciences, Inc. (a)	33,648	3,605,383
Novavax, Inc. (a)	142,559	250,904

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Opko Health, Inc. (a)	126,658	$428,104
PDL BioPharma, Inc. (a)	57,791	143,900
Portola Pharmaceuticals, Inc. (a)	23,402	460,785
Progenics Pharmaceuticals, Inc. (a)	31,452	157,575
Prothena Corp. PLC (a)	15,321	189,980
PTC Therapeutics, Inc. (a)	14,728	567,323
Puma Biotechnology, Inc. (a)	11,209	415,293
Radius Health, Inc. (a)	14,342	227,034
Regeneron Pharmaceuticals, Inc. (a)	29,701	10,075,767
REGENXBIO, Inc. (a)	10,777	718,503
Repligen Corp. (a)	13,865	751,760
Retrophin, Inc. (a)	13,287	340,944
Rhythm Pharmaceuticals, Inc. (a)	6,166	172,710
Rigel Pharmaceuticals, Inc. (a)	59,584	171,006
Rocket Pharmaceuticals, Inc. (a)	8,312	131,662
Sage Therapeutics, Inc. (a)	17,379	2,236,330
Sangamo Therapeutics, Inc. (a)	38,169	483,601
Sarepta Therapeutics, Inc. (a)	23,297	3,116,207
Seattle Genetics, Inc. (a)	41,372	2,322,210
Seres Therapeutics, Inc. (a)	7,604	52,239
Sorrento Therapeutics, Inc. (a)	26,095	83,243
Spark Therapeutics, Inc. (a)	12,608	567,234
Spectrum Pharmaceuticals, Inc. (a)	35,033	416,893
Synergy Pharmaceuticals, Inc. (a)	83,735	34,892
TESARO, Inc. (a)	14,479	418,154
TG Therapeutics, Inc. (a)	23,345	106,220
Ultragenyx Pharmaceutical, Inc. (a)	17,609	853,156
uniQure N.V. (a)	8,941	230,052
United Therapeutics Corp. (a)	16,243	1,800,699
Vanda Pharmaceuticals, Inc. (a)	19,420	368,397
Vertex Pharmaceuticals, Inc. (a)	95,212	16,134,626
Voyager Therapeutics, Inc. (a)	7,104	96,401
Xencor, Inc. (a)	18,709	612,158
ZIOPHARM Oncology, Inc. (a)	47,850	94,743

TOTAL BIOTECHNOLOGY		282,729,285

HEALTH CARE EQUIPMENT & SUPPLIES – 21.5%
Health Care Equipment – 19.7%
Abbott Laboratories	655,349	45,179,760
ABIOMED, Inc. (a)	15,808	5,393,690
Accuray, Inc. (a)	33,478	150,316
AngioDynamics, Inc. (a)	13,989	285,795
AtriCure, Inc. (a)	11,630	369,950
AxoGen, Inc. (a)	12,080	450,463
Baxter International, Inc.	190,091	11,882,588
Becton Dickinson and Co.	99,849	23,015,194
Boston Scientific Corp. (a)	515,609	18,634,109
Cantel Medical Corp.	14,041	1,111,345
Cardiovascular Systems, Inc. (a)	12,567	352,504
CONMED Corp.	9,501	640,652

	Shares	Value
CryoLife, Inc. (a)	12,511	$387,591
Cutera, Inc. (a)	5,289	107,367
Danaher Corp.	234,948	23,353,831
DexCom, Inc. (a)	32,934	4,372,647
Edwards Lifesciences Corp. (a)	78,761	11,625,124
GenMark Diagnostics, Inc. (a)	18,816	100,289
Glaukos Corp. (a)	11,865	687,458
Globus Medical, Inc. Class A (a)	27,459	1,451,208
Heska Corp. (a)	2,681	268,690
Hill-Rom Holdings, Inc.	24,846	2,089,052
Hologic, Inc. (a)	102,038	3,978,462
IDEXX Laboratories, Inc. (a)	32,482	6,890,082
Inogen, Inc. (a)	6,768	1,283,010
Insulet Corp. (a)	21,977	1,938,591
Integer Holdings Corp. (a)	10,702	796,978
Integra LifeSciences Holdings Corp. (a)	27,886	1,493,853
Intuitive Surgical, Inc. (a)	42,334	22,063,634
Invacare Corp.	12,751	164,743
iRhythm Technologies, Inc. (a)	6,666	515,015
K2M Group Holdings, Inc. (a)	15,324	419,571
LeMaitre Vascular, Inc.	6,247	166,795
LivaNova PLC (a)	18,146	2,032,171
Masimo Corp. (a)	18,417	2,129,005
Medtronic PLC	506,197	45,466,614
Natus Medical, Inc. (a)	12,502	373,560
Nevro Corp. (a)	10,131	493,988
Novocure Ltd. (a)	23,712	785,816
NuVasive, Inc. (a)	19,240	1,080,711
NxStage Medical, Inc. (a)	24,942	707,854
Orthofix Medical, Inc. (a)	7,022	427,078
Penumbra, Inc. (a)	11,537	1,569,032
ResMed, Inc.	53,367	5,652,633
Rockwell Medical, Inc. (a)	15,400	62,832
STERIS PLC	31,646	3,459,224
Stryker Corp.	125,764	20,401,436
Surmodics, Inc. (a)	4,924	312,329
Tactile Systems Technology, Inc. (a)	5,672	371,403
Teleflex, Inc.	17,021	4,097,636
Varex Imaging Corp. (a)	14,042	364,530
Varian Medical Systems, Inc. (a)	34,221	4,084,961
ViewRay, Inc. (a)	18,652	161,340
Wright Medical Group N.V. (a)	44,106	1,189,980
Zimmer Biomet Holdings, Inc.	75,958	8,628,069

		295,472,559

Health Care Supplies – 1.8%
Align Technology, Inc. (a)	28,442	6,291,370
Anika Therapeutics, Inc. (a)	5,534	197,896
Atrion Corp.	561	382,703
Avanos Medical, Inc. (a)	17,701	1,001,877
Cerus Corp. (a)	48,444	324,575
DENTSPLY SIRONA, Inc.	85,036	2,944,797
Endologix, Inc. (a)	30,402	37,090

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Haemonetics Corp. (a)	19,504	$2,037,583
ICU Medical, Inc. (a)	6,078	1,548,249
Lantheus Holdings, Inc. (a)	14,064	196,474
Meridian Bioscience, Inc.	15,394	249,537
Merit Medical Systems, Inc. (a)	18,779	1,072,656
Neogen Corp. (a)	19,309	1,172,442
OraSure Technologies, Inc. (a)	23,154	321,841
Quidel Corp. (a)	11,884	764,854
STAAR Surgical Co. (a)	11,589	464,835
The Cooper Cos., Inc.	18,319	4,731,981
West Pharmaceutical Services, Inc.	27,459	2,908,457

		26,649,217

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		322,121,776

HEALTH CARE PROVIDERS & SERVICES – 21.8%
Drug Retail – 1.8%
CVS Health Corp.	380,124	27,517,176

Health Care Services – 3.0%
Addus HomeCare Corp. (a)	3,050	199,775
Amedisys, Inc. (a)	10,861	1,194,710
American Renal Associates Holdings, Inc. (a)	4,820	92,978
AMN Healthcare Services, Inc. (a)	17,916	906,908
BioTelemetry, Inc. (a)	12,283	713,642
Chemed Corp.	5,987	1,822,024
Civitas Solutions, Inc. (a)	6,375	92,183
CorVel Corp. (a)	4,019	232,941
Cross Country Healthcare, Inc. (a)	13,699	120,962
DaVita, Inc. (a)	52,168	3,512,993
Diplomat Pharmacy, Inc. (a)	19,572	388,308
Express Scripts Holding Co. (a)	209,918	20,355,748
Laboratory Corp. of America Holdings (a)	38,225	6,137,024
LHC Group, Inc. (a)	11,046	1,009,936
MEDNAX, Inc. (a)	35,478	1,464,887
National Research Corp. Class A	4,230	160,951
Premier, Inc. Class A (a)	19,632	883,440
Quest Diagnostics, Inc.	50,762	4,777,212
R1 RCM, Inc. (a)	32,759	277,469
RadNet, Inc. (a)	15,364	227,387
The Providence Service Corp. (a)	4,304	284,451
Tivity Health, Inc. (a)	15,016	516,701

		45,372,630

Health Care Distributors – 1.8%
AmerisourceBergen Corp.	61,672	5,427,136
Cardinal Health, Inc.	116,124	5,875,875
Henry Schein, Inc. (a)	57,615	4,782,045
McKesson Corp.	75,508	9,420,378
Owens & Minor, Inc.	23,418	185,002

	Shares	Value
Patterson Cos., Inc.	31,764	$717,231

		26,407,667

Health Care Facilities – 1.8%
Acadia Healthcare Co., Inc. (a)	32,990	1,369,085
Brookdale Senior Living, Inc. (a)	69,967	624,805
Capital Senior Living Corp. (a)	9,683	87,147
Community Health Systems, Inc. (a)	32,077	101,363
Encompass Health Corp.	36,913	2,484,245
HCA Healthcare, Inc.	104,418	13,942,935
LifePoint Health, Inc. (a)	14,416	935,022
National HealthCare Corp.	3,473	276,208
Select Medical Holdings Corp. (a)	40,111	665,040
Surgery Partners, Inc. (a)	5,471	74,351
Tenet Healthcare Corp. (a)	38,137	981,265
The Ensign Group, Inc.	18,422	682,351
Universal Health Services, Inc. Class B	32,578	3,960,182
US Physical Therapy, Inc.	4,736	509,215

		26,693,214

Managed Health Care – 13.4%
Aetna, Inc.	122,295	24,263,328
Anthem, Inc.	95,363	26,279,182
Centene Corp. (a)	76,669	9,991,504
Cigna Corp.	90,901	19,435,543
HealthEquity, Inc. (a)	20,783	1,907,879
Humana, Inc.	51,441	16,482,211
Magellan Health, Inc. (a)	8,020	521,781
Molina Healthcare, Inc. (a)	21,929	2,779,939
Triple-S Management Corp. Class B (a)	8,111	139,185
UnitedHealth Group, Inc.	359,204	93,877,966
WellCare Health Plans, Inc. (a)	18,317	5,055,309

		200,733,827

TOTAL HEALTH CARE PROVIDERS & SERVICES		326,724,514

HEALTH CARE TECHNOLOGY – 1.4%
Health Care Technology – 1.4%
Allscripts Healthcare Solutions, Inc. (a)	66,520	792,253
athenahealth, Inc. (a)	15,133	1,930,063
Castlight Health, Inc. Class B (a)	27,970	69,086
Cerner Corp. (a)	111,643	6,394,911
Computer Programs & Systems, Inc.	4,834	120,850
Evolent Health, Inc. Class A (a)	21,587	479,231
HealthStream, Inc.	9,714	255,575
HMS Holdings Corp. (a)	31,132	897,224
Inovalon Holdings, Inc. Class A (a)	25,454	239,522
Medidata Solutions, Inc. (a)	22,140	1,556,442
NextGen Healthcare, Inc. (a)	17,776	262,552
Omnicell, Inc. (a)	14,513	1,026,069
Tabula Rasa HealthCare, Inc. (a)	6,055	447,343
Teladoc Health, Inc. (a)	20,950	1,452,673
Veeva Systems, Inc. Class A (a)	45,003	4,111,024

Quarterly Report	4

Common Stocks – continued
	Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
Vocera Communications, Inc. (a)	10,412	$361,401

TOTAL HEALTH CARE TECHNOLOGY		20,396,219

LIFE SCIENCES TOOLS & SERVICES – 6.4%
Life Sciences Tools & Services – 6.4%
Accelerate Diagnostics, Inc. (a)	12,077	180,430
Agilent Technologies, Inc.	119,567	7,746,746
Bio-Rad Laboratories, Inc. Class A (a)	7,846	2,140,781
Bio-Techne Corp.	14,086	2,362,504
Bruker Corp.	38,082	1,193,109
Cambrex Corp. (a)	12,314	656,213
Charles River Laboratories International, Inc. (a)	17,920	2,183,014
Codexis, Inc. (a)	18,001	280,275
Illumina, Inc. (a)	54,922	17,088,980
IQVIA Holdings, Inc. (a)	59,988	7,374,325
Luminex Corp.	15,992	460,090
Medpace Holdings, Inc. (a)	9,918	516,728
Mettler-Toledo International, Inc. (a)	9,489	5,188,775
NeoGenomics, Inc. (a)	27,295	503,320
Pacific Biosciences of California, Inc. (a)	49,028	218,175
PerkinElmer, Inc.	41,295	3,571,192
PRA Health Sciences, Inc. (a)	21,571	2,089,583
Syneos Health, Inc. (a)	23,016	1,050,220
Thermo Fisher Scientific, Inc.	150,417	35,144,932
Waters Corp. (a)	29,272	5,552,606

TOTAL LIFE SCIENCES TOOLS & SERVICES		95,501,998

PHARMACEUTICALS – 29.9%
Pharmaceuticals – 29.9%
Aclaris Therapeutics, Inc. (a)	12,566	149,410
Aerie Pharmaceuticals, Inc. (a)	13,270	705,699
Akcea Therapeutics, Inc. (a)	6,255	139,612
Akorn, Inc. (a)	35,448	236,438
Allergan PLC	126,714	20,022,079
Amneal Pharmaceuticals, Inc. (a)	38,944	718,517
Amphastar Pharmaceuticals, Inc. (a)	12,913	231,788
ANI Pharmaceuticals, Inc. (a)	3,358	162,964
Assembly Biosciences, Inc. (a)	7,764	177,640
Assertio Therapeutics, Inc. (a)	22,758	110,490
Bristol-Myers Squibb Co.	611,089	30,884,438
Catalent, Inc. (a)	49,683	2,004,212
Collegium Pharmaceutical, Inc. (a)	8,755	140,518
Corcept Therapeutics, Inc. (a)	39,001	458,262
Cymabay Therapeutics, Inc. (a)	21,059	222,173
Dermira, Inc. (a)	11,725	147,149
Dova Pharmaceuticals, Inc. (a)	4,747	88,104
Eli Lilly & Co.	365,187	39,600,878
Endo International PLC (a)	75,146	1,272,973

	Shares	Value
Endocyte, Inc. (a)	25,029	$591,936
Horizon Pharma PLC (a)	62,002	1,129,057
Innoviva, Inc. (a)	26,916	375,747
Intersect ENT, Inc. (a)	10,520	295,191
Intra-Cellular Therapies, Inc. (a)	16,638	282,513
Jazz Pharmaceuticals PLC (a)	22,399	3,557,409
Johnson & Johnson	1,002,564	140,348,934
Lannett Co., Inc. (a)	11,761	43,045
Mallinckrodt PLC (a)	31,071	778,639
Merck & Co., Inc.	1,005,610	74,022,952
Mylan N.V. (a)	192,673	6,021,031
MyoKardia, Inc. (a)	11,784	623,845
Nektar Therapeutics (a)	64,016	2,476,139
Omeros Corp. (a)	17,152	261,911
Optinose, Inc. (a)	4,220	44,648
Pacira Pharmaceuticals, Inc. (a)	15,369	751,391
Paratek Pharmaceuticals, Inc. (a)	9,909	73,822
Perrigo Co. PLC	49,172	3,456,792
Pfizer, Inc.	2,186,514	94,151,293
Phibro Animal Health Corp. Class A	7,425	318,681
Prestige Consumer Healthcare, Inc. (a)	19,910	719,946
Reata Pharmaceuticals, Inc. Class A (a)	6,953	409,740
Revance Therapeutics, Inc. (a)	10,900	237,293
Supernus Pharmaceuticals, Inc. (a)	19,328	919,240
The Medicines Co. (a)	27,532	640,394
TherapeuticsMD, Inc. (a)	69,300	338,877
Theravance Biopharma, Inc. (a)	16,326	396,232
WaVe Life Sciences Ltd. (a)	4,222	197,125
Zoetis, Inc.	180,829	16,301,734
Zogenix, Inc. (a)	15,658	653,878

TOTAL PHARMACEUTICALS		447,892,779

TOTAL COMMON STOCKS (Cost $1,336,460,707)		1,495,366,571

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (b) (Cost $794,605)	794,605	794,605

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $1,337,255,312)		1,496,161,176

NET OTHER ASSETS (LIABILITIES) – 0.1%		1,107,637

NET ASSETS – 100.0%		$1,497,268,813

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

5	Quarterly Report

Schedule of Investments (Unaudited) – continued

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

October 31, 2018

T06-QTLY-1218

1.9584813.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 24.9%
Aerospace & Defense – 24.9%
AAR Corp.	5,090	$242,182
Aerojet Rocketdyne Holdings, Inc. (a)	10,565	373,156
Aerovironment, Inc. (a)	3,340	300,500
Arconic, Inc.	67,157	1,365,302
Astronics Corp. (a)	3,957	115,386
Axon Enterprise, Inc. (a)	8,878	547,950
BWX Technologies, Inc.	15,391	899,758
Cubic Corp.	3,966	260,209
Curtiss-Wright Corp.	6,482	709,520
Engility Holdings, Inc. (a)	3,187	98,893
Esterline Technologies Corp. (a)	4,102	481,411
General Dynamics Corp.	39,020	6,734,072
Harris Corp.	18,345	2,728,085
HEICO Corp.	6,526	547,075
HEICO Corp. Class A	11,638	775,789
Hexcel Corp.	13,789	806,932
Huntington Ingalls Industries, Inc.	6,874	1,501,832
Kratos Defense & Security Solutions, Inc. (a)	13,691	171,548
L3 Technologies, Inc.	12,118	2,295,997
Lockheed Martin Corp.	39,715	11,670,253
Mercury Systems, Inc. (a)	7,412	347,326
Moog, Inc. Class A	5,010	358,465
National Presto Industries, Inc.	751	93,627
Northrop Grumman Corp.	25,599	6,705,658
Raytheon Co.	44,388	7,769,676
Rockwell Collins, Inc.	25,378	3,248,892
Spirit AeroSystems Holdings, Inc. Class A	17,591	1,477,820
Teledyne Technologies, Inc. (a)	5,525	1,222,572
Textron, Inc.	39,596	2,123,533
The Boeing Co.	85,526	30,349,756
The KeyW Holding Corp. (a)	7,336	57,441
TransDigm Group, Inc. (a)	7,292	2,408,183
Triumph Group, Inc.	8,265	150,836
United Technologies Corp.	117,453	14,588,837
Wesco Aircraft Holdings, Inc. (a)	8,412	85,634

TOTAL AEROSPACE & DEFENSE		103,614,106

AIR FREIGHT & LOGISTICS – 6.3%
Air Freight & Logistics – 6.3%
Air Transport Services Group, Inc. (a)	2,330	45,668
Atlas Air Worldwide Holdings, Inc. (a)	979	50,536
CH Robinson Worldwide, Inc.	21,513	1,915,302
Echo Global Logistics, Inc. (a)	4,115	105,797
Expeditors International of Washington, Inc.	26,982	1,812,651
FedEx Corp.	39,232	8,644,379
Forward Air Corp.	4,553	273,134
Hub Group, Inc. Class A (a)	5,212	238,814
United Parcel Service, Inc. Class B	106,561	11,353,009

	Shares	Value
XPO Logistics, Inc. (a)	18,636	$1,665,686

TOTAL AIR FREIGHT & LOGISTICS		26,104,976

AIRLINES – 1.1%
Airlines – 1.1%
Allegiant Travel Co.	615	70,196
American Airlines Group, Inc.	18,041	632,878
Delta Air Lines, Inc.	27,121	1,484,332
Hawaiian Holdings, Inc.	1,975	68,355
SkyWest, Inc.	2,033	116,471
Southwest Airlines Co.	22,420	1,100,822
Spirit Airlines, Inc. (a)	2,652	137,639
United Continental Holdings, Inc. (a)	10,701	915,042

TOTAL AIRLINES		4,525,735

BUILDING PRODUCTS – 4.0%
Building Products – 4.0%
AAON, Inc.	6,425	221,598
Advanced Drainage Systems, Inc.	6,128	170,297
Allegion PLC	14,684	1,258,859
American Woodmark Corp. (a)	2,294	138,649
AO Smith Corp.	22,423	1,020,919
Apogee Enterprises, Inc.	4,350	157,035
Armstrong Flooring, Inc. (a)	3,255	50,615
Armstrong World Industries, Inc. (a)	6,808	420,394
Builders FirstSource, Inc. (a)	17,697	219,089
Continental Building Products, Inc. (a)	5,735	159,490
CSW Industrials, Inc. (a)	2,447	112,636
Fortune Brands Home & Security, Inc.	22,580	1,012,262
Gibraltar Industries, Inc. (a)	4,913	175,099
Griffon Corp.	4,935	59,812
Insteel Industries, Inc.	2,779	72,588
JELD-WEN Holding, Inc. (a)	11,510	187,153
Johnson Controls International PLC	143,143	4,576,282
Lennox International, Inc.	5,735	1,209,454
Masco Corp.	47,975	1,439,250
Masonite International Corp. (a)	4,311	238,786
NCI Building Systems, Inc. (a)	6,599	80,838
Owens Corning	17,061	806,474
Patrick Industries, Inc. (a)	3,626	157,767
PGT Innovations, Inc. (a)	8,969	181,712
Quanex Building Products Corp.	4,880	72,322
Resideo Technologies, Inc. (a)	19,567	411,885
Simpson Manufacturing Co., Inc.	6,429	366,967
Trex Co., Inc. (a)	9,105	558,137
Universal Forest Products, Inc.	10,399	293,980
USG Corp.	14,092	594,964

TOTAL BUILDING PRODUCTS		16,425,313

COMMERCIAL SERVICES & SUPPLIES – 6.5%
Commercial Printing – 0.4%
Brady Corp. Class A	7,407	298,428

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Commercial Printing – continued
Cimpress N.V. (a)	3,573	$446,589
Deluxe Corp.	7,344	346,710
Ennis, Inc.	3,985	77,150
LSC Communications, Inc.	5,355	50,498
Multi-Color Corp.	2,200	116,952
Quad/Graphics, Inc.	5,378	82,982
RR Donnelley & Sons Co.	10,584	62,128

		1,481,437

Diversified Support Services – 1.7%
Cintas Corp.	14,006	2,547,271
Civeo Corp. (a)	20,712	59,029
Copart, Inc. (a)	32,295	1,579,549
Healthcare Services Group, Inc.	11,432	464,025
KAR Auction Services, Inc.	20,868	1,188,224
Matthews International Corp. Class A	4,940	205,603
McGrath RentCorp	3,713	198,237
Mobile Mini, Inc.	6,887	283,193
UniFirst Corp.	2,248	335,626
Viad Corp.	3,195	153,009
VSE Corp.	1,341	42,054

		7,055,820

Environmental & Facilities Services – 3.8%
ABM Industries, Inc.	10,134	311,620
Advanced Disposal Services, Inc. (a)	9,500	257,355
Casella Waste Systems, Inc. Class A (a)	6,172	200,960
Clean Harbors, Inc. (a)	8,229	559,901
Covanta Holding Corp.	18,116	266,124
Heritage-Crystal Clean, Inc. (a)	2,189	50,325
Republic Services, Inc.	35,443	2,575,997
Rollins, Inc.	15,161	897,531
SP Plus Corp. (a)	3,480	111,221
Stericycle, Inc. (a)	13,207	659,954
Team, Inc. (a)	4,433	88,217
Tetra Tech, Inc.	8,572	566,095
US Ecology, Inc.	3,401	237,832
Waste Connections, Inc.	40,713	3,112,102
Waste Management, Inc.	66,814	5,977,849

		15,873,083

Office Services & Supplies – 0.5%
ACCO Brands Corp. (a)	16,354	131,977
Essendant, Inc.	6,069	77,319
Herman Miller, Inc.	9,238	304,392
HNI Corp.	6,753	255,871
Interface, Inc.	9,247	150,634
Kimball International, Inc. Class B	5,714	94,052
Knoll, Inc.	7,710	153,043
MSA Safety, Inc.	5,624	587,371
Pitney Bowes, Inc.	28,691	189,934
Steelcase, Inc. Class A	13,398	222,407

		2,167,000

	Shares	Value
Security & Alarm Services – 0.1%
The Brink’s Co.	7,855	$520,944

TOTAL COMMERCIAL SERVICES & SUPPLIES		27,098,284

CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM (a)	24,759	721,477
Aegion Corp. (a)	5,075	98,252
Argan, Inc.	2,213	97,416
Comfort Systems USA, Inc.	5,723	306,066
Dycom Industries, Inc. (a)	4,810	326,503
EMCOR Group, Inc.	9,032	641,091
Fluor Corp.	21,750	953,955
Granite Construction, Inc.	7,056	322,600
Great Lakes Dredge & Dock Corp. (a)	8,283	48,124
Jacobs Engineering Group, Inc.	19,715	1,480,399
KBR, Inc.	21,716	429,543
MasTec, Inc. (a)	9,933	432,185
MYR Group, Inc. (a)	2,562	85,545
NV5 Global, Inc. (a)	1,518	118,510
Primoris Services Corp.	6,308	133,540
Quanta Services, Inc. (a)	23,183	723,310
Tutor Perini Corp. (a)	6,241	96,736
Valmont Industries, Inc.	3,469	431,232
Willscot Corp. (a)	5,313	78,845

TOTAL CONSTRUCTION & ENGINEERING		7,525,329

ELECTRICAL EQUIPMENT – 5.5%
Electrical Components & Equipment – 5.5%
Acuity Brands, Inc.	6,333	795,678
AMETEK, Inc.	35,811	2,402,202
Atkore International Group, Inc. (a)	7,182	138,325
Eaton Corp. PLC	67,577	4,843,244
Emerson Electric Co.	97,367	6,609,272
Encore Wire Corp.	3,217	142,191
EnerSys	6,526	519,274
Generac Holdings, Inc. (a)	9,579	485,943
Hubbell, Inc.	8,477	862,111
nVent Electric PLC	26,192	639,609
Plug Power, Inc. (a)	32,243	59,649
Powell Industries, Inc.	1,457	42,486
Regal-Beloit Corp.	6,795	487,201
Rockwell Automation, Inc.	19,410	3,197,409
Sensata Technologies Holding PLC (a)	26,533	1,244,398
Sunrun, Inc. (a)	12,474	152,931
Thermon Group Holdings, Inc. (a)	4,929	106,368
Vicor Corp. (a)	2,797	112,160

		22,840,451

Heavy Electrical Equipment – 0.0%
AZZ, Inc.	3,991	177,001

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Heavy Electrical Equipment – continued
TPI Composites, Inc. (a)	2,420	$61,129

		238,130

TOTAL ELECTRICAL EQUIPMENT		23,078,581

INDUSTRIAL CONGLOMERATES – 12.8%
Industrial Conglomerates – 12.8%
3M Co.	91,745	17,455,404
Carlisle Cos., Inc.	9,437	911,520
General Electric Co.	1,342,169	13,555,907
Honeywell International, Inc.	115,469	16,722,220
Raven Industries, Inc.	5,518	239,923
Roper Industries, Inc.	15,938	4,508,860

TOTAL INDUSTRIAL CONGLOMERATES		53,393,834

MACHINERY – 18.5%
Agricultural & Farm Machinery – 2.0%
AGCO Corp.	9,787	548,464
Deere & Co.	47,609	6,448,163
Lindsay Corp.	1,639	156,721
The Toro Co.	16,374	922,347
Titan International, Inc.	7,863	55,513

		8,131,208

Construction & Farm Machinery & Heavy Trucks – 5.7%
Alamo Group, Inc.	1,545	132,437
Allison Transmission Holdings, Inc.	19,094	841,664
American Railcar Industries, Inc.	1,166	81,515
Astec Industries, Inc.	3,205	120,540
Blue Bird Corp. (a)	2,130	39,639
Caterpillar, Inc.	92,394	11,209,240
Cummins, Inc.	24,188	3,306,258
Douglas Dynamics, Inc.	3,471	150,607
Federal Signal Corp.	9,311	204,749
Meritor, Inc. (a)	12,779	217,115
Navistar International Corp. (a)	6,798	227,665
Oshkosh Corp.	11,390	639,435
PACCAR, Inc.	54,359	3,109,878
REV Group, Inc.	4,459	48,648
Spartan Motors, Inc.	5,125	34,491
Terex Corp.	11,741	392,032
The Greenbrier Cos., Inc.	4,970	235,826
The Manitowoc Co., Inc. (a)	5,214	95,312
Trinity Industries, Inc.	20,703	591,071
Wabash National Corp.	9,050	136,655
WABCO Holdings, Inc. (a)	8,273	888,934
Wabtec Corp.	13,397	1,098,822

		23,802,533

Industrial Machinery – 10.8%
Actuant Corp. Class A	9,390	223,951
Albany International Corp. Class A	4,492	314,350
Altra Industrial Motion Corp.	9,412	303,725

	Shares	Value
Barnes Group, Inc.	7,716	$436,726
Briggs & Stratton Corp.	6,522	94,765
Chart Industries, Inc. (a)	4,307	293,091
CIRCOR International, Inc.	2,588	84,136
Colfax Corp. (a)	14,335	401,810
Columbus McKinnon Corp.	3,181	116,838
Crane Co.	7,364	640,963
Donaldson Co., Inc.	20,099	1,030,677
Dover Corp.	23,882	1,978,385
Energy Recovery, Inc. (a)	5,942	44,565
EnPro Industries, Inc.	3,242	201,652
ESCO Technologies, Inc.	3,968	242,921
Evoqua Water Technologies Corp. (a)	11,420	109,632
Flowserve Corp.	20,195	926,950
Fortive Corp.	46,300	3,437,775
Franklin Electric Co., Inc.	6,122	259,695
Gardner Denver Holdings, Inc. (a)	16,829	455,393
Gates Industrial Corp. PLC (a)	8,979	135,134
Global Brass & Copper Holdings, Inc.	3,438	108,710
Graco, Inc.	25,944	1,054,105
Harsco Corp. (a)	12,481	342,853
Hillenbrand, Inc.	9,637	461,612
Hyster-Yale Materials Handling, Inc.	1,291	78,041
IDEX Corp.	11,853	1,503,197
Illinois Tool Works, Inc.	47,116	6,010,588
Ingersoll-Rand PLC	38,311	3,675,557
ITT, Inc.	13,544	683,972
John Bean Technologies Corp.	4,900	509,453
Kadant, Inc.	1,696	167,395
Kennametal, Inc.	12,633	447,840
Lincoln Electric Holdings, Inc.	9,633	779,406
Lydall, Inc. (a)	2,652	79,215
Milacron Holdings Corp. (a)	10,956	153,384
Mueller Industries, Inc.	8,400	204,540
Mueller Water Products, Inc. Class A	24,590	252,293
NN, Inc.	6,207	72,001
Nordson Corp.	8,066	989,456
Omega Flex, Inc.	465	28,133
Parker Hannifin Corp.	20,548	3,115,693
Park-Ohio Holdings Corp.	1,199	39,663
Pentair PLC	26,227	1,053,014
Proto Labs, Inc. (a)	3,943	470,991
RBC Bearings, Inc. (a)	3,772	557,049
Rexnord Corp. (a)	16,147	432,901
Snap-on, Inc.	8,737	1,344,974
SPX Corp. (a)	6,627	194,304
SPX FLOW, Inc. (a)	6,573	224,994
Standex International Corp.	2,168	175,868
Stanley Black & Decker, Inc.	23,856	2,779,701
Sun Hydraulics Corp.	4,352	201,933
Tennant Co.	2,634	160,990
The Gorman-Rupp Co.	2,809	96,911

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
The Middleby Corp. (a)	8,621	$968,138
The Timken Co.	10,765	425,756
Trimas Corp. (a)	7,150	210,567
Watts Water Technologies, Inc. Class A	4,311	301,986
Welbilt, Inc. (a)	20,569	385,052
Woodward, Inc.	8,543	629,107
Xylem, Inc.	27,793	1,822,665

		44,927,142

TOTAL MACHINERY		76,860,883

MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	2,285	164,383
Matson, Inc.	1,653	57,987

TOTAL MARINE		222,370

PROFESSIONAL SERVICES – 4.9%
Human Resource & Employment Services – 1.1%
ASGN, Inc. (a)	8,069	541,269
Barrett Business Services, Inc.	1,135	71,414
GP Strategies Corp. (a)	1,890	27,613
Heidrick & Struggles International, Inc.	2,930	101,114
Insperity, Inc.	5,843	641,854
Kelly Services, Inc. Class A	4,860	114,161
Kforce, Inc.	3,617	111,476
Korn/Ferry International	8,313	375,249
ManpowerGroup, Inc.	10,136	773,276
Robert Half International, Inc.	19,113	1,156,910
TriNet Group, Inc. (a)	7,078	332,595
TrueBlue, Inc. (a)	6,383	148,915
WageWorks, Inc. (a)	6,093	242,562

		4,638,408

Research & Consulting Services – 3.8%
CBIZ, Inc. (a)	8,011	177,684
CoStar Group, Inc. (a)	5,623	2,032,265
Equifax, Inc.	18,569	1,883,639
Exponent, Inc.	8,039	405,648
Forrester Research, Inc.	1,542	62,112
FTI Consulting, Inc. (a)	5,832	403,049
Huron Consulting Group, Inc. (a)	3,483	189,789
ICF International, Inc.	2,912	214,440
IHS Markit Ltd. (a)	60,476	3,176,804
InnerWorkings, Inc. (a)	7,666	55,119
Mistras Group, Inc. (a)	2,574	51,223
Navigant Consulting, Inc. (a)	7,040	152,064
Nielsen Holdings PLC	55,078	1,430,926
Resources Connection, Inc.	4,519	73,750
The Dun & Bradstreet Corp.	5,707	811,992
TransUnion	28,422	1,868,746

	Shares	Value
Verisk Analytics, Inc. (a)	24,273	$2,908,876

		15,898,126

TOTAL PROFESSIONAL SERVICES		20,536,534

ROAD & RAIL – 10.2%
Railroads – 8.7%
CSX Corp.	128,505	8,848,854
Genesee & Wyoming, Inc. Class A (a)	9,284	735,571
Kansas City Southern	15,855	1,616,576
Norfolk Southern Corp.	43,665	7,328,297
Union Pacific Corp.	119,854	17,525,052

		36,054,350

Trucking – 1.5%
AMERCO	1,363	444,992
ArcBest Corp.	3,967	147,255
Avis Budget Group, Inc. (a)	10,705	301,025
Covenant Transportation Group, Inc. Class A (a)	2,000	50,060
Daseke, Inc. (a)	6,012	36,553
Heartland Express, Inc.	7,019	136,660
Hertz Global Holdings, Inc. (a)	7,722	106,178
JB Hunt Transport Services, Inc.	13,576	1,501,641
Knight-Swift Transportation Holdings, Inc.	20,642	660,544
Landstar System, Inc.	6,493	649,884
Marten Transport Ltd.	6,274	120,837
Old Dominion Freight Line, Inc.	9,531	1,243,033
Ryder System, Inc.	8,201	453,597
Saia, Inc. (a)	3,945	247,983
Universal Logistics Holdings, Inc	1,368	37,169
Werner Enterprises, Inc.	7,282	234,408
YRC Worldwide, Inc. (a)	5,171	42,712

		6,414,531

TOTAL ROAD & RAIL		42,468,881

TRADING COMPANIES & DISTRIBUTORS – 3.2%
Trading Companies & Distributors – 3.2%
Air Lease Corp.	15,262	581,482
Aircastle Ltd.	9,068	176,191
Applied Industrial Technologies, Inc.	5,942	390,568
Beacon Roofing Supply, Inc. (a)	10,518	293,557
BMC Stock Holdings, Inc. (a)	9,856	164,989
CAI International, Inc. (a)	2,901	72,264
DXP Enterprises, Inc. (a)	2,538	80,658
Fastenal Co.	44,402	2,282,707
Foundation Building Materials, Inc. (a)	2,993	28,523
GATX Corp.	5,533	414,588
GMS, Inc. (a)	5,077	83,466
H&E Equipment Services, Inc.	4,908	118,234
HD Supply Holdings, Inc. (a)	27,205	1,022,092
Herc Holdings, Inc. (a)	3,274	104,964
Kaman Corp.	3,660	232,483
MRC Global, Inc. (a)	13,855	219,325

5	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
MSC Industrial Direct Co., Inc. Class A	7,088	$574,553
Nexeo Solutions, Inc. (a)	4,985	52,093
NOW, Inc. (a)	16,689	214,287
Rush Enterprises, Inc. Class A (a)	4,729	167,359
Rush Enterprises, Inc. Class B (a)	721	25,999
SiteOne Landscape Supply, Inc. (a)	5,902	401,572
Systemax, Inc.	1,989	64,265
Titan Machinery, Inc. (a)	2,768	39,444
Triton International Ltd.	8,901	286,345
United Rentals, Inc. (a)	12,918	1,551,064
Univar, Inc. (a)	17,433	429,201
Veritiv Corp. (a)	1,814	60,479
Watsco, Inc.	4,952	733,787
WESCO International, Inc. (a)	7,231	362,852
WW Grainger, Inc.	7,359	2,089,735

TOTAL TRADING COMPANIES & DISTRIBUTORS		13,319,126

TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	12,472	460,841

TOTAL COMMON STOCKS (Cost $446,157,131)		415,634,793

Money Market Funds – 0.0%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (b) (Cost $213,585)	213,585	$213,585

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $446,370,716)		415,848,378

NET OTHER ASSETS (LIABILITIES) – 0.1%		209,781

NET ASSETS – 100.0%		$416,058,159

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

October 31, 2018

T07-QTLY-1218

1.9584815.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 4.8%
Communications Equipment – 4.8%
Acacia Communications, Inc. (a)	8,019	$276,415
ADTRAN, Inc.	15,878	213,400
Applied Optoelectronics, Inc. (a)	6,125	120,234
Arista Networks, Inc. (a)	17,468	4,023,754
ARRIS International PLC (a)	59,126	1,470,464
CalAmp Corp. (a)	11,719	233,677
Ciena Corp. (a)	48,451	1,514,578
Cisco Systems, Inc.	1,576,539	72,126,659
CommScope Holding Co., Inc. (a)	64,481	1,551,413
Comtech Telecommunications Corp.	8,238	230,005
EchoStar Corp. Class A (a)	16,007	649,084
Extreme Networks, Inc. (a)	40,365	224,026
F5 Networks, Inc. (a)	20,434	3,581,671
Finisar Corp. (a)	37,966	633,653
Infinera Corp. (a)	49,568	274,607
InterDigital, Inc.	11,537	818,550
Juniper Networks, Inc.	117,060	3,426,346
Lumentum Holdings, Inc. (a)	20,973	1,146,174
Mitel Networks Corp. (a)	40,081	440,089
Motorola Solutions, Inc.	54,360	6,662,362
NETGEAR, Inc. (a)	10,705	593,913
Netscout Systems, Inc. (a)	26,917	679,923
Oclaro, Inc. (a)	57,686	474,179
Palo Alto Networks, Inc. (a)	30,807	5,638,913
Plantronics, Inc.	11,338	668,602
Quantenna Communications, Inc. (a)	7,018	126,043
Ribbon Communications, Inc. (a)	16,006	108,841
Ubiquiti Networks, Inc. (a)	7,445	693,055
ViaSat, Inc. (a)	18,934	1,207,232
Viavi Solutions, Inc. (a)	76,313	879,889

TOTAL COMMUNICATIONS EQUIPMENT		110,687,751

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.3%
Electronic Components – 1.1%
Amphenol Corp. Class A	101,092	9,047,734
AVX Corp.	16,848	281,025
Belden, Inc.	13,616	735,945
Corning, Inc.	278,468	8,897,052
Dolby Laboratories, Inc. Class A	20,928	1,440,056
II-VI, Inc. (a)	19,817	737,787
Knowles Corp. (a)	30,704	496,791
Littelfuse, Inc.	8,333	1,509,606
Rogers Corp. (a)	6,155	757,434
Vishay Intertechnology, Inc.	44,357	811,733

		24,715,163

Electronic Equipment & Instruments – 0.9%
Badger Meter, Inc.	9,921	487,220
Cognex Corp.	58,027	2,485,877
Coherent, Inc. (a)	8,277	1,019,230
Control4 Corp. (a)	7,993	223,164

	Shares	Value
Daktronics, Inc.	11,415	$83,444
Electro Scientific Industries, Inc. (a)	11,023	319,667
FARO Technologies, Inc. (a)	5,772	291,717
Fitbit, Inc. Class A (a)	65,081	307,833
FLIR Systems, Inc.	46,011	2,130,769
Itron, Inc. (a)	11,632	606,492
Keysight Technologies, Inc. (a)	62,516	3,568,413
Mesa Laboratories, Inc.	1,182	215,940
MTS Systems Corp.	6,076	287,699
National Instruments Corp.	41,568	2,035,585
Novanta, Inc. (a)	11,098	646,015
OSI Systems, Inc. (a)	5,764	398,638
Trimble, Inc. (a)	83,564	3,123,622
Zebra Technologies Corp. Class A (a)	17,902	2,977,103

		21,208,428

Electronic Manufacturing Services – 0.8%
Benchmark Electronics, Inc.	15,595	340,439
CTS Corp.	10,769	287,425
Fabrinet (a)	12,570	544,532
Flex Ltd. (a)	176,368	1,386,252
IPG Photonics Corp. (a)	12,606	1,683,531
Jabil, Inc.	51,627	1,276,736
KEMET Corp. (a)	16,688	363,465
Kimball Electronics, Inc. (a)	9,112	167,661
Methode Electronics, Inc.	12,024	355,910
Park Electrochemical Corp.	6,682	118,004
Plexus Corp. (a)	11,084	647,306
Sanmina Corp. (a)	23,037	582,836
TE Connectivity Ltd.	117,493	8,861,322
TTM Technologies, Inc. (a)	30,703	359,225

		16,974,644

Technology Distributors – 0.5%
Anixter International, Inc. (a)	10,579	694,935
Arrow Electronics, Inc. (a)	29,461	1,994,804
Avnet, Inc.	39,545	1,584,568
CDW Corp.	50,791	4,571,698
ePlus, Inc. (a)	4,533	384,761
Insight Enterprises, Inc. (a)	11,772	608,495
PC Connection, Inc.	4,071	134,913
ScanSource, Inc. (a)	8,319	323,443
SYNNEX Corp.	14,582	1,131,709
Tech Data Corp. (a)	12,052	851,594

		12,280,920

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		75,179,155

ENTERTAINMENT – 1.4%
Interactive Home Entertainment – 1.4%
Activision Blizzard, Inc.	242,400	16,737,720
Electronic Arts, Inc. (a)	102,867	9,358,840
Glu Mobile, Inc. (a)	36,565	257,783
Take-Two Interactive Software, Inc. (a)	38,360	4,943,453

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ENTERTAINMENT – continued
Interactive Home Entertainment – continued
Zynga, Inc. Class A (a)	258,419	$940,645

		32,238,441

Movies & Entertainment – 0.0%
Pandora Media, Inc. (a)	87,348	742,458

TOTAL ENTERTAINMENT		32,980,899

INTERACTIVE MEDIA & SERVICES – 15.8%
Interactive Media & Services – 10.8%
Alphabet, Inc. Class A (a)	100,113	109,181,235
ANGI Homeservices, Inc. Class A (a)	14,168	271,175
Cars.com, Inc. (a)	23,315	608,755
Facebook, Inc. Class A (a)	804,078	122,051,000
IAC/InterActiveCorp. (a)	26,101	5,131,196
QuinStreet, Inc. (a)	12,337	196,158
TrueCar, Inc. (a)	24,702	281,109
Twitter, Inc. (a)	227,145	7,893,289
XO Group, Inc. (a)	8,267	286,121
Yelp, Inc. (a)	26,783	1,146,848
Zillow Group, Inc. Class C (a)	39,178	1,577,306

		248,624,192

Internet Software & Services – 5.0%
Alphabet, Inc. Class C (a)	105,280	113,362,346

TOTAL INTERACTIVE MEDIA & SERVICES		361,986,538

INTERNET & DIRECT MARKETING RETAIL – 0.9%
Interactive Media & Services – 0.6%
eBay, Inc. (a)	316,695	9,193,656
MercadoLibre, Inc.	14,077	4,567,987

		13,761,643

Internet & Direct Marketing Retail – 0.3%
Etsy, Inc. (a)	35,995	1,530,507
GrubHub, Inc. (a)	30,238	2,804,272
Quotient Technology, Inc. (a)	26,419	340,013
Shutterstock, Inc. (a)	6,552	267,846
Stamps.com, Inc. (a)	5,720	1,156,412

		6,099,050

TOTAL INTERNET & DIRECT MARKETING RETAIL		19,860,693

IT SERVICES – 18.3%
Data Processing & Outsourced Services – 12.8%
Alliance Data Systems Corp.	16,680	3,439,082
Automatic Data Processing, Inc.	147,664	21,275,429
Black Knight, Inc. (a)	47,544	2,318,721
Broadridge Financial Solutions, Inc.	39,522	4,621,703
Cardtronics PLC Class A (a)	15,819	429,644
Cass Information Systems, Inc.	4,237	280,066
Conduent, Inc. (a)	59,968	1,145,389
CoreLogic, Inc. (a)	27,371	1,111,810
CSG Systems International, Inc.	11,023	386,907

	Shares	Value
Euronet Worldwide, Inc. (a)	17,221	$1,914,631
Everi Holdings, Inc. (a)	22,341	160,855
EVERTEC, Inc.	21,113	550,627
ExlService Holdings, Inc. (a)	11,455	734,266
Fidelity National Information Services, Inc.	111,005	11,555,620
First Data Corp. Class A (a)	176,616	3,309,784
Fiserv, Inc. (a)	137,275	10,885,907
FleetCor Technologies, Inc. (a)	30,060	6,012,902
Global Payments, Inc.	53,493	6,110,505
Jack Henry & Associates, Inc.	25,917	3,883,144
Mastercard, Inc. Class A	310,811	61,438,010
MAXIMUS, Inc.	21,945	1,425,767
MoneyGram International, Inc. (a)	9,943	42,158
Net 1 UEPS Technologies, Inc. (a)	18,070	122,334
NIC, Inc.	22,352	297,505
Paychex, Inc.	108,442	7,101,867
PayPal Holdings, Inc. (a)	378,202	31,840,826
Sabre Corp.	87,827	2,164,936
Square, Inc. Class A (a)	97,193	7,138,826
Sykes Enterprises, Inc. (a)	13,565	416,039
The Western Union Co.	154,879	2,794,017
Total System Services, Inc.	55,024	5,015,438
Travelport Worldwide Ltd.	41,654	623,144
TTEC Holdings, Inc.	5,539	138,032
Visa, Inc. Class A	598,779	82,541,685
WEX, Inc. (a)	14,461	2,544,558
Worldpay, Inc. Class A (a)	99,697	9,156,172

		294,928,306

Internet Services & Infrastructure – 0.7%
Akamai Technologies, Inc. (a)	57,183	4,131,472
Carbonite, Inc. (a)	10,574	361,736
Endurance International Group Holdings, Inc. (a)	22,533	222,401
GoDaddy, Inc. Class A (a)	53,958	3,948,107
GTT Communications, Inc. (a)	11,864	425,918
Limelight Networks, Inc. (a)	36,211	145,930
Tucows, Inc. Class A (a)	3,040	152,547
Twilio, Inc. Class A (a)	22,860	1,719,529
VeriSign, Inc. (a)	37,082	5,285,668

		16,393,308

IT Consulting & Other Services – 4.8%
Accenture PLC Class A	215,610	33,984,448
Booz Allen Hamilton Holding Corp.	47,886	2,372,272
CACI International, Inc. Class A (a)	8,216	1,466,227
Cognizant Technology Solutions Corp. Class A	196,491	13,563,774
DXC Technology Co.	95,541	6,958,251
EPAM Systems, Inc. (a)	17,015	2,032,782
Gartner, Inc. (a)	30,614	4,516,177
International Business Machines Corp.	307,732	35,521,505
Leidos Holdings, Inc.	48,471	3,139,951

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
IT Consulting & Other Services – continued
LiveRamp Holdings, Inc. (a)	25,689	$1,173,474
ManTech International Corp. Class A	8,988	514,833
Perficient, Inc. (a)	11,664	291,833
Perspecta, Inc.	47,628	1,166,410
Presidio, Inc. (a)	12,395	166,093
Science Applications International Corp.	14,198	986,903
ServiceSource International, Inc. (a)	24,325	32,352
Teradata Corp. (a)	40,755	1,483,482
The Hackett Group, Inc.	7,795	159,564
Unisys Corp. (a)	16,810	309,472
Virtusa Corp. (a)	9,674	479,734

		110,319,537

TOTAL IT SERVICES		421,641,151

MEDIA – 0.0%
Advertising – 0.0%
TechTarget, Inc. (a)	6,586	133,828

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 13.9%
Semiconductor Equipment – 1.5%
Advanced Energy Industries, Inc. (a)	13,248	570,061
Amkor Technology, Inc. (a)	35,946	257,014
Applied Materials, Inc.	338,153	11,118,471
Axcelis Technologies, Inc. (a)	10,191	175,897
Brooks Automation, Inc.	23,461	727,995
Cabot Microelectronics Corp.	8,537	833,382
Cohu, Inc.	13,155	273,624
Entegris, Inc.	47,483	1,260,199
FormFactor, Inc. (a)	24,464	299,439
Ichor Holdings Ltd. (a)	7,589	134,705
KLA-Tencor Corp.	52,343	4,791,478
Kulicke & Soffa Industries, Inc.	23,419	476,108
Lam Research Corp.	55,019	7,797,843
MKS Instruments, Inc.	18,331	1,350,811
Nanometrics, Inc. (a)	7,521	241,123
PDF Solutions, Inc. (a)	9,201	73,608
Photronics, Inc. (a)	23,147	225,452
Rudolph Technologies, Inc. (a)	10,767	223,846
SolarEdge Technologies, Inc. (a)	12,245	474,249
Teradyne, Inc.	64,174	2,210,794
Ultra Clean Holdings, Inc. (a)	12,630	132,868
Veeco Instruments, Inc. (a)	16,219	154,243
Versum Materials, Inc.	36,145	1,140,736
Xperi Corp.	16,442	213,746

		35,157,692

Semiconductors – 12.4%
Advanced Micro Devices, Inc. (a)	308,770	5,622,702
Alpha & Omega Semiconductor Ltd. (a)	5,721	53,034

	Shares	Value
Ambarella, Inc. (a)	11,087	$385,606
Analog Devices, Inc.	124,376	10,411,515
Broadcom, Inc.	137,738	30,783,066
CEVA, Inc. (a)	7,406	182,484
Cirrus Logic, Inc. (a)	20,423	764,637
Cree, Inc. (a)	33,887	1,315,493
Cypress Semiconductor Corp.	114,397	1,480,297
Diodes, Inc. (a)	13,353	403,127
First Solar, Inc. (a)	26,389	1,103,060
Inphi Corp. (a)	13,453	430,496
Integrated Device Technology, Inc. (a)	43,357	2,029,541
Intel Corp.	1,562,159	73,234,014
Lattice Semiconductor Corp. (a)	41,204	247,636
MACOM Technology Solutions Holdings, Inc. (a)	15,031	211,486
Marvell Technology Group Ltd.	206,478	3,388,304
Maxim Integrated Products, Inc.	93,530	4,678,371
MaxLinear, Inc. Class A (a)	21,378	414,947
Mellanox Technologies Ltd. (a)	14,976	1,268,317
Microchip Technology, Inc.	78,794	5,183,069
Micron Technology, Inc. (a)	388,808	14,665,838
Monolithic Power Systems, Inc.	13,434	1,586,824
NVE Corp.	1,635	138,484
NVIDIA Corp.	193,315	40,756,601
ON Semiconductor Corp. (a)	142,758	2,426,886
Power Integrations, Inc.	9,755	549,402
Qorvo, Inc. (a)	42,373	3,114,839
QUALCOMM, Inc.	471,573	29,657,226
Rambus, Inc. (a)	36,679	319,474
Semtech Corp. (a)	22,317	1,002,926
Silicon Laboratories, Inc. (a)	14,512	1,183,163
Skyworks Solutions, Inc.	61,063	5,297,826
SMART Global Holdings, Inc. (a)	3,282	91,929
SunPower Corp. (a)	20,974	126,054
Synaptics, Inc. (a)	11,400	427,956
Texas Instruments, Inc.	328,160	30,463,093
Universal Display Corp.	14,308	1,760,027
Xilinx, Inc.	84,961	7,253,121

		284,412,871

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		319,570,563

SOFTWARE – 24.0%
Application Software – 8.2%
2U, Inc. (a)	19,031	1,197,240
8x8, Inc. (a)	31,605	543,290
ACI Worldwide, Inc. (a)	39,178	982,976
Adobe, Inc. (a)	165,101	40,575,222
Alarm.com Holdings, Inc. (a)	10,211	454,185
ANSYS, Inc. (a)	28,190	4,215,814
Aspen Technology, Inc. (a)	23,983	2,035,917
Autodesk, Inc. (a)	73,367	9,482,685

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Avaya Holdings Corp. (a)	36,716	$602,877
Benefitfocus, Inc. (a)	5,199	184,720
Blackbaud, Inc.	16,391	1,175,563
Blackline, Inc. (a)	10,609	492,045
Bottomline Technologies de, Inc. (a)	13,545	902,639
Box, Inc. Class A (a)	41,014	738,252
Cadence Design Systems, Inc. (a)	94,360	4,205,625
CDK Global, Inc.	41,918	2,399,386
ChannelAdvisor Corp. (a)	9,103	105,413
Cision Ltd. (a)	13,394	198,097
Citrix Systems, Inc. (a)	45,338	4,645,785
Cloudera, Inc. (a)	34,438	473,867
Cornerstone OnDemand, Inc. (a)	15,698	773,127
Coupa Software, Inc. (a)	15,180	984,119
Ebix, Inc.	7,360	421,802
Ellie Mae, Inc. (a)	11,509	762,817
Envestnet, Inc. (a)	15,215	791,484
Everbridge, Inc. (a)	8,469	430,479
Fair Isaac Corp. (a)	9,974	1,922,090
Five9, Inc. (a)	18,372	723,122
Guidewire Software, Inc. (a)	26,676	2,373,364
Hortonworks, Inc. (a)	18,534	331,017
HubSpot, Inc. (a)	12,253	1,662,119
Instructure, Inc. (a)	9,911	370,077
Intuit, Inc.	81,740	17,247,140
j2 Global, Inc.	16,503	1,202,079
LivePerson, Inc. (a)	18,880	426,688
LogMeIn, Inc.	17,405	1,498,919
Manhattan Associates, Inc. (a)	22,366	1,067,753
MicroStrategy, Inc. Class A (a)	3,240	408,143
MINDBODY, Inc. Class A (a)	11,503	366,256
MobileIron, Inc. (a)	18,920	91,478
Model N, Inc. (a)	7,148	109,793
Monotype Imaging Holdings, Inc.	12,467	218,547
New Relic, Inc. (a)	14,129	1,261,013
Nuance Communications, Inc. (a)	99,526	1,730,757
Nutanix, Inc. Class A (a)	37,963	1,575,844
Paycom Software, Inc. (a)	16,757	2,097,976
Paylocity Holding Corp. (a)	10,560	694,742
Pegasystems, Inc.	13,176	705,180
PROS Holdings, Inc. (a)	11,017	362,680
PTC, Inc. (a)	38,618	3,182,509
Q2 Holdings, Inc. (a)	12,291	654,250
QAD, Inc. Class A	3,464	146,978
RealPage, Inc. (a)	24,517	1,299,401
RingCentral, Inc. Class A (a)	22,455	1,745,427
Salesforce.com, Inc. (a)	236,247	32,422,538
SendGrid, Inc. (a)	8,164	296,516
Splunk, Inc. (a)	48,598	4,852,024
SPS Commerce, Inc. (a)	5,777	537,781

	Shares	Value
SS&C Technologies Holdings, Inc.	71,846	$3,675,641
Synopsys, Inc. (a)	49,975	4,474,262
The Trade Desk, Inc. Class A (a)	10,323	1,275,407
The Ultimate Software Group, Inc. (a)	9,724	2,592,710
Tyler Technologies, Inc. (a)	12,217	2,585,850
Upland Software, Inc. (a)	5,180	163,377
Verint Systems, Inc. (a)	21,421	978,297
Workday, Inc. Class A (a)	49,027	6,521,572
Workiva, Inc. (a)	8,438	287,651
Yext, Inc. (a)	14,594	280,497
Zendesk, Inc. (a)	35,058	1,927,138

		188,122,029

Systems Software – 15.8%
A10 Networks, Inc. (a)	17,551	101,971
CA, Inc.	104,567	4,638,592
CommVault Systems, Inc. (a)	14,563	847,858
Dell Technologies, Inc. Class V (a)	66,848	6,042,391
FireEye, Inc. (a)	60,702	1,122,380
ForeScout Technologies, Inc. (a)	7,402	203,851
Fortinet, Inc. (a)	47,891	3,935,682
Imperva, Inc. (a)	10,643	589,090
Microsoft Corp.	2,446,846	261,347,621
OneSpan, Inc. (a)	11,108	163,010
Oracle Corp.	1,026,376	50,128,204
Progress Software Corp.	13,677	439,579
Proofpoint, Inc. (a)	17,026	1,548,515
Qualys, Inc. (a)	11,203	798,102
Rapid7, Inc. (a)	9,883	358,160
Red Hat, Inc. (a)	59,571	10,224,766
SailPoint Technologies Holding, Inc. (a)	21,888	569,963
ServiceNow, Inc. (a)	59,241	10,724,991
Symantec Corp.	208,417	3,782,768
Tableau Software, Inc. Class A (a)	22,838	2,436,358
TiVo Corp.	40,941	450,351
Varonis Systems, Inc. (a)	9,696	592,135
VMware, Inc. Class A (a)	24,736	3,497,423

		364,543,761

TOTAL SOFTWARE		552,665,790

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 17.5%
Technology Hardware, Storage & Peripherals – 17.5%
3D Systems Corp. (a)	37,935	458,255
Apple, Inc.	1,647,696	360,614,747
Cray, Inc. (a)	14,167	321,449
Diebold Nixdorf, Inc.	22,565	88,004
Electronics For Imaging, Inc. (a)	15,153	461,409
Hewlett Packard Enterprise Co.	512,152	7,810,318
HP, Inc.	550,337	13,285,135
NCR Corp. (a)	39,437	1,058,883
NetApp, Inc.	89,809	7,049,108
Pure Storage, Inc. Class A (a)	49,402	996,932
Seagate Technology PLC	91,415	3,677,626

5	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – continued
Technology Hardware, Storage & Peripherals – continued
Western Digital Corp.	100,333	$4,321,342
Xerox Corp.	77,254	2,153,069

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		402,296,277

WIRELESS TELECOMMUNICATION SERVICES – 0.0%
Wireless Telecommunication Services – 0.0%
Gogo, Inc. (a)	18,702	106,975

TOTAL COMMON STOCKS (Cost $1,976,218,533)		2,297,109,620

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (b) (Cost $1,427,771)	1,427,771	1,427,771

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $1,977,646,304)		2,298,537,391

NET OTHER ASSETS (LIABILITIES) – 0.0%		528,077

NET ASSETS – 100.0%		$2,299,065,468

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

October 31, 2018

T08-QTLY-1218

1.9584817.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 68.3%
Commodity Chemicals – 6.0%
AdvanSix, Inc. (a)	6,829	$189,436
Cabot Corp.	13,844	673,926
Hawkins, Inc.	2,153	72,470
Koppers Holdings, Inc. (a)	4,727	126,447
Kronos Worldwide, Inc.	5,189	72,802
LyondellBasell Industries N.V. Class A	74,698	6,668,290
Olin Corp.	37,529	758,086
Tredegar Corp.	5,564	103,490
Trinseo S.A.	9,668	520,912
Tronox Ltd. Class A	21,039	240,897
Valvoline, Inc.	43,908	874,647
Westlake Chemical Corp.	8,706	620,738

		10,922,141

Diversified Chemicals – 18.2%
DowDuPont, Inc.	520,190	28,048,645
Eastman Chemical Co.	31,998	2,507,043
Huntsman Corp.	48,287	1,056,520
The Chemours Co.	39,892	1,316,835

		32,929,043

Fertilizers & Agricultural Chemicals – 4.6%
AgroFresh Solutions, Inc. (a)	6,212	35,471
American Vanguard Corp.	6,018	96,890
CF Industries Holdings, Inc.	52,306	2,512,257
FMC Corp.	30,151	2,354,190
Intrepid Potash, Inc. (a)	22,018	86,971
The Mosaic Co.	82,069	2,539,215
The Scotts Miracle-Gro Co.	9,300	620,682

		8,245,676

Industrial Gases – 15.4%
Air Products & Chemicals, Inc.	49,131	7,583,370
Linde PLC	123,441	20,425,782

		28,009,152

Specialty Chemicals – 24.1%
A Schulman, Inc. Class A (b)	8,906	17,010
Albemarle Corp.	24,827	2,463,335
Ashland Global Holdings, Inc.	13,999	1,035,646
Axalta Coating Systems Ltd. (a)	49,502	1,221,709
Balchem Corp.	7,190	673,344
Celanese Corp. Class A	30,451	2,951,920
Chase Corp.	1,682	181,387
Ecolab, Inc.	58,203	8,913,789
Ferro Corp. (a)	17,954	304,141
FutureFuel Corp.	5,875	96,350
GCP Applied Technologies, Inc. (a)	15,324	397,964
HB Fuller Co.	11,320	503,287
Ingevity Corp. (a)	9,427	858,611
Innophos Holdings, Inc.	4,377	128,246
Innospec, Inc.	5,464	365,651
International Flavors & Fragrances, Inc.	19,106	2,763,874
KMG Chemicals, Inc.	3,123	234,288

	Shares	Value
Kraton Corp. (a)	7,142	$196,691
Minerals Technologies, Inc.	7,920	433,620
NewMarket Corp.	2,115	816,305
OMNOVA Solutions, Inc. (a)	10,032	74,137
Platform Specialty Products Corp. (a)	51,617	558,496
PolyOne Corp.	17,907	578,575
PPG Industries, Inc.	55,884	5,872,850
PQ Group Holdings, Inc. (a)	9,084	145,798
Quaker Chemical Corp.	2,984	536,822
Rayonier Advanced Materials, Inc.	11,617	143,818
RPM International, Inc.	29,976	1,833,632
Sensient Technologies Corp.	9,480	614,873
Stepan Co.	4,563	376,858
The Sherwin-Williams Co.	18,871	7,425,172
Venator Materials PLC (a)	11,911	80,518
WR Grace & Co.	15,097	978,135

		43,776,852

TOTAL CHEMICALS		123,882,864

CONSTRUCTION MATERIALS – 3.7%
Construction Materials – 3.7%
Eagle Materials, Inc.	10,769	795,183
Forterra, Inc. (a)	4,428	19,970
Martin Marietta Materials, Inc.	14,110	2,416,761
Summit Materials, Inc. Class A (a)	24,967	337,055
United States Lime & Minerals, Inc.	499	37,430
US Concrete, Inc. (a)	3,574	116,655
Vulcan Materials Co.	29,629	2,996,677

TOTAL CONSTRUCTION MATERIALS		6,719,731

CONTAINERS & PACKAGING – 12.7%
Metal & Glass Containers – 4.8%
Aptargroup, Inc.	13,989	1,426,318
Ball Corp.	74,366	3,331,597
Berry Plastics Group, Inc. (a)	29,535	1,288,317
Crown Holdings, Inc. (a)	30,119	1,273,732
Greif, Inc. Class A	5,804	274,529
Greif, Inc. Class B	985	50,590
Myers Industries, Inc.	6,169	97,840
Owens-Illinois, Inc. (a)	36,213	567,458
Silgan Holdings, Inc.	17,338	416,632

		8,727,013

Paper Packaging – 7.9%
Avery Dennison Corp.	19,732	1,790,087
Bemis Co., Inc.	20,410	934,166
Graphic Packaging Holding Co.	69,647	766,813
International Paper Co.	88,175	3,999,618
Packaging Corp. of America	21,147	1,941,506
Sealed Air Corp.	36,145	1,169,652
Sonoco Products Co.	22,329	1,218,717

Quarterly Report	2

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
WestRock Co.	57,482	$2,470,002

		14,290,561

TOTAL CONTAINERS & PACKAGING		23,017,574

METALS & MINING – 13.2%
Aluminum – 1.1%
Alcoa Corp. (a)	41,803	1,462,687
Century Aluminum Co. (a)	11,766	93,422
Kaiser Aluminum Corp.	3,753	357,923

		1,914,032

Copper – 2.0%
Freeport-McMoRan, Inc.	308,501	3,594,037

Diversified Metals & Mining – 0.3%
Compass Minerals International, Inc.	7,581	367,754
Materion Corp.	4,520	256,872

		624,626

Gold – 2.7%
McEwen Mining, Inc.	60,385	118,354
Newmont Mining Corp.	119,578	3,697,352
Royal Gold, Inc.	14,682	1,125,082

		4,940,788

Silver – 0.2%
Coeur Mining, Inc. (a)	41,673	199,197
Hecla Mining Co.	106,340	255,216

		454,413

Steel – 6.9%
AK Steel Holding Corp. (a)	70,602	261,227
Allegheny Technologies, Inc. (a)	28,205	730,227
Carpenter Technology Corp.	10,509	458,297
Cleveland-Cliffs, Inc. (a)	63,505	683,314
Commercial Metals Co.	26,201	499,391
Haynes International, Inc.	2,805	81,233
Nucor Corp.	71,299	4,215,197
Reliance Steel & Aluminum Co.	16,220	1,280,082
Ryerson Holding Corp. (a)	3,758	34,498
Schnitzer Steel Industries, Inc. Class A	6,024	162,046
Steel Dynamics, Inc.	52,883	2,094,167
SunCoke Energy, Inc. (a)	13,031	145,947
TimkenSteel Corp. (a)	8,476	98,576
United States Steel Corp.	39,654	1,052,021
Warrior Met Coal, Inc.	8,298	232,344

	Shares	Value
Worthington Industries, Inc.	10,185	$426,548

		12,455,115

TOTAL METALS & MINING		23,983,011

PAPER & FOREST PRODUCTS – 2.0%
Forest Products – 0.5%
Boise Cascade Co.	8,706	268,058
Louisiana-Pacific Corp.	32,591	709,506

		977,564

Paper Products – 1.5%
Clearwater Paper Corp. (a)	3,687	89,004
Domtar Corp.	14,070	651,582
KapStone Paper and Packaging Corp.	19,709	689,815
Mercer International, Inc.	9,486	144,282
Neenah Paper, Inc.	3,765	302,932
PH Glatfelter Co.	9,784	175,134
Resolute Forest Products, Inc. (a)	13,146	148,155
Schweitzer-Mauduit International, Inc.	6,887	219,833
Verso Corp. Class A (a)	7,683	215,969

		2,636,706

TOTAL PAPER & FOREST PRODUCTS		3,614,270

TOTAL COMMON STOCKS (Cost $210,068,098)		181,217,450

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (c) (Cost $104,624)	104,624	104,624

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $210,172,722)		181,322,074

NET OTHER ASSETS (LIABILITIES) – 0.1%		141,254

NET ASSETS – 100.0%		$181,463,328

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$181,217,450	$181,200,440	$—	$17,010
Money Market Funds	104,624	104,624	—	—

Total Investments in Securities:	$181,322,074	$181,305,064	$—	$17,010

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Real Estate Index ETF

October 31, 2018

T16-QTLY-1218

1.9862677.103

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.5%
Diversified REIT’s – 4.7%
Alexander & Baldwin, Inc.	36,552	$714,226
American Assets Trust, Inc.	17,708	679,279
Armada Hoffler Properties, Inc.	24,143	361,662
Colony Capital, Inc.	252,081	1,479,715
Empire State Realty Trust, Inc. Class A	74,895	1,187,835
Forest City Realty Trust, Inc. Class A	121,560	3,058,450
Gladstone Commercial Corp.	15,169	288,059
Global Net Lease, Inc.	36,035	729,709
iStar, Inc.	36,229	380,404
Lexington Realty Trust	115,362	896,363
Liberty Property Trust	79,107	3,312,210
One Liberty Properties, Inc.	7,637	198,027
PS Business Parks, Inc.	10,971	1,432,813
STORE Capital Corp.	95,403	2,769,549
VEREIT, Inc.	519,030	3,804,490
Washington Real Estate Investment Trust	42,120	1,173,884
WP Carey, Inc.	57,376	3,787,390

		26,254,065

Health Care REIT’s – 9.5%
CareTrust REIT, Inc.	40,775	720,087
Community Healthcare Trust, Inc.	9,698	288,225
HCP, Inc.	251,679	6,933,756
Healthcare Realty Trust, Inc.	67,036	1,867,623
Healthcare Trust of America, Inc. Class A	109,826	2,884,031
LTC Properties, Inc.	21,162	905,099
Medical Properties Trust, Inc.	195,228	2,901,088
National Health Investors, Inc.	22,278	1,636,542
New Senior Investment Group, Inc.	43,820	250,650
Omega Healthcare Investors, Inc.	106,470	3,550,774
Physicians Realty Trust	97,635	1,618,788
Sabra Health Care REIT, Inc.	95,453	2,066,557
Senior Housing Properties Trust	127,217	2,044,377
Universal Health Realty Income Trust	7,002	448,828
Ventas, Inc.	190,818	11,075,077
Welltower, Inc.	199,210	13,161,805

		52,353,307

Hotel & Resort REIT’s – 5.4%
Apple Hospitality REIT, Inc.	117,201	1,895,140
Ashford Hospitality Trust, Inc.	49,758	256,254
Braemar Hotels & Resorts, Inc.	15,667	166,697
Chatham Lodging Trust	24,631	480,305
Chesapeake Lodging Trust	32,422	952,883
CorePoint Lodging, Inc.	22,102	361,810
DiamondRock Hospitality Co.	107,194	1,120,177
Hersha Hospitality Trust	19,944	350,217
Hospitality Properties Trust	87,969	2,253,766
Host Hotels & Resorts, Inc.	397,085	7,588,294
LaSalle Hotel Properties	59,121	1,951,584
MGM Growth Properties LLC Class A	38,037	1,076,067
Park Hotels & Resorts, Inc.	107,649	3,129,356

	Shares	Value
Pebblebrook Hotel Trust	36,978	$1,246,528
RLJ Lodging Trust	93,838	1,824,211
Ryman Hospitality Properties, Inc.	24,720	1,918,025
Summit Hotel Properties, Inc.	56,037	645,546
Sunstone Hotel Investors, Inc.	120,864	1,748,902
Xenia Hotels & Resorts, Inc.	57,228	1,176,035

		30,141,797

Industrial REIT’s – 6.8%
Americold Realty Trust	47,152	1,167,012
Duke Realty Corp.	191,303	5,274,224
EastGroup Properties, Inc.	18,706	1,791,848
First Industrial Realty Trust, Inc.	67,113	2,060,369
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28,518	591,748
Industrial Logistics Properties Trust	12,135	261,995
Monmouth Real Estate Investment Corp. Class A	45,379	678,870
Prologis, Inc.	336,754	21,710,530
Rexford Industrial Realty, Inc.	43,416	1,374,985
STAG Industrial, Inc.	52,045	1,377,111
Terreno Realty Corp.	30,038	1,124,322

		37,413,014

Office REIT’s – 10.2%
Alexandria Real Estate Equities, Inc.	55,168	6,743,185
Boston Properties, Inc.	82,668	9,982,988
Brandywine Realty Trust	95,498	1,342,702
Columbia Property Trust, Inc.	63,459	1,424,655
Corporate Office Properties Trust	54,634	1,411,743
Cousins Properties, Inc.	224,938	1,869,235
Douglas Emmett, Inc.	85,832	3,106,260
Easterly Government Properties, Inc.	30,926	561,925
Equity Commonwealth	65,057	1,937,397
Franklin Street Properties Corp.	57,642	401,188
Government Properties Income Trust	53,098	468,855
Highwoods Properties, Inc.	55,357	2,360,422
Hudson Pacific Properties, Inc.	83,863	2,541,049
JBG SMITH Properties	59,980	2,248,050
Kilroy Realty Corp.	52,983	3,649,469
Mack-Cali Realty Corp.	48,405	982,621
New York REIT, Inc. (a)	8,966	126,421
NorthStar Realty Europe Corp.	25,097	336,802
Paramount Group, Inc.	116,030	1,658,069
Piedmont Office Realty Trust, Inc. Class A	68,645	1,236,983
Select Income REIT	47,904	905,865
SL Green Realty Corp.	47,389	4,324,720
Tier REIT, Inc.	25,696	556,832
Vornado Realty Trust	91,691	6,242,323

		56,419,759

Residential REIT’s – 13.5%
American Campus Communities, Inc.	73,160	2,890,552
American Homes 4 Rent Class A	142,216	2,996,491

Quarterly Report	2

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – continued
Apartment Investment & Management Co. Class A	84,352	$3,630,510
AvalonBay Communities, Inc.	74,016	12,980,926
Camden Property Trust	49,718	4,488,044
Equity Lifestyle Properties, Inc.	45,181	4,278,189
Equity Residential	197,192	12,809,592
Essex Property Trust, Inc.	35,370	8,870,089
Front Yard Residential Corp.	27,127	251,467
Independence Realty Trust, Inc.	46,418	460,002
Investors Real Estate Trust	64,705	351,348
Invitation Homes, Inc.	167,381	3,662,296
Mid-America Apartment Communities, Inc.	60,965	5,956,890
NexPoint Residential Trust, Inc.	9,363	333,697
Preferred Apartment Communities, Inc. Class A	21,149	356,361
Sun Communities, Inc.	42,923	4,312,474
UDR, Inc.	143,376	5,618,906
UMH Properties, Inc.	17,848	255,762

		74,503,596

Retail REIT’s – 15.2%
Acadia Realty Trust	43,723	1,217,248
Agree Realty Corp.	16,587	949,938
Alexander’s, Inc.	1,225	385,887
Brixmor Property Group, Inc.	162,090	2,625,858
Brookfield Property REIT, Inc. Class A	127,470	2,458,896
CBL & Associates Properties, Inc.	91,668	302,504
Cedar Realty Trust, Inc.	49,724	187,460
Federal Realty Investment Trust	39,238	4,867,474
Getty Realty Corp.	18,172	487,555
Kimco Realty Corp.	227,447	3,659,622
Kite Realty Group Trust	44,758	708,967
National Retail Properties, Inc.	82,353	3,850,003
Pennsylvania Real Estate Investment Trust	37,354	334,318
Ramco-Gershenson Properties Trust	42,859	569,168
Realty Income Corp.	152,300	9,179,121
Regency Centers Corp.	81,698	5,176,385
Retail Opportunity Investments Corp.	60,468	1,063,632
Retail Properties of America, Inc. Class A	117,482	1,441,504
Retail Value, Inc. (a)	8,020	224,640
Saul Centers, Inc.	7,076	337,950
Seritage Growth Properties, Class A	17,897	680,444
Simon Property Group, Inc.	165,850	30,436,792
SITE Centers Corp.	83,876	1,042,579
Spirit MTA REIT	23,945	256,451
Spirit Realty Capital, Inc.	229,673	1,796,043
Tanger Factory Outlet Centers, Inc.	50,444	1,122,883
Taubman Centers, Inc.	32,677	1,797,562
The Macerich Co.	56,601	2,921,744
Urban Edge Properties	61,032	1,250,546

	Shares	Value
Urstadt Biddle Properties, Inc. Class A	15,844	$315,454
Washington Prime Group, Inc.	99,538	637,043
Weingarten Realty Investors	65,244	1,834,661
Whitestone REIT	19,051	256,426

		84,376,758

Specialized REIT’s – 31.2%
American Tower Corp.	236,525	36,852,960
CatchMark Timber Trust, Inc. Class A	26,214	231,994
CoreCivic, Inc.	63,400	1,423,964
CoreSite Realty Corp.	18,454	1,732,092
Crown Castle International Corp.	222,153	24,156,917
CubeSmart	97,566	2,827,463
CyrusOne, Inc.	53,051	2,823,905
Digital Realty Trust, Inc.	110,295	11,389,062
EPR Properties	39,780	2,734,477
Equinix, Inc.	42,553	16,116,523
Extra Space Storage, Inc.	67,564	6,084,814
Four Corners Property Trust, Inc.	32,644	851,355
Gaming and Leisure Properties, Inc.	108,724	3,662,912
InfraREIT, Inc.	23,614	496,366
Iron Mountain, Inc.	145,562	4,455,653
Lamar Advertising Co. Class A	45,057	3,303,579
Life Storage, Inc.	24,905	2,345,055
National Storage Affiliates Trust	30,301	806,916
Outfront Media, Inc.	74,500	1,320,140
PotlatchDeltic Corp.	31,920	1,157,100
Public Storage	83,976	17,254,549
QTS Realty Trust, Inc. Class A	27,338	1,047,592
Rayonier, Inc.	69,261	2,091,682
SBA Communications Corp. (a)	61,686	10,003,619
The Geo Group, Inc.	66,009	1,459,459
Uniti Group, Inc.	89,449	1,712,054
VICI Properties, Inc.	148,580	3,207,842
Weyerhaeuser Co.	405,408	10,796,015

		172,346,059

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		533,808,355

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.4%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	32,393	246,187
Tejon Ranch Co. (a)	11,813	224,447
The RMR Group, Inc. Class A	3,293	249,873
The St Joe Co. (a)	20,692	314,311

		1,034,818

Real Estate Development – 0.5%
Forestar Group, Inc. (a)	5,548	99,864
The Howard Hughes Corp. (a)	21,874	2,439,388

		2,539,252

Real Estate Operating Companies – 0.3%
FRP Holdings, Inc. (a)	3,739	181,230

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Operating Companies – continued
Kennedy-Wilson Holdings, Inc.	69,987	$1,328,353

		1,509,583

Real Estate Services – 2.4%
Altisource Portfolio Solutions S.A. (a)	6,073	153,222
CBRE Group, Inc. Class A (a)	172,894	6,965,899
HFF, Inc. Class A	19,857	729,745
Jones Lang LaSalle, Inc.	24,389	3,225,689
Marcus & Millichap, Inc. (a)	10,404	361,227
RE/MAX Holdings, Inc. Class A	9,557	357,336
Realogy Holdings Corp.	68,256	1,301,642
Redfin Corp. (a)	24,353	376,254

		13,471,014

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		18,554,667

TOTAL COMMON STOCKS (Cost $581,090,804)		552,363,022

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (b) (Cost $464,959)	464,959	$464,959

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $581,555,763)		552,827,981

NET OTHER ASSETS (LIABILITIES) – 0.0%		243,709

NET ASSETS – 100.0%		$553,071,690

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

October 31, 2018

T11-QTLY-1218

1.9584801.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ELECTRIC UTILITIES – 57.2%
Electric Utilities – 57.2%
ALLETE, Inc.	25,939	$1,919,486
Alliant Energy Corp.	117,052	5,030,895
American Electric Power Co., Inc.	248,907	18,259,818
Duke Energy Corp.	354,272	29,273,495
Edison International	164,660	11,425,757
El Paso Electric Co.	20,558	1,172,834
Entergy Corp.	91,381	7,671,435
Evergy, Inc.	137,114	7,677,013
Eversource Energy	160,148	10,130,963
Exelon Corp.	487,881	21,374,067
FirstEnergy Corp.	241,016	8,985,077
Hawaiian Electric Industries, Inc.	55,058	2,053,663
IDACORP, Inc.	25,490	2,377,197
MGE Energy, Inc.	17,517	1,094,462
NextEra Energy, Inc.	238,256	41,099,160
OGE Energy Corp.	100,936	3,648,836
Otter Tail Corp.	18,027	812,477
PG&E Corp.	260,992	12,217,036
Pinnacle West Capital Corp.	56,613	4,656,419
PNM Resources, Inc.	40,284	1,547,308
Portland General Electric Co.	45,125	2,034,235
PPL Corp.	353,287	10,739,925
Spark Energy, Inc. Class A	6,101	45,513
The Southern Co.	511,255	23,021,813
Xcel Energy, Inc.	257,166	12,603,706

TOTAL ELECTRIC UTILITIES		240,872,590

GAS UTILITIES – 5.4%
Gas Utilities – 5.4%
Atmos Energy Corp.	56,164	5,227,745
Chesapeake Utilities Corp.	8,285	658,243
National Fuel Gas Co.	39,114	2,123,499
New Jersey Resources Corp.	44,381	2,001,583
Northwest Natural Holding Co.	12,665	820,566
ONE Gas, Inc.	26,543	2,094,508
South Jersey Industries, Inc.	43,228	1,276,955
Southwest Gas Holdings, Inc.	24,458	1,889,870
Spire, Inc.	25,476	1,849,048
UGI Corp.	87,549	4,645,350

TOTAL GAS UTILITIES		22,587,367

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.4%
Independent Power Producers & Energy Traders – 3.6%
AES Corp.	334,458	4,876,397
Clearway Energy, Inc. Class A	17,454	338,957
Clearway Energy, Inc. Class B	33,029	647,699
NRG Energy, Inc.	151,248	5,473,665
Vistra Energy Corp. (a)	171,779	3,887,359

		15,224,077

	Shares	Value
Renewable Electricity – 0.8%
NextEra Energy Partners LP	27,463	$1,250,390
Ormat Technologies, Inc.	19,208	982,873
Pattern Energy Group, Inc. Class A	42,144	755,221
TerraForm Power, Inc. Class A	33,993	383,101

		3,371,585

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		18,595,662

MULTI-UTILITIES – 29.4%
Multi-Utilities – 29.4%
Ameren Corp.	123,136	7,952,123
Avista Corp.	33,238	1,709,098
Black Hills Corp.	27,082	1,611,379
CenterPoint Energy, Inc.	248,698	6,717,333
CMS Energy Corp.	142,791	7,071,010
Consolidated Edison, Inc.	157,037	11,934,812
Dominion Energy, Inc.	329,789	23,553,530
DTE Energy Co.	91,722	10,309,553
MDU Resources Group, Inc.	93,837	2,342,172
NiSource, Inc.	183,468	4,652,749
NorthWestern Corp.	25,019	1,470,116
Public Service Enterprise Group, Inc.	255,324	13,641,961
SCANA Corp.	68,517	2,744,106
Sempra Energy	126,820	13,965,418
Unitil Corp.	7,573	359,793
Vectren Corp.	42,005	3,004,618
WEC Energy Group, Inc.	159,465	10,907,406

TOTAL MULTI-UTILITIES		123,947,177

WATER UTILITIES – 3.5%
Water Utilities – 3.5%
American States Water Co.	18,580	1,137,468
American Water Works Co., Inc.	89,976	7,965,575
Aqua America, Inc.	89,917	2,925,000
AquaVenture Holdings Ltd. (a)	6,236	104,453
California Water Service Group	24,314	1,021,188
Connecticut Water Service, Inc.	6,145	424,742
Middlesex Water Co.	8,278	372,510
SJW Group	7,853	476,913
The York Water Co.	6,615	205,991

TOTAL WATER UTILITIES		14,633,840

TOTAL COMMON STOCKS (Cost $413,332,257)		420,636,636

Quarterly Report	2

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.06% (b) (Cost $204,461)	204,461	$204,461

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $413,536,718)		420,841,097

NET OTHER ASSETS (LIABILITIES) – 0.0%		197,275

NET ASSETS – 100.0%		$421,038,372

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® Dividend ETF For Rising Rates

October 31, 2018

T19-QTLY-1218

1.9880053.102

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 5.5%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	92,970	$2,852,320
CenturyLink, Inc.	22,091	455,958
Verizon Communications, Inc.	61,957	3,537,125

		6,845,403

Entertainment – 2.1%
The Walt Disney Co.	40,111	4,605,946
Twenty-First Century Fox, Inc. Class A	75,698	3,445,773

		8,051,719

Media – 1.6%
Comcast Corp. Class A	115,679	4,411,997
ITV PLC	809,923	1,541,996

		5,953,993

TOTAL COMMUNICATION SERVICES		20,851,115

CONSUMER DISCRETIONARY – 8.9%
Automobiles – 1.3%
Ford Motor Co.	239,251	2,284,847
General Motors Co.	65,559	2,398,804

		4,683,651

Hotels, Restaurants & Leisure – 2.4%
Cracker Barrel Old Country Store, Inc. (a)	11,770	1,867,664
Las Vegas Sands Corp.	30,765	1,569,938
McDonald’s Corp.	23,242	4,111,510
Six Flags Entertainment Corp. (a)	30,420	1,638,421

		9,187,533

Household Durables – 0.6%
Garmin Ltd.	33,399	2,209,678

Multiline Retail – 2.2%
Kohl’s Corp.	33,084	2,505,451
Macy’s, Inc.	82,560	2,830,983
Target Corp.	34,675	2,899,870

		8,236,304

Specialty Retail – 2.4%
L Brands, Inc.	44,122	1,430,435
Lowe’s Companies, Inc.	31,382	2,988,194
The Home Depot, Inc.	27,015	4,751,398

		9,170,027

TOTAL CONSUMER DISCRETIONARY		33,487,193

CONSUMER STAPLES – 6.7%
Beverages – 1.2%
The Coca-Cola Co.	97,012	4,644,935

Food & Staples Retailing – 1.0%
Costco Wholesale Corp.	16,438	3,758,220

Food Products – 1.2%
Marine Harvest ASA	109,903	2,659,637
The Kraft Heinz Co.	33,399	1,835,943

		4,495,580

	Shares	Value
Household Products – 1.4%
The Procter & Gamble Co.	59,781	$5,301,379

Tobacco – 1.9%
Altria Group, Inc.	55,648	3,619,346
Philip Morris International, Inc.	41,141	3,623,288

		7,242,634

TOTAL CONSUMER STAPLES		25,442,748

ENERGY – 5.4%
Oil, Gas & Consumable Fuels – 5.4%
Chevron Corp.	43,401	4,845,722
Exxon Mobil Corp.	83,886	6,684,036
Occidental Petroleum Corp.	37,215	2,496,010
Targa Resources Corp.	43,759	2,261,028
The Williams Cos., Inc.	74,153	1,804,142
Valero Energy Corp.	27,242	2,481,474

TOTAL ENERGY		20,572,412

FINANCIALS – 14.9%
Banks – 6.9%
Bank of America Corp.	238,197	6,550,417
Citigroup, Inc.	78,293	5,125,060
JPMorgan Chase & Co.	77,769	8,478,376
Wells Fargo & Co.	112,611	5,994,284

		26,148,137

Capital Markets – 1.8%
CME Group, Inc.	24,791	4,542,703
Federated Investors, Inc. Class B	89,308	2,203,228

		6,745,931

Insurance – 0.9%
MetLife, Inc.	80,802	3,328,234

Mortgage Real Estate Investment Trust (REITs) – 5.3%
AGNC Investment Corp.	173,278	3,091,280
Annaly Capital Management, Inc.	317,151	3,130,280
Blackstone Mortgage Trust, Inc. Class A (a)	103,251	3,483,689
Chimera Investment Corp.	187,637	3,490,048
New Residential Investment Corp.	186,641	3,337,141
Starwood Property Trust, Inc.	158,037	3,432,564

		19,965,002

TOTAL FINANCIALS		56,187,304

HEALTH CARE – 14.3%
Biotechnology – 4.2%
AbbVie, Inc.	60,281	4,692,876
Amgen, Inc.	33,927	6,540,786
Gilead Sciences, Inc.	70,688	4,819,508

		16,053,170

Health Care Providers & Services – 0.8%
CVS Health Corp.	39,503	2,859,622

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 9.3%
Bristol-Myers Squibb Co.	92,523	$4,676,112
Johnson & Johnson	70,111	9,814,839
Merck & Co., Inc.	112,168	8,256,687
Orion Oyj Class B	107,063	3,686,454
Pfizer, Inc.	204,507	8,806,072

		35,240,164

TOTAL HEALTH CARE		54,152,956

INDUSTRIALS – 10.0%
Aerospace & Defense – 3.8%
Singapore Technologies Engineering Ltd.	1,346,900	3,451,969
The Boeing Co.	17,881	6,345,251
United Technologies Corp.	35,851	4,453,053

		14,250,273

Air Freight & Logistics – 1.1%
United Parcel Service, Inc. Class B	38,991	4,154,101

Airlines – 1.0%
Delta Air Lines, Inc.	70,983	3,884,900

Electrical Equipment – 2.5%
Eaton Corp. PLC	45,867	3,287,288
Emerson Electric Co.	57,083	3,874,794
Siemens Gamesa Renewable Energy S.A. (a)(b)	225,213	2,497,818

		9,659,900

Industrial Conglomerates – 1.6%
Jardine Matheson Holdings Ltd.	53,919	3,111,665
Jardine Strategic Holdings Ltd.	86,380	2,893,730

		6,005,395

TOTAL INDUSTRIALS		37,954,569

INFORMATION TECHNOLOGY – 25.7%
Communications Equipment – 2.1%
Cisco Systems, Inc.	174,702	7,992,617

Electronic Equipment, Instruments & Components – 1.2%
Corning, Inc.	147,158	4,701,698

IT Services – 3.4%
International Business Machines Corp.	38,786	4,477,068
Paychex, Inc.	68,301	4,473,033
The Western Union Co.	212,958	3,841,762

		12,791,863

Semiconductors & Semiconductor Equipment – 3.3%
Broadcom, Inc.	23,798	5,318,615
Intel Corp.	157,847	7,399,867

		12,718,482

Software – 6.7%
Micro Focus International PLC	140,743	2,181,829
Microsoft Corp.	157,801	16,854,725

	Shares	Value
Oracle Corp.	127,229	$6,213,864

		25,250,418

Technology Hardware, Storage & Peripherals – 9.0%
Apple, Inc.	100,257	21,942,247
HP, Inc.	207,416	5,007,022
Seagate Technology PLC	82,585	3,322,394
Xerox Corp.	133,434	3,718,806

		33,990,469

TOTAL INFORMATION TECHNOLOGY		97,445,547

MATERIALS – 2.4%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	7,965	1,229,398
DowDuPont, Inc.	45,097	2,431,630
Linde PLC	9,192	1,521,000
LyondellBasell Industries N.V. Class A	11,491	1,025,802

		6,207,830

Containers & Packaging – 0.2%
International Paper Co.	19,079	865,423

Metals & Mining – 0.5%
Fortescue Metals Group Ltd.	200,859	568,953
Fresnillo PLC	41,270	447,648
Nucor Corp.	16,659	984,880

		2,001,481

TOTAL MATERIALS		9,074,734

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.2%
Equity Residential	17,226	1,119,001
Gaming and Leisure Properties, Inc.	21,969	740,136
HCP, Inc.	37,178	1,024,254
Hospitality Properties Trust	27,608	707,317
Kimco Realty Corp.	52,700	847,943
Omega Healthcare Investors, Inc. (a)	30,097	1,003,735
Public Storage	5,934	1,219,259
Senior Housing Properties Trust	45,353	728,823
Simon Property Group, Inc.	9,002	1,652,047
Spirit Realty Capital, Inc.	95,902	749,954
Ventas, Inc.	18,332	1,063,989
Welltower, Inc.	17,721	1,170,826

		12,027,284

Real Estate Management & Development – 0.1%
Hongkong Land Holdings Ltd.	98,900	585,488

TOTAL REAL ESTATE		12,612,772

UTILITIES – 2.7%
Electric Utilities – 2.0%
Duke Energy Corp.	20,980	1,733,577
Edison International	17,885	1,241,040
NextEra Energy, Inc.	12,123	2,091,218
PPL Corp.	36,487	1,109,205

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Electric Utilities – continued
The Southern Co.	33,216	$1,495,716

		7,670,756

Multi-Utilities – 0.7%
Dominion Energy, Inc.	20,233	1,445,041
SCANA Corp.	23,255	931,363

		2,376,404

TOTAL UTILITIES		10,047,160

TOTAL COMMON STOCKS (Cost $367,948,869)		377,828,510

Money Market Funds – 1.7%

Fidelity Cash Central Fund, 2.23% (c)	641,674	641,802
Fidelity Securities Lending Cash Central Fund, 2.23% (c)(d)	5,917,548	5,918,139

TOTAL MONEY MARKET FUNDS (Cost $6,560,030)		6,559,941

TOTAL INVESTMENT PORTFOLIO – 101.5% (Cost $374,508,899)		384,388,451

NET OTHER ASSETS (LIABILITIES) – (1.5%)		(5,647,984)

NET ASSETS – 100.0%		$378,740,467

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,715
Fidelity Securities Lending Cash Central Fund	16,887

Total	$19,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Quarterly Report	4

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,851,115	$20,851,115	$—	$—
Consumer Discretionary	33,487,193	33,487,193	—	—
Consumer Staples	25,442,748	25,442,748	—	—
Energy	20,572,412	20,572,412	—	—
Financials	56,187,304	56,187,304	—	—
Health Care	54,152,956	54,152,956	—	—
Industrials	37,954,569	37,954,569	—	—
Information Technology	97,445,547	95,263,718	2,181,829	—
Materials	9,074,734	9,074,734	—	—
Real Estate	12,612,772	12,612,772	—	—
Utilities	10,047,160	10,047,160	—	—
Money Market Funds	6,559,941	6,559,941	—	—

Total Investments in Securities:	$384,388,451	$382,206,622	$2,181,829	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® High Dividend ETF

October 31, 2018

T17-QTLY-1218

1.9880049.102

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 11.2%
Diversified Telecommunication Services – 9.4%
AT&T, Inc.	196,515	$6,029,080
CenturyLink, Inc.	324,541	6,698,526
Verizon Communications, Inc.	138,950	7,932,656

		20,660,262

Entertainment – 1.0%
The Walt Disney Co.	10,968	1,259,455
Twenty-First Century Fox, Inc. Class A	20,907	951,687

		2,211,142

Media – 0.8%
Comcast Corp. Class A	31,646	1,206,979
ITV PLC	226,379	430,998

		1,637,977

TOTAL COMMUNICATION SERVICES		24,509,381

CONSUMER DISCRETIONARY – 4.0%
Automobiles – 0.6%
Ford Motor Co.	66,512	635,190
General Motors Co.	18,139	663,706

		1,298,896

Hotels, Restaurants & Leisure – 1.2%
Cracker Barrel Old Country Store, Inc. (a)	3,251	515,869
Las Vegas Sands Corp.	8,544	436,000
McDonald’s Corp.	6,358	1,124,730
Six Flags Entertainment Corp. (a)	8,493	457,433

		2,534,032

Household Durables – 0.4%
Garmin Ltd.	9,311	616,015
Newell Brands, Inc.	22,252	353,362

		969,377

Multiline Retail – 1.0%
Kohl’s Corp.	9,200	696,716
Macy’s, Inc.	22,919	785,892
Target Corp.	9,565	799,921

		2,282,529

Specialty Retail – 0.8%
L Brands, Inc.	12,254	397,275
The Home Depot, Inc.	7,317	1,286,914

		1,684,189

TOTAL CONSUMER DISCRETIONARY		8,769,023

CONSUMER STAPLES – 0.6%
Beverages – 0.2%
PepsiCo, Inc.	1,646	184,978
The Coca-Cola Co.	4,650	222,642

		407,620

Food & Staples Retailing – 0.1%
Costco Wholesale Corp.	715	163,470

	Shares	Value
Food Products – 0.1%
Marine Harvest ASA	4,660	$112,771
The Kraft Heinz Co.	1,471	80,861

		193,632

Household Products – 0.1%
The Procter & Gamble Co.	2,682	237,840

Tobacco – 0.1%
Altria Group, Inc.	2,465	160,324
Philip Morris International, Inc.	1,822	160,463

		320,787

TOTAL CONSUMER STAPLES		1,323,349

ENERGY – 12.3%
Oil, Gas & Consumable Fuels – 12.3%
Chevron Corp.	47,352	5,286,851
Exxon Mobil Corp.	80,158	6,386,990
Occidental Petroleum Corp.	58,117	3,897,907
Targa Resources Corp.	82,223	4,248,462
The Williams Cos., Inc.	131,071	3,188,957
Valero Energy Corp.	45,242	4,121,094

TOTAL ENERGY		27,130,261

FINANCIALS – 22.0%
Banks – 8.9%
Bank of America Corp.	177,352	4,877,180
Citigroup, Inc.	61,369	4,017,215
JPMorgan Chase & Co.	55,902	6,094,436
Wells Fargo & Co.	84,589	4,502,672

		19,491,503

Capital Markets – 2.8%
CME Group, Inc.	22,404	4,105,309
Federated Investors, Inc. Class B	87,689	2,163,288

		6,268,597

Insurance – 1.4%
MetLife, Inc.	73,099	3,010,948

Mortgage Real Estate Investment Trust (REITs) – 8.9%
AGNC Investment Corp.	168,969	3,014,407
Annaly Capital Management, Inc.	305,074	3,011,080
Blackstone Mortgage Trust, Inc. Class A	101,778	3,433,990
Chimera Investment Corp.	183,616	3,415,257
New Residential Investment Corp.	181,791	3,250,423
Starwood Property Trust, Inc.	154,265	3,350,636

		19,475,793

TOTAL FINANCIALS		48,246,841

HEALTH CARE – 7.0%
Biotechnology – 2.2%
AbbVie, Inc.	17,931	1,395,929
Amgen, Inc.	10,089	1,945,058
Gilead Sciences, Inc.	21,128	1,440,507

		4,781,494

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 4.8%
AstraZeneca PLC	18,704	$1,430,663
Johnson & Johnson	20,642	2,889,673
Merck & Co., Inc.	33,319	2,452,612
Orion Oyj Class B	32,433	1,116,751
Pfizer, Inc.	60,927	2,623,517

		10,513,216

TOTAL HEALTH CARE		15,294,710

INDUSTRIALS – 3.5%
Aerospace & Defense – 0.6%
The Boeing Co.	3,749	1,330,370

Air Freight & Logistics – 0.4%
United Parcel Service, Inc. Class B	8,135	866,703

Airlines – 0.4%
Delta Air Lines, Inc.	14,785	809,183

Electrical Equipment – 0.9%
Eaton Corp. PLC	9,785	701,291
Emerson Electric Co.	11,932	809,944
Siemens Gamesa Renewable Energy S.A. (b)	46,665	517,558

		2,028,793

Industrial Conglomerates – 1.0%
3M Co.	4,743	902,403
Jardine Matheson Holdings Ltd.	11,244	648,891
Jardine Strategic Holdings Ltd.	17,712	593,352

		2,144,646

Professional Services – 0.2%
Nielsen Holdings PLC	19,721	512,352

TOTAL INDUSTRIALS		7,692,047

INFORMATION TECHNOLOGY – 18.6%
Communications Equipment – 1.5%
Cisco Systems, Inc.	73,018	3,340,574

Electronic Equipment, Instruments & Components – 0.9%
Corning, Inc.	61,545	1,966,363

IT Services – 2.5%
International Business Machines Corp.	16,257	1,876,545
Paychex, Inc.	28,577	1,871,508
The Western Union Co.	88,831	1,602,511

		5,350,564

Semiconductors & Semiconductor Equipment – 2.4%
Broadcom, Inc.	9,945	2,222,608
Intel Corp.	65,903	3,089,533

		5,312,141

Software – 4.8%
Micro Focus International PLC	58,971	914,181
Microsoft Corp.	65,958	7,044,974

	Shares	Value
Oracle Corp.	53,051	$2,591,011

		10,550,166

Technology Hardware, Storage & Peripherals – 6.5%
Apple, Inc.	41,944	9,179,864
HP, Inc.	86,830	2,096,076
Seagate Technology PLC	34,510	1,388,337
Xerox Corp.	55,686	1,551,969

		14,216,246

TOTAL INFORMATION TECHNOLOGY		40,736,054

REAL ESTATE – 10.9%
Equity Real Estate Investment Trusts (REITs) – 10.9%
Equity Residential	29,547	1,919,373
Gaming and Leisure Properties, Inc.	45,787	1,542,564
HCP, Inc.	71,774	1,977,374
Hospitality Properties Trust	58,974	1,510,914
Kimco Realty Corp.	108,029	1,738,187
Omega Healthcare Investors, Inc. (a)	62,905	2,097,882
Public Storage	9,656	1,984,018
Senior Housing Properties Trust	97,460	1,566,182
Simon Property Group, Inc.	12,619	2,315,839
Spirit Realty Capital, Inc.	202,988	1,587,366
Ventas, Inc.	32,424	1,881,889
Welltower, Inc.	30,763	2,032,511
WP Carey, Inc.	26,546	1,752,301

TOTAL REAL ESTATE		23,906,400

UTILITIES – 9.6%
Electric Utilities – 7.1%
Duke Energy Corp.	39,426	3,257,770
Edison International	44,360	3,078,140
NextEra Energy, Inc.	20,441	3,526,073
PPL Corp.	88,060	2,677,024
The Southern Co.	66,361	2,988,236

		15,527,243

Multi-Utilities – 2.5%
Dominion Energy, Inc.	39,242	2,802,664
SCANA Corp.	67,055	2,685,553

		5,488,217

TOTAL UTILITIES		21,015,460

TOTAL COMMON STOCKS (Cost $216,575,100)		218,623,526

Money Market Funds – 0.9%

Fidelity Cash Central Fund, 2.23% (c)	430,161	430,247

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Money Market Funds – continued
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 2.23% (c)(d)	1,598,969	$1,599,129

TOTAL MONEY MARKET FUNDS (Cost $2,029,394)		2,029,376

TOTAL INVESTMENT PORTFOLIO – 100.6% (Cost $218,604,494)		220,652,902

NET OTHER ASSETS (LIABILITIES) – (0.6%)		(1,292,480)

NET ASSETS – 100.0%		$219,360,422

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,818
Fidelity Securities Lending Cash Central Fund	3,680

Total	$5,498

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$24,509,381	$24,509,381	$—	$—
Consumer Discretionary	8,769,023	8,769,023	—	—
Consumer Staples	1,323,349	1,323,349	—	—
Energy	27,130,261	27,130,261	—	—
Financials	48,246,841	48,246,841	—	—
Health Care	15,294,710	13,864,047	1,430,663	—
Industrials	7,692,047	7,692,047	—	—
Information Technology	40,736,054	39,821,873	914,181	—
Real Estate	23,906,400	23,906,400	—	—
Utilities	21,015,460	21,015,460	—	—
Money Market Funds	2,029,376	2,029,376	—	—

Total Investments in Securities:	$220,652,902	$218,308,058	$2,344,844	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Quarterly Report	4

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Low Volatility Factor ETF

October 31, 2018

T18-QTLY-1218

1.9880051.102

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 9.4%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	24,783	$760,342
Verizon Communications, Inc.	14,205	810,964

		1,571,306

Entertainment – 1.4%
The Walt Disney Co.	10,101	1,159,898

Interactive Media & Services – 5.2%
Alphabet, Inc. Class A (a)	2,406	2,623,936
Facebook, Inc. Class A (a)	11,322	1,718,566

		4,342,502

Media – 0.9%
Cable One, Inc.	881	789,147

TOTAL COMMUNICATION SERVICES		7,862,853

CONSUMER DISCRETIONARY – 10.9%
Auto Components – 0.0%
Garrett Motion, Inc. (a)	542	8,222

Diversified Consumer Services – 0.8%
Bright Horizons Family Solutions, Inc. (a)	5,895	677,394

Hotels, Restaurants & Leisure – 4.7%
Darden Restaurants, Inc.	6,045	644,095
Domino’s Pizza, Inc.	2,363	635,151
McDonald’s Corp.	6,407	1,133,398
Starbucks Corp.	16,228	945,606
Vail Resorts, Inc.	2,310	580,549

		3,938,799

Multiline Retail – 0.9%
Target Corp.	9,276	775,752

Specialty Retail – 3.4%
AutoZone, Inc. (a)	941	690,195
The Home Depot, Inc.	6,734	1,184,376
The TJX Companies, Inc.	8,292	911,125

		2,785,696

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	11,806	885,922

TOTAL CONSUMER DISCRETIONARY		9,071,785

CONSUMER STAPLES – 6.7%
Beverages – 1.6%
Constellation Brands, Inc. Class A	2,296	457,432
PepsiCo, Inc.	7,605	854,650

		1,312,082

Food & Staples Retailing – 1.6%
Sysco Corp.	6,892	491,607
Walmart, Inc.	8,643	866,720

		1,358,327

Food Products – 1.1%
Hormel Foods Corp.	10,909	476,069
The Hershey Co.	4,221	452,280

		928,349

	Shares	Value
Household Products – 2.4%
Colgate-Palmolive Co.	8,207	$488,727
The Clorox Co.	2,983	442,826
The Procter & Gamble Co.	12,284	1,089,345

		2,020,898

TOTAL CONSUMER STAPLES		5,619,656

ENERGY – 5.3%
Energy Equipment & Services – 0.7%
Baker Hughes a GE Co.	7,422	198,093
Schlumberger Ltd.	7,458	382,670

		580,763

Oil, Gas & Consumable Fuels – 4.6%
Cabot Oil & Gas Corp.	10,422	252,525
Chevron Corp.	7,607	849,322
Exxon Mobil Corp.	15,713	1,252,012
Kinder Morgan, Inc.	17,723	301,645
Occidental Petroleum Corp.	4,905	328,978
ONEOK, Inc.	4,330	284,048
Phillips 66	3,001	308,563
Valero Energy Corp.	3,139	285,932

		3,863,025

TOTAL ENERGY		4,443,788

FINANCIALS – 14.3%
Banks – 4.0%
Commerce Bancshares, Inc.	8,667	551,221
The PNC Financial Services Group, Inc.	5,398	693,589
US Bancorp	15,689	820,064
Wells Fargo & Co.	23,429	1,247,126

		3,312,000

Capital Markets – 1.9%
CME Group, Inc.	4,620	846,569
Intercontinental Exchange, Inc.	9,633	742,126

		1,588,695

Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B (a)	8,875	1,821,860

Insurance – 4.8%
Aflac, Inc.	14,702	633,215
Athene Holding Ltd. Class A (a)	12,916	590,520
Chubb Ltd.	5,627	702,869
Everest Re Group Ltd.	2,733	595,411
Marsh & McLennan Cos., Inc.	8,514	721,562
The Progressive Corp.	11,065	771,230

		4,014,807

Mortgage Real Estate Investment Trust (REITs) – 1.4%
Blackstone Mortgage Trust, Inc. Class A	17,549	592,103
Starwood Property Trust, Inc.	25,912	562,809

		1,154,912

TOTAL FINANCIALS		11,892,274

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – 14.8%
Health Care Equipment & Supplies – 2.1%
Danaher Corp.	9,001	$894,700
Stryker Corp.	5,320	863,010

		1,757,710

Health Care Providers & Services – 7.2%
Aetna, Inc.	4,864	965,018
Anthem, Inc.	3,602	992,603
Cigna Corp.	4,559	974,760
HCA Healthcare, Inc.	6,617	883,568
MEDNAX, Inc. (a)	16,211	669,352
UnitedHealth Group, Inc.	5,790	1,513,216

		5,998,517

Pharmaceuticals – 5.5%
Eli Lilly & Co.	10,203	1,106,413
Johnson & Johnson	13,798	1,931,582
Pfizer, Inc.	36,331	1,564,413

		4,602,408

TOTAL HEALTH CARE		12,358,635

INDUSTRIALS – 9.5%
Aerospace & Defense – 4.4%
General Dynamics Corp.	3,367	581,077
Lockheed Martin Corp.	2,291	673,210
Northrop Grumman Corp.	2,177	570,265
Raytheon Co.	3,363	588,660
Rockwell Collins, Inc.	4,065	520,401
United Technologies Corp.	5,934	737,062

		3,670,675

Air Freight & Logistics – 0.6%
CH Robinson Worldwide, Inc.	5,555	494,562

Building Products – 0.0%
Resideo Technologies, Inc. (a)	910	19,162

Commercial Services & Supplies – 1.3%
Republic Services, Inc.	7,370	535,652
Rollins, Inc.	8,927	528,478

		1,064,130

Industrial Conglomerates – 1.9%
3M Co.	4,231	804,990
Honeywell International, Inc.	5,462	791,007

		1,595,997

Machinery – 0.6%
Fortive Corp.	6,987	518,785

Professional Services – 0.7%
Verisk Analytics, Inc. (a)	4,767	571,277

TOTAL INDUSTRIALS		7,934,588

INFORMATION TECHNOLOGY – 19.9%
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. Class A	8,250	738,375

	Shares	Value
IT Services – 10.8%
Accenture PLC Class A	6,268	$987,962
Amdocs Ltd.	11,146	705,207
Automatic Data Processing, Inc.	6,500	936,520
Broadridge Financial Solutions, Inc.	6,371	745,025
Fiserv, Inc. (a)	10,357	821,310
Genpact Ltd.	22,654	620,946
International Business Machines Corp.	7,443	859,145
Mastercard, Inc. Class A	6,234	1,232,275
Paychex, Inc.	10,850	710,567
Visa, Inc. Class A	10,479	1,444,530

		9,063,487

Semiconductors & Semiconductor Equipment – 1.6%
Intel Corp.	28,298	1,326,610

Software – 1.7%
Check Point Software Technologies Ltd. (a)	6,456	716,616
Dell Technologies, Inc. Class V (a)	7,968	720,228

		1,436,844

Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	18,543	4,058,321

TOTAL INFORMATION TECHNOLOGY		16,623,637

MATERIALS – 2.7%
Chemicals – 2.3%
Air Products & Chemicals, Inc.	1,449	223,653
DowDuPont, Inc.	8,983	484,363
Ecolab, Inc.	1,631	249,788
International Flavors & Fragrances, Inc.	1,160	167,806
Linde PLC	1,628	269,385
LyondellBasell Industries N.V. Class A	2,110	188,360
NewMarket Corp.	327	126,209
The Sherwin-Williams Co.	530	208,539

		1,918,103

Containers & Packaging – 0.4%
Aptargroup, Inc.	1,369	139,583
Ball Corp.	4,074	182,515

		322,098

TOTAL MATERIALS		2,240,201

REAL ESTATE – 3.5%
Equity Real Estate Investment Trusts (REITs) – 3.5%
American Campus Communities, Inc.	3,120	123,271
American Tower Corp.	2,108	328,447
AvalonBay Communities, Inc.	1,045	183,272
Boston Properties, Inc.	1,328	160,369
Crown Castle International Corp.	2,271	246,949
Digital Realty Trust, Inc.	1,543	159,330
Equity Lifestyle Properties, Inc.	1,468	139,005
Essex Property Trust, Inc.	690	173,038
Federal Realty Investment Trust	1,100	136,455
Invitation Homes, Inc.	5,634	123,272

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Public Storage	989	$203,210
Realty Income Corp.	2,818	169,841
Simon Property Group, Inc.	1,582	290,329
UDR, Inc.	3,739	146,531
Ventas, Inc.	3,050	177,022
WP Carey, Inc.	1,988	131,228

TOTAL REAL ESTATE		2,891,569

UTILITIES – 2.9%
Electric Utilities – 1.5%
Duke Energy Corp.	4,088	337,791
NextEra Energy, Inc.	2,376	409,860
The Southern Co.	6,319	284,545
Xcel Energy, Inc.	4,890	239,659

		1,271,855

Multi-Utilities – 1.4%
CMS Energy Corp.	4,097	202,884
Consolidated Edison, Inc.	2,935	223,060
Dominion Energy, Inc.	4,189	299,178
DTE Energy Co.	1,983	222,889
WEC Energy Group, Inc.	3,313	226,609

		1,174,620

TOTAL UTILITIES		2,446,475

TOTAL COMMON STOCKS (Cost $81,473,186)		83,385,461

Money Market Funds – 0.1%
	Shares	Value
Fidelity Cash Central Fund, 2.23% (b) (Cost $104,722)	104,701	$104,722

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $81,577,908)		83,490,183

NET OTHER ASSETS (LIABILITIES) – 0.00%		12,467

NET ASSETS – 100.0%		$83,502,650

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$428
Fidelity Securities Lending Cash Central Fund	79

Total	$507

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Quarterly Report	4

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Momentum Factor ETF

October 31, 2018

T21-QTLY-1218

1.9880055.102

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 7.8%
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	30,836	$946,048
Verizon Communications, Inc.	17,752	1,013,462

		1,959,510

Entertainment – 1.9%
Netflix, Inc. (a)	3,394	1,024,241
Twenty-First Century Fox, Inc. Class A	18,894	860,055

		1,884,296

Interactive Media & Services – 3.9%
Alphabet, Inc. Class A (a)	2,857	3,115,787
Twitter, Inc. (a)	23,272	808,702

		3,924,489

TOTAL COMMUNICATION SERVICES		7,768,295

CONSUMER DISCRETIONARY – 11.4%
Auto Components – 0.0%
Garrett Motion, Inc. (a)	674	10,225

Hotels, Restaurants & Leisure – 0.6%
Planet Fitness, Inc., Class A (a)	12,639	620,449

Internet & Direct Marketing Retail – 3.5%
Amazon.com, Inc. (a)	1,876	2,997,867
GrubHub, Inc. (a)	5,676	526,392

		3,524,259

Multiline Retail – 0.8%
Target Corp.	9,364	783,111

Specialty Retail – 4.8%
American Eagle Outfitters, Inc.	24,063	554,893
Burlington Stores, Inc. (a)	4,060	696,249
Ross Stores, Inc.	8,071	799,029
The Home Depot, Inc.	7,468	1,313,472
The TJX Companies, Inc.	8,485	932,332
Urban Outfitters, Inc. (a)	13,536	534,130

		4,830,105

Textiles, Apparel & Luxury Goods – 1.7%
lululemon athletica, Inc. (a)	5,124	721,100
NIKE, Inc. Class B	12,470	935,749

		1,656,849

TOTAL CONSUMER DISCRETIONARY		11,424,998

CONSUMER STAPLES – 6.9%
Beverages – 2.3%
PepsiCo, Inc.	9,535	1,071,543
The Coca-Cola Co.	24,871	1,190,824

		2,262,367

Food & Staples Retailing – 2.6%
Costco Wholesale Corp.	3,801	869,022
Sysco Corp.	8,709	621,213
Walmart, Inc.	10,799	1,082,924

		2,573,159

	Shares	Value
Food Products – 0.6%
Lamb Weston Holdings, Inc.	7,143	$558,297

Household Products – 0.4%
Energizer Holdings, Inc.	7,721	453,763

Personal Products – 1.0%
Herbalife Nutrition Ltd. (a)	8,480	451,645
The Estee Lauder Cos., Inc. Class A	4,273	587,281

		1,038,926

TOTAL CONSUMER STAPLES		6,886,512

ENERGY – 5.3%
Oil, Gas & Consumable Fuels – 5.3%
Anadarko Petroleum Corp.	7,585	403,522
Chevron Corp.	10,498	1,172,102
ConocoPhillips	9,968	696,763
Continental Resources, Inc. (a)	6,421	338,258
EOG Resources, Inc.	5,303	558,618
HollyFrontier Corp.	6,329	426,828
Marathon Oil Corp.	21,997	417,723
Occidental Petroleum Corp.	7,658	513,622
Valero Energy Corp.	5,038	458,911
Whiting Petroleum Corp. (a)	8,583	320,146

TOTAL ENERGY		5,306,493

FINANCIALS – 14.0%
Banks – 4.6%
Bank of America Corp.	56,132	1,543,630
JPMorgan Chase & Co.	18,510	2,017,960
SVB Financial Group (a)	2,135	506,486
TCF Financial Corp.	24,571	513,043

		4,581,119

Capital Markets – 4.9%
CME Group, Inc.	5,164	946,251
E*TRADE Financial Corp.	11,295	558,199
Moody’s Corp.	4,249	618,145
MSCI, Inc.	3,974	597,610
S&P Global, Inc.	4,110	749,335
T Rowe Price Group, Inc.	6,215	602,793
The Charles Schwab Corp.	17,006	786,357

		4,858,690

Consumer Finance – 1.5%
American Express Co.	8,970	921,488
FirstCash, Inc.	7,888	634,195

		1,555,683

Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B (a)	10,548	2,165,294

Insurance – 0.8%
The Progressive Corp.	12,267	855,010

TOTAL FINANCIALS		14,015,796

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – 13.9%
Biotechnology – 1.1%
Neurocrine Biosciences, Inc. (a)	10,096	$1,081,786

Health Care Equipment & Supplies – 7.2%
Abbott Laboratories	24,234	1,670,692
ABIOMED, Inc. (a)	3,189	1,088,087
Align Technology, Inc. (a)	3,340	738,808
Haemonetics Corp. (a)	11,788	1,231,492
Intuitive Surgical, Inc. (a)	2,596	1,352,983
ResMed, Inc.	10,931	1,157,812

		7,239,874

Health Care Providers & Services – 3.1%
Encompass Health Corp.	14,901	1,002,838
UnitedHealth Group, Inc.	8,112	2,120,071

		3,122,909

Life Sciences Tools & Services – 1.2%
Illumina, Inc. (a)	3,955	1,230,598

Pharmaceuticals – 1.3%
Zoetis, Inc.	14,198	1,279,950

TOTAL HEALTH CARE		13,955,117

INDUSTRIALS – 9.9%
Aerospace & Defense – 1.4%
The Boeing Co.	3,858	1,369,050

Air Freight & Logistics – 0.6%
XPO Logistics, Inc. (a)	6,448	576,322

Building Products – 0.0%
Resideo Technologies, Inc. (a)	1,133	23,850

Commercial Services & Supplies – 1.1%
Cintas Corp.	3,262	593,260
Copart, Inc. (a)	11,358	555,520

		1,148,780

Industrial Conglomerates – 1.0%
Honeywell International, Inc.	6,798	984,486

Machinery – 0.8%
Caterpillar, Inc.	6,730	816,484

Professional Services – 2.5%
CoStar Group, Inc. (a)	1,572	568,152
Insperity, Inc.	6,141	674,589
TransUnion	8,850	581,888
Verisk Analytics, Inc. (a)	5,926	710,172

		2,534,801

Road & Rail – 1.9%
CSX Corp.	11,976	824,667
Union Pacific Corp.	7,068	1,033,483

		1,858,150

Trading Companies & Distributors – 0.6%
WW Grainger, Inc.	1,989	564,816

TOTAL INDUSTRIALS		9,876,739

	Shares	Value
INFORMATION TECHNOLOGY – 21.7%
Communications Equipment – 1.6%
Cisco Systems, Inc.	34,170	$1,563,278

IT Services – 3.7%
Mastercard, Inc. Class A	6,913	1,366,492
Square, Inc. Class A (a)	10,495	770,858
Visa, Inc. Class A	11,795	1,625,941

		3,763,291

Semiconductors & Semiconductor Equipment – 3.2%
Intel Corp.	31,716	1,486,846
Micron Technology, Inc. (a)	17,238	650,217
NVIDIA Corp.	5,053	1,065,324

		3,202,387

Software – 8.3%
Adobe, Inc. (a)	4,595	1,129,267
Intuit, Inc.	4,246	895,906
Microsoft Corp.	35,961	3,840,995
Salesforce.com, Inc. (a)	7,538	1,034,515
ServiceNow, Inc. (a)	4,406	797,662
Zendesk, Inc. (a)	11,172	614,125

		8,312,470

Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	22,249	4,869,416

TOTAL INFORMATION TECHNOLOGY		21,710,842

MATERIALS – 2.6%
Chemicals – 2.1%
Air Products & Chemicals, Inc.	1,818	280,608
CF Industries Holdings, Inc.	4,001	192,168
DowDuPont, Inc.	11,284	608,433
Eastman Chemical Co.	2,083	163,203
Ecolab, Inc.	2,050	313,958
Linde PLC	2,053	339,710
LyondellBasell Industries N.V. Class A	2,650	236,566

		2,134,646

Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	15,149	176,486
Steel Dynamics, Inc.	4,402	174,319
United States Steel Corp.	5,465	144,986

		495,791

TOTAL MATERIALS		2,630,437

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.0%
American Tower Corp.	2,655	413,676
Crown Castle International Corp.	2,857	310,670
CubeSmart	5,381	155,941
Extra Space Storage, Inc.	2,023	182,191
Host Hotels & Resorts, Inc.	9,245	176,672
Life Storage, Inc.	1,626	153,104
Prologis, Inc.	4,220	272,063

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Public Storage	1,244	$255,605
Rayonier, Inc.	4,491	135,628
Ryman Hospitality Properties, Inc.	1,843	142,998
SBA Communications Corp. (a)	1,332	216,011
Simon Property Group, Inc.	2,001	367,224
Weyerhaeuser Co.	7,027	187,129

		2,968,912

Real Estate Management & Development – 0.3%
CBRE Group, Inc. Class A (a)	4,004	161,321
Jones Lang LaSalle, Inc.	1,011	133,715

		295,036

TOTAL REAL ESTATE		3,263,948

UTILITIES – 3.1%
Electric Utilities – 1.3%
Exelon Corp.	9,499	416,151
FirstEnergy Corp.	8,441	314,681
NextEra Energy, Inc.	3,274	564,765

		1,295,597

Independent Power and Renewable Electricity Producers – 0.9%
AES Corp.	20,597	300,304
NRG Energy, Inc.	8,896	321,946
Vistra Energy Corp. (a)	12,266	277,580

		899,830

	Shares	Value
Multi-Utilities – 0.9%
Ameren Corp.	4,963	$320,510
MDU Resources Group, Inc.	9,409	234,849
Public Service Enterprise Group, Inc.	6,720	359,050

		914,409

TOTAL UTILITIES		3,109,836

TOTAL COMMON STOCKS (Cost $97,380,468)		99,949,013

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 2.23% (b) (Cost $109,428)	109,406	109,428

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $97,489,896)		100,058,441

NET OTHER ASSETS (LIABILITIES) – 0.00%		3,152

NET ASSETS – 100.0%		$100,061,593

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$621
Fidelity Securities Lending Cash Central Fund	5

Total	$626

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Quarterly Report	4

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Quality Factor ETF

October 31, 2018

T22-QTLY-1218

1.9880057.102

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.4%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	35,773	$1,097,516
Verizon Communications, Inc.	20,496	1,170,116

		2,267,632

Entertainment – 1.4%
The Walt Disney Co.	13,904	1,596,597

Interactive Media & Services – 5.0%
Alphabet, Inc. Class A (a)	3,276	3,572,740
Facebook, Inc. Class A (a)	14,925	2,265,466

		5,838,206

Media – 2.1%
Comcast Corp. Class A	44,124	1,682,889
Sirius XM Holdings, Inc. (b)	123,938	746,107

		2,428,996

TOTAL COMMUNICATION SERVICES		12,131,431

CONSUMER DISCRETIONARY – 9.8%
Auto Components – 0.0%
Garrett Motion, Inc. (a)	756	11,469

Hotels, Restaurants & Leisure – 3.6%
Domino’s Pizza, Inc.	3,143	844,807
Las Vegas Sands Corp.	13,579	692,936
McDonald’s Corp.	8,775	1,552,298
Yum! Brands, Inc.	11,606	1,049,298

		4,139,339

Internet & Direct Marketing Retail – 1.0%
Booking Holdings, Inc. (a)	617	1,156,616

Specialty Retail – 4.2%
O’Reilly Automotive, Inc. (a)	3,011	965,778
Ross Stores, Inc.	10,860	1,075,140
The Home Depot, Inc.	9,341	1,642,895
The TJX Companies, Inc.	11,191	1,229,667

		4,913,480

Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc. Class B	16,129	1,210,320

TOTAL CONSUMER DISCRETIONARY		11,431,224

CONSUMER STAPLES – 6.8%
Beverages – 1.6%
Monster Beverage Corp. (a)	9,756	515,605
The Coca-Cola Co.	27,379	1,310,906

		1,826,511

Food Products – 0.5%
The Hershey Co.	5,463	585,360

Household Products – 2.8%
Colgate-Palmolive Co.	10,889	648,440
Kimberly-Clark Corp.	5,653	589,608
The Clorox Co.	3,909	580,291

	Shares	Value
The Procter & Gamble Co.	17,017	$1,509,068

		3,327,407

Tobacco – 1.9%
Altria Group, Inc.	16,439	1,069,192
Philip Morris International, Inc.	12,453	1,096,736

		2,165,928

TOTAL CONSUMER STAPLES		7,905,206

ENERGY – 5.4%
Energy Equipment & Services – 1.2%
Core Laboratories N.V.	3,520	300,045
Halliburton Co.	12,750	442,170
Schlumberger Ltd.	11,795	605,201

		1,347,416

Oil, Gas & Consumable Fuels – 4.2%
ConocoPhillips	10,473	732,063
Exxon Mobil Corp.	23,590	1,879,651
Kinder Morgan, Inc.	29,565	503,196
Occidental Petroleum Corp.	7,940	532,536
Peabody Energy Corp.	9,019	319,723
Phillips 66	4,924	506,286
Valero Energy Corp.	5,140	468,203

		4,941,658

TOTAL ENERGY		6,289,074

FINANCIALS – 13.6%
Banks – 4.5%
Fifth Third Bancorp	37,480	1,011,585
SVB Financial Group (a)	3,442	816,546
The PNC Financial Services Group, Inc.	9,189	1,180,694
US Bancorp	26,631	1,392,002
Western Alliance Bancorp (a)	18,316	883,564

		5,284,391

Capital Markets – 6.3%
Affiliated Managers Group, Inc.	6,855	779,139
CME Group, Inc.	7,913	1,449,978
FactSet Research Systems, Inc.	5,264	1,177,873
Interactive Brokers Group, Inc. Class A	17,392	859,339
Moody’s Corp.	6,736	979,953
S&P Global, Inc.	6,344	1,156,638
SEI Investments Co.	17,933	958,519

		7,361,439

Consumer Finance – 1.9%
Discover Financial Services	15,990	1,114,023
Synchrony Financial	37,829	1,092,502

		2,206,525

Mortgage Real Estate Investment Trust (REITs) – 0.9%
AGNC Investment Corp.	55,626	992,368

TOTAL FINANCIALS		15,844,723

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – 13.9%
Biotechnology – 5.4%
AbbVie, Inc.	17,174	$1,336,996
Amgen, Inc.	8,018	1,545,790
Biogen, Inc. (a)	3,786	1,151,966
Celgene Corp. (a)	14,091	1,008,916
Gilead Sciences, Inc.	18,560	1,265,421

		6,309,089

Health Care Equipment & Supplies – 1.9%
IDEXX Laboratories, Inc. (a)	4,499	954,328
Intuitive Surgical, Inc. (a)	2,403	1,252,395

		2,206,723

Pharmaceuticals – 6.6%
Bristol-Myers Squibb Co.	24,002	1,213,061
Eli Lilly & Co.	14,219	1,541,908
Johnson & Johnson	19,540	2,735,405
Pfizer, Inc.	51,099	2,200,323

		7,690,697

TOTAL HEALTH CARE		16,206,509

INDUSTRIALS – 10.2%
Aerospace & Defense – 2.1%
Lockheed Martin Corp.	3,187	936,500
The Boeing Co.	4,348	1,542,931

		2,479,431

Building Products – 0.0%
Resideo Technologies, Inc. (a)	1,269	26,712

Commercial Services & Supplies – 0.6%
Rollins, Inc.	12,163	720,050

Electrical Equipment – 0.6%
Rockwell Automation, Inc.	4,249	699,938

Industrial Conglomerates – 1.9%
3M Co.	5,884	1,119,490
Honeywell International, Inc.	7,614	1,102,659

		2,222,149

Machinery – 1.8%
Allison Transmission Holdings, Inc.	14,763	650,753
Graco, Inc.	15,099	613,472
Illinois Tool Works, Inc.	6,140	783,280

		2,047,505

Professional Services – 1.4%
The Dun & Bradstreet Corp.	5,478	779,410
Verisk Analytics, Inc. (a)	6,499	778,840

		1,558,250

Road & Rail – 1.8%
CSX Corp.	13,250	912,395
Union Pacific Corp.	7,930	1,159,525

		2,071,920

TOTAL INDUSTRIALS		11,825,955

	Shares	Value
INFORMATION TECHNOLOGY – 20.6%
Communications Equipment – 0.7%
F5 Networks, Inc. (a)	4,586	$803,834

IT Services – 5.3%
Accenture PLC Class A	7,516	1,184,672
Mastercard, Inc. Class A	7,781	1,538,070
Paychex, Inc.	12,147	795,507
VeriSign, Inc. (a)	5,336	760,593
Visa, Inc. Class A	13,350	1,840,298

		6,119,140

Semiconductors & Semiconductor Equipment – 3.0%
Applied Materials, Inc.	19,995	657,436
KLA-Tencor Corp.	6,943	635,562
NVIDIA Corp.	5,676	1,196,671
Texas Instruments, Inc.	11,023	1,023,265

		3,512,934

Software – 6.8%
Adobe, Inc. (a)	5,160	1,268,122
Check Point Software Technologies Ltd. (a)	7,137	792,207
Microsoft Corp.	41,269	4,407,942
Oracle Corp.	28,850	1,409,034

		7,877,305

Technology Hardware, Storage & Peripherals – 4.8%
Apple, Inc.	25,561	5,594,280

TOTAL INFORMATION TECHNOLOGY		23,907,493

MATERIALS – 2.6%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	2,383	367,816
Celanese Corp. Class A	2,600	252,044
Ecolab, Inc.	2,728	417,793
Linde PLC	2,675	442,633
LyondellBasell Industries N.V. Class A	3,551	316,998
The Sherwin-Williams Co.	892	350,975

		2,148,259

Construction Materials – 0.2%
Eagle Materials, Inc.	2,525	186,446

Containers & Packaging – 0.2%
Packaging Corp. of America	2,488	228,423

Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	20,713	241,307
Newmont Mining Corp.	8,759	270,828

		512,135

TOTAL MATERIALS		3,075,263

REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.4%
American Tower Corp.	3,120	486,127
AvalonBay Communities, Inc.	1,542	270,436
CoreSite Realty Corp.	1,642	154,118

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Equity Residential	4,176	$271,273
Essex Property Trust, Inc.	1,008	252,786
Extra Space Storage, Inc.	2,393	215,514
Federal Realty Investment Trust	1,695	210,265
Gaming and Leisure Properties, Inc.	5,629	189,641
National Retail Properties, Inc.	4,397	205,560
Prologis, Inc.	4,964	320,029
Public Storage	1,457	299,370
Realty Income Corp.	4,208	253,616
Regency Centers Corp.	3,322	210,482
Simon Property Group, Inc.	2,323	426,317
WP Carey, Inc.	3,024	199,614

TOTAL REAL ESTATE		3,965,148

UTILITIES – 3.1%
Electric Utilities – 1.1%
IDACORP, Inc.	3,420	318,949
NextEra Energy, Inc.	3,879	669,127
OGE Energy Corp.	9,250	334,388

		1,322,464

Gas Utilities – 0.3%
National Fuel Gas Co.	6,066	329,323

Independent Power and Renewable Electricity Producers – 0.7%
AES Corp.	25,246	368,087
NRG Energy, Inc.	10,977	397,257

		765,344

Multi-Utilities – 1.0%
CenterPoint Energy, Inc.	12,677	342,406

	Shares	Value
Consolidated Edison, Inc.	5,267	$400,292
WEC Energy Group, Inc.	6,172	422,165

		1,164,863

TOTAL UTILITIES		3,581,994

TOTAL COMMON STOCKS (Cost $118,112,501)		116,164,020

Money Market Funds – 0.7%

Fidelity Cash Central Fund, 2.23% (c)	125,679	125,704
Fidelity Securities Lending Cash Central Fund, 2.23% (c)(d)	718,183	718,255

TOTAL MONEY MARKET FUNDS (Cost $843,982)		843,959

TOTAL INVESTMENT PORTFOLIO – 100.5% (Cost $118,956,483)		117,007,979

NET OTHER ASSETS (LIABILITIES) – (0.5%)		(633,656)

NET ASSETS – 100.0%		$116,374,323

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$726
Fidelity Securities Lending Cash Central Fund	1,142

Total	$1,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three

Quarterly Report	4

levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Value Factor ETF

October 31, 2018

T23-QTLY-1218

1.9880059.102

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 11.0%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	29,457	$903,741
Verizon Communications, Inc.	16,881	963,736

		1,867,477

Entertainment – 2.5%
The Walt Disney Co.	12,891	1,480,273
Viacom, Inc. Class B	30,615	979,068

		2,459,341

Interactive Media & Services – 5.0%
Alphabet, Inc. Class A (a)	2,688	2,931,479
Facebook, Inc. Class A (a)	12,229	1,856,240

		4,787,719

Media – 1.6%
Comcast Corp. Class A	41,038	1,565,190

TOTAL COMMUNICATION SERVICES		10,679,727

CONSUMER DISCRETIONARY – 9.4%
Automobiles – 1.0%
Ford Motor Co.	98,541	941,066

Diversified Consumer Services – 0.9%
H&R Block, Inc.	33,930	900,502

Hotels, Restaurants & Leisure – 2.4%
Norwegian Cruise Line Holdings Ltd. (a)	17,640	777,395
Royal Caribbean Cruises Ltd.	7,922	829,671
Wyndham Destinations, Inc.	18,344	658,183

		2,265,249

Household Durables – 0.8%
PulteGroup, Inc.	30,280	743,980

Internet & Direct Marketing Retail – 0.6%
eBay, Inc. (a)	21,428	622,055

Multiline Retail – 2.8%
Kohl’s Corp.	12,227	925,951
Macy’s, Inc.	22,676	777,560
Target Corp.	12,327	1,030,907

		2,734,418

Specialty Retail – 0.9%
Foot Locker, Inc.	17,946	845,974

TOTAL CONSUMER DISCRETIONARY		9,053,244

CONSUMER STAPLES – 7.0%
Food & Staples Retailing – 2.3%
The Kroger Co.	16,843	501,248
Walgreens Boots Alliance, Inc.	9,287	740,824
Walmart, Inc.	10,019	1,004,705

		2,246,777

Food Products – 1.0%
Ingredion, Inc.	4,476	452,882
Tyson Foods, Inc. Class A	8,252	494,460

		947,342

	Shares	Value
Household Products – 1.8%
Kimberly-Clark Corp.	4,854	$506,272
The Procter & Gamble Co.	14,301	1,268,213

		1,774,485

Tobacco – 1.9%
Altria Group, Inc.	13,995	910,235
Philip Morris International, Inc.	10,509	925,527

		1,835,762

TOTAL CONSUMER STAPLES		6,804,366

ENERGY – 5.5%
Oil, Gas & Consumable Fuels – 5.5%
Chevron Corp.	9,134	1,019,811
ConocoPhillips	7,940	555,006
Exxon Mobil Corp.	18,835	1,500,773
HollyFrontier Corp.	4,431	298,827
Marathon Petroleum Corp.	4,952	348,868
Occidental Petroleum Corp.	5,989	401,682
PBF Energy, Inc. Class A	5,943	248,714
Peabody Energy Corp.	6,397	226,774
Phillips 66	3,680	378,378
Valero Energy Corp.	3,847	350,423

TOTAL ENERGY		5,329,256

FINANCIALS – 14.0%
Banks – 6.4%
Bank of America Corp.	51,139	1,406,322
Citigroup, Inc.	16,557	1,083,821
JPMorgan Chase & Co.	16,956	1,848,543
Popular, Inc.	10,558	549,122
Wells Fargo & Co.	24,968	1,329,047

		6,216,855

Capital Markets – 0.7%
Morgan Stanley	15,281	697,731

Consumer Finance – 1.9%
Capital One Financial Corp.	7,128	636,530
Discover Financial Services	8,445	588,363
Synchrony Financial	19,835	572,835

		1,797,728

Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	9,687	1,988,547

Insurance – 1.8%
Athene Holding Ltd. Class A (a)	11,639	532,135
MetLife, Inc.	14,812	610,106
Prudential Financial, Inc.	6,691	627,482

		1,769,723

Thrifts & Mortgage Finance – 1.1%
MGIC Investment Corp. (a)	42,404	517,753
Radian Group, Inc.	27,340	524,655

		1,042,408

TOTAL FINANCIALS		13,512,992

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – 15.0%
Biotechnology – 4.5%
Amgen, Inc.	7,039	$1,357,049
Biogen, Inc. (a)	3,366	1,024,173
Gilead Sciences, Inc.	16,404	1,118,425
United Therapeutics Corp. (a)	7,453	826,239

		4,325,886

Health Care Providers & Services – 6.1%
Cigna Corp.	5,660	1,210,165
CVS Health Corp.	17,854	1,292,451
Express Scripts Holding Co. (a)	13,622	1,320,925
Humana, Inc.	3,305	1,058,955
McKesson Corp.	8,019	1,000,450

		5,882,946

Pharmaceuticals – 4.4%
Johnson & Johnson	16,730	2,342,033
Pfizer, Inc.	44,234	1,904,716

		4,246,749

TOTAL HEALTH CARE		14,455,581

INDUSTRIALS – 9.5%
Aerospace & Defense – 1.4%
The Boeing Co.	3,866	1,371,889

Airlines – 2.9%
Delta Air Lines, Inc.	14,364	786,142
JetBlue Airways Corp. (a)	37,452	626,572
Southwest Airlines Co.	13,402	658,038
United Continental Holdings, Inc. (a)	8,861	757,704

		2,828,456

Building Products – 0.6%
Owens Corning	11,024	521,104

Machinery – 2.8%
Caterpillar, Inc.	6,896	836,623
Cummins, Inc.	5,193	709,831
Oshkosh Corp.	9,192	516,039
PACCAR, Inc.	11,506	658,258

		2,720,751

Professional Services – 0.6%
ManpowerGroup, Inc.	7,276	555,086

Trading Companies & Distributors – 1.2%
AerCap Holdings N.V. (a)	11,729	587,388
United Rentals, Inc. (a)	4,711	565,650

		1,153,038

TOTAL INDUSTRIALS		9,150,324

INFORMATION TECHNOLOGY – 19.6%
Communications Equipment – 1.5%
Cisco Systems, Inc.	31,428	1,437,831

IT Services – 5.3%
Accenture PLC Class A	6,105	962,270
Alliance Data Systems Corp.	2,838	585,139

	Shares	Value
Cognizant Technology Solutions Corp. Class A	9,946	$686,572
DXC Technology Co.	8,001	582,713
International Business Machines Corp.	7,330	846,102
Visa, Inc. Class A	10,935	1,507,390

		5,170,186

Semiconductors & Semiconductor Equipment – 2.0%
Intel Corp.	29,312	1,374,147
Micron Technology, Inc. (a)	15,481	583,943

		1,958,090

Software – 5.6%
Microsoft Corp.	33,860	3,616,587
Oracle Corp.	23,529	1,149,156
VMware, Inc. Class A (a)	4,299	607,836

		5,373,579

Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	20,995	4,594,965
Western Digital Corp.	9,840	423,809

		5,018,774

TOTAL INFORMATION TECHNOLOGY		18,958,460

MATERIALS – 2.4%
Chemicals – 1.2%
DowDuPont, Inc.	11,228	605,414
Huntsman Corp.	6,349	138,916
LyondellBasell Industries N.V. Class A	2,842	253,705
The Chemours Co.	4,743	156,567

		1,154,602

Containers & Packaging – 0.2%
International Paper Co.	4,980	225,893

Metals & Mining – 0.8%
Alcoa Corp. (a)	4,870	170,401
Freeport-McMoRan, Inc.	16,617	193,588
Nucor Corp.	3,933	232,519
United States Steel Corp.	6,244	165,654

		762,162

Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	7,150	155,655

TOTAL MATERIALS		2,298,312

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Apple Hospitality REIT, Inc.	9,688	156,655
Brixmor Property Group, Inc.	10,172	164,786
EPR Properties	2,589	177,968
Hospitality Properties Trust	6,209	159,075
Host Hotels & Resorts, Inc.	10,035	191,769
Kimco Realty Corp.	11,139	179,226
Medical Properties Trust, Inc.	12,553	186,538
Park Hotels & Resorts, Inc.	5,655	164,391
Prologis, Inc.	4,402	283,797

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Senior Housing Properties Trust	9,797	$157,438
Simon Property Group, Inc.	2,037	373,830
Ventas, Inc.	4,148	240,750
Welltower, Inc.	3,906	258,069
Weyerhaeuser Co.	7,488	199,405

		2,893,697

Real Estate Management & Development – 0.3%
CBRE Group, Inc. Class A (a)	4,359	175,624
Jones Lang LaSalle, Inc.	1,125	148,793

		324,417

TOTAL REAL ESTATE		3,218,114

UTILITIES – 3.1%
Electric Utilities – 1.7%
Duke Energy Corp.	5,258	434,469
Exelon Corp.	8,650	378,956
NextEra Energy, Inc.	2,994	516,465
PG&E Corp.	6,993	327,342

		1,657,232

Independent Power and Renewable Electricity Producers – 0.8%
AES Corp.	18,335	267,324
NRG Energy, Inc.	7,926	286,842
Vistra Energy Corp. (a)	10,919	247,097

		801,263

	Shares	Value
Multi-Utilities – 0.6%
Consolidated Edison, Inc.	3,900	$296,400
SCANA Corp.	5,736	229,727

		526,127

TOTAL UTILITIES		2,984,622

TOTAL COMMON STOCKS (Cost $95,597,068)		96,444,998

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 2.23% (b) (Cost $63,648)	63,636	63,648

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $95,660,716)		96,508,646

NET OTHER ASSETS (LIABILITIES) – 0.1%		119,395

NET ASSETS – 100.0%		$96,628,041

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$632
Fidelity Securities Lending Cash Central Fund	101

Total	$733

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Quarterly Report	4

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date: December 27, 2018

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date: December 27, 2018